                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02753

                                    SBL FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                                    SBL FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS                                 SERIES A (EQUITY SERIES)
March 31, 2007 (Unaudited)

                                                             SHARES           VALUE
                                                         -------------    -------------
COMMON STOCK - 99.5%
AEROSPACE & DEFENSE - 4.4%
General Dynamics Corporation                                   184,100    $  14,065,240
L-3 Communications Holdings, Inc.                               46,000        4,023,620
                                                                          -------------
                                                                             18,088,860
                                                                          -------------

AIR FREIGHT & LOGISTICS  - 3.1%
FedEx Corporation                                              119,500       12,837,885
                                                                          -------------

BIOTECHNOLOGY - 1.8%
Amgen, Inc. *                                                  135,650        7,580,122
                                                                          -------------

BROADCASTING & CABLE TV - 1.1%
CBS Corporation (Cl.B)                                         152,950        4,678,741
                                                                          -------------

COAL & CONSUMABLE FUELS - 1.6%
Evergreen Energy, Inc. *                                     1,027,400        6,750,018
                                                                          -------------

COMMUNICATIONS EQUIPMENT - 1.9%
ADC Telecommunications, Inc. *                                 474,114        7,936,668
                                                                          -------------

CONSTRUCTION & ENGINEERING - 1.5%
Shaw Group, Inc. *                                             195,750        6,121,102
                                                                          -------------

CONSUMER FINANCE - 8.4%
American Express Company                                       222,700       12,560,280
Capital One Financial Corporation                              121,500        9,168,390
First Marblehead Corporation                                   294,600       13,224,594
                                                                          -------------
                                                                             34,953,264
                                                                          -------------

DATA PROCESSING & OUTSOURCED SERVICES  - 3.9%
First Data Corporation                                         208,700        5,614,030
Western Union Company                                          477,600       10,483,320
                                                                          -------------
                                                                             16,097,350
                                                                          -------------

DRUG RETAIL - 2.3%
CVS Corporation                                                282,500        9,644,550
                                                                          -------------

HEALTH CARE EQUIPMENT - 1.8%
Hospira, Inc. *                                                185,300        7,578,770
                                                                          -------------

HEALTH CARE SERVICES - 3.6%
Medco Health Solutions, Inc. *                                 206,200       14,955,686
                                                                          -------------

HOME IMPROVEMENT RETAIL - 4.0%
Home Depot, Inc.                                               445,200       16,356,648
                                                                          -------------

HOTELS, RESORTS & CRUISE LINES - 2.0%
Carnival Corporation                                           172,200        8,069,292
                                                                          -------------

HYPERMARKETS & SUPER CENTERS - 6.1%
Costco Wholesale Corporation                                   231,000       12,437,040
Wal-Mart Stores, Inc.                                          275,800       12,948,810
                                                                          -------------
                                                                             25,385,850
                                                                          -------------

INDUSTRIAL CONGLOMERATES - 7.7%
General Electric Company                                       522,700       18,482,672
Tyco International, Ltd.                                       419,600       13,238,380
                                                                          -------------
                                                                             31,721,052
                                                                          -------------

INDUSTRIAL GASES - 1.0%
Praxair, Inc.                                                   65,800        4,142,768
                                                                          -------------

INTEGRATED OIL & GAS - 6.9%
Chevron Corporation                                            134,000        9,910,640
Exxon Mobil Corporation                                        246,900       18,628,605
                                                                          -------------
                                                                             28,539,245
                                                                          -------------

IT CONSULTING & OTHER SERVICES - 2.4%
Unisys Corporation *                                         1,155,850        9,743,816
                                                                          -------------

MANAGED HEALTH CARE - 5.5%
UnitedHealth Group, Inc.                                       172,000        9,110,840
WellPoint, Inc. *                                              166,600       13,511,260
                                                                          -------------
                                                                             22,622,100
                                                                          -------------

MOVIES & ENTERTAINMENT - 2.4%
Time Warner, Inc.                                              505,000        9,958,600
                                                                          -------------

MULTI-LINE INSURANCE - 5.1%
American International Group, Inc.                             315,800       21,228,076
                                                                          -------------

OIL & GAS DRILLING - 0.8%
Transocean, Inc. *                                              40,200        3,284,340
                                                                          -------------

OIL & GAS EQUIPMENT & SERVICES - 2.4%
Baker Hughes, Inc.                                              65,000        4,298,450
BJ Services Company                                             70,900        1,978,110
Halliburton Company                                            117,700        3,735,798
                                                                          -------------
                                                                             10,012,358
                                                                          -------------

OTHER DIVERSIFIED FINANCIAL SERVICES  - 5.4%
Citigroup, Inc.                                                278,600       14,303,324
JPMorgan Chase & Company                                       165,900        8,026,242
                                                                          -------------
                                                                             22,329,566
                                                                          -------------

PHARMACEUTICALS - 2.9%
Johnson & Johnson                                              201,400       12,136,364
                                                                          -------------

PROPERTY & CASUALTY INSURANCE - 3.8%
Berkshire Hathaway, Inc. *                                         145       15,803,550
                                                                          -------------

SYSTEMS SOFTWARE - 3.4%
Microsoft Corporation                                          510,200       14,219,274
                                                                          -------------

WIRELESS TELECOMMUNICATION SERVICES  - 2.3%
Sprint Nextel Corporation                                      508,300        9,637,368
                                                                          -------------
TOTAL COMMON STOCK (Cost $ 347,653,746)                                   $ 412,413,283
                                                                          -------------

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                         -------------    -------------
COMMERCIAL PAPER - 0.6%
BROKERAGE - 0.6%
Goldman Sachs Group, Inc.
     5.30%, 4/3/2007                                         1,400,000        1,399,588

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES A (EQUITY SERIES)
March 31, 2007 (Unaudited) - (Continued)

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                         -------------    -------------
COMMERCIAL PAPER (CONTINUED)
BROKERAGE (CONTINUED)
Goldman Sachs Group, Inc., (continued)
   5.30%, 4/4/2007                                           1,200,000    $   1,199,470
                                                                          -------------
                                                                              2,599,058
                                                                          -------------
TOTAL COMMERCIAL PAPER (Cost $ 2,599,058)                                 $   2,599,058
                                                                          -------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 4.89%, dated 03-30-07, matures
 04-02-07; repurchase amount $235,096
 (Collateralized by GNMA, 5.00%, 10-16-28 with a
  value of $239,701)                                     $     235,000    $     235,000
                                                                          -------------
TOTAL REPURCHASE AGREEMENT (Cost $ 235,000)                               $     235,000
                                                                          -------------
TOTAL INVESTMENTS (SBL A FUND)                                            $ 415,247,341
(COST $350,487,804) - 100.2%
 LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                                (638,238)
                                                                          -------------
 TOTAL NET ASSETS - 100.0%                                                $ 414,609,103
                                                                          =============

FOOTNOTES

Percentages are Stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $350,626,141.

*  - Non-income producing security

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES B (LARGE CAP VALUE SERIES)
March 31, 2007 (Unaudited)

                                                             SHARES           VALUE
                                                         -------------    -------------
COMMON STOCK - 99.3%
AEROSPACE & DEFENSE - 3.1%
United Technologies Corporation                                228,400    $  14,846,000
                                                                          -------------

AGRICULTURAL PRODUCTS - 2.2%
Archer-Daniels-Midland Company                                 281,400       10,327,380
                                                                          -------------

ALUMINUM - 0.8%
Alcoa, Inc.                                                    119,600        4,054,440
                                                                          -------------

BROADCASTING & CABLE TV - 2.6%
CBS Corporation (Cl.B)                                         402,100       12,300,239
                                                                          -------------

BUILDING PRODUCTS - 0.9%
USG Corporation *                                               88,500        4,131,180
                                                                          -------------

COMPUTER HARDWARE - 2.8%
Hewlett-Packard Company                                        331,200       13,294,368
                                                                          -------------

CONSTRUCTION & ENGINEERING - 1.4%
Shaw Group, Inc. *                                             220,350        6,890,345
                                                                          -------------

CONSUMER FINANCE - 5.3%
Capital One Financial Corporation                              136,000       10,262,560
First Marblehead Corporation                                   334,725       15,025,805
                                                                          -------------
                                                                             25,288,365
                                                                          -------------

DIVERSIFIED CHEMICALS - 3.5%
Dow Chemical Company                                           176,400        8,089,704
E.I. Du Pont de Nemours & Company                               178,600       8,828,198
                                                                          -------------
                                                                             16,917,902
                                                                          -------------

DRUG RETAIL - 2.3%
CVS Corporation                                                328,800       11,225,232
                                                                          -------------

ELECTRIC UTILITIES - 2.0%
Edison International                                           196,300        9,644,219
                                                                          -------------
EXCHANGE TRADED FUNDS - 6.0%
iShares Russell 1000 Value Index Fund                          170,600       14,183,684
iShares S&P 500 Value Index Fund                               187,600       14,512,736
                                                                          -------------
                                                                             28,696,420
                                                                          -------------

HEALTH CARE EQUIPMENT - 1.7%
Hospira, Inc. *                                                200,700        8,208,630
                                                                          -------------

HEALTH CARE SERVICES  - 3.9%
Medco Health Solutions, Inc. *                                 258,200       18,727,246
                                                                          -------------

HOME IMPROVEMENT RETAIL - 1.9%
Home Depot, Inc.                                               242,000        8,891,080
                                                                          -------------

HYPERMARKETS & SUPER CENTERS - 2.9%
Costco Wholesale Corporation                                   254,200       13,686,128
                                                                          -------------

INDUSTRIAL CONGLOMERATES - 9.1%
General Electric Company                                       411,900       14,564,784
                                                                          -------------
McDermott International, Inc. * (1)                            332,000       16,261,360
Tyco International, Ltd.                                       406,600       12,828,230
                                                                          -------------
                                                                             43,654,374
                                                                          -------------

INTEGRATED OIL & GAS - 9.3%
Chevron Corporation                                            151,000       11,167,960
ConocoPhillips                                                  92,500        6,322,375
Exxon Mobil Corporation                                        204,600       15,437,070
Sasol, Ltd. ADR                                                360,500       11,914,525
                                                                          -------------
                                                                             44,841,930
                                                                          -------------

INTEGRATED TELECOMMUNICATION SERVICES  - 1.0%
Windstream Corporation                                         331,932        4,876,081
                                                                          -------------

IT CONSULTING & OTHER SERVICES - 0.6%
Unisys Corporation *                                           343,500        2,895,705
                                                                          -------------

MANAGED HEALTH CARE - 2.9%
WellPoint, Inc. *                                              171,500       13,908,650
                                                                          -------------

MOVIES & ENTERTAINMENT - 5.7%
News Corporation                                               488,800       11,301,056
Time Warner, Inc.                                              712,600       14,052,472
Viacom, Inc. (Cl.B) *                                           43,000        1,767,730
                                                                          -------------
                                                                             27,121,258
                                                                          -------------

MULTI-LINE INSURANCE  - 3.8%
American International Group, Inc.                             272,600       18,324,172
                                                                          -------------

OIL & GAS DRILLING - 0.7%
Transocean, Inc. *                                              39,100        3,194,470
                                                                          -------------

OIL & GAS EQUIPMENT & SERVICES - 1.5%
Halliburton Company                                            232,600        7,382,724
                                                                          -------------

OIL & GAS STORAGE & TRANSPORTATION  - 2.5%
Williams Companies, Inc.                                       426,800       12,146,728
                                                                          -------------

OTHER DIVERSIFIED FINANCIAL SERVICES  - 5.5%
Citigroup, Inc.                                                308,800       15,853,792
JPMorgan Chase & Company                                       221,700       10,725,846
                                                                          -------------
                                                                             26,579,638
                                                                          -------------

PROPERTY & CASUALTY INSURANCE - 4.3%
Berkshire Hathaway, Inc. *                                         190       20,708,100
                                                                          -------------

RAILROADS - 2.6%
Union Pacific Corporation                                      122,800       12,470,340
                                                                          -------------

SPECIALTY CHEMICALS - 1.9%
Rohm & Haas Company                                            172,200        8,906,184
                                                                          -------------

TOBACCO - 1.7%
Altria Group, Inc.                                              91,800        8,060,958
                                                                          -------------

WIRELESS TELECOMMUNICATION SERVICES  - 2.9%
Alltel Corporation                                              59,900        3,713,800

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES B (LARGE CAP VALUE SERIES)
March 31, 2007 (Unaudited) - continued

                                                             SHARES           VALUE
                                                         -------------    -------------
COMMON STOCK (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES
(CONTINUED)
Sprint Nextel Corporation                                      544,700    $  10,327,512
                                                                          -------------
                                                                             14,041,312
                                                                          -------------
TOTAL COMMON STOCK (Cost $375,836,241)                                    $ 476,241,798
                                                                          -------------

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                         -------------    -------------
ASSET BACKED COMMERCIAL PAPER - 0.5%
FINANCIAL COMPANIES - TRADE RECEIVABLES  - 0.5%
Old Line Funding LLC
   5.28%, 4/2/2007                                           1,300,000        1,299,809
   5.29%, 4/3/2007                                           1,100,000        1,099,677
                                                                          -------------
                                                                              2,399,486
                                                                          -------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $2,399,486)                     $   2,399,486
                                                                          -------------
COMMERCIAL PAPER - 0.2%
BROKERAGE - 0.2%
Goldman Sachs Group, Inc.
   5.30%, 4/4/2007                                           1,000,000          999,558
                                                                          -------------
TOTAL COMMERCIAL PAPER (Cost $999,558)                                    $     999,558
                                                                          -------------
REPURCHASE AGREEMENT - 0.0%
United Missouri Bank, 4.89%, dated 03-30-07, matures
 04-02-07; repurchase amount $187,076 (Collateralized
 by FNMA, 3.66%, 06-15-07 with a value of $191,427)      $     187,000    $     187,000
                                                                          -------------
TOTAL REPURCHASE AGREEMENT (Cost $187,000)                                $     187,000
                                                                          -------------
TOTAL INVESTMENTS (SBL B FUND)                                            $ 479,827,842
(COST $379,422,285) - 100.0%
LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%                                   (168,171)
                                                                          -------------
TOTAL NET ASSETS - 100.0%                                                 $ 479,659,671
                                                                          =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $379,469,251.

*   - Non-income producing security

1   - Security is segregated as collateral for open written options contracts.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
March 31, 2007 (Unaudited)

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                         -------------    -------------
CERTIFICATE OF DEPOSIT - 10.9%
Bank of Ireland
   5.34%, 8/09/2007                                          3,000,000    $   2,999,983
Barclay's Bank plc NY
   5.31%, 4/02/2007                                          3,000,000        3,000,000
BNP Paribas NY Branch
   5.33%, 8/23/2007                                          2,000,000        2,000,001
Credit Suiss New York
   5.62%, 7/18/2007                                          2,000,000        2,000,624
Societe Generale NY
   5.17%, 1/09/2008                                          1,500,000        1,498,679
UBS AG Stamford CT
   5.30%, 7/20/2007                                          2,000,000        1,999,668
                                                                          -------------
TOTAL CERTIFICATE OF DEPOSIT (Cost $13,499,733)                           $  13,498,955
                                                                          -------------
CORPORATE BOND - 13.5%
AUTOMOTIVE - 4.9%
American Honda Finance Corporation
   5.46%, 5/11/2007 (1)(2)(3)(4)                         $   1,550,000        1,550,220
Toyota Motor Credit Corporation
   5.34%, 4/02/2007 (1)(2)                                   2,000,000        2,000,186
   5.395%, 4/02/2007 (1)(2)                                  2,500,000        2,500,822
                                                                          -------------
                                                                              6,051,228
                                                                          -------------
BROKERAGE - 7.0%
Goldman Sachs Group, Inc.
   5.46%, 5/11/2007 (1)(2)                                   1,100,000        1,100,077
   5.485%, 4/02/2007 (1)(2)                                  2,000,000        2,000,762
Lehman Brothers Holdings, Inc.
   5.38%, 4/02/2007 (1)(2)                                   1,000,000        1,000,330
   5.48%, 4/20/2007 (1)(2)                                   2,000,000        2,000,140
Merrill Lynch & Company, Inc.
   5.363%, 4/02/2007 (1)(2)                                  1,000,000        1,000,053
   5.485%, 4/10/2007 (1)(2)                                  1,650,000        1,650,718
                                                                          -------------
                                                                              8,752,080
                                                                          -------------
FINANCIAL COMPANIES - CAPTIVE - 1.6%
Caterpillar Financial Services Corporation
   5.37%, 4/27/2007 (1)(2)                                   2,000,000        2,000,314
                                                                          -------------
TOTAL CORPORATE BOND (Cost $16,802,816)                                   $  16,803,622
                                                                          -------------
MORTGAGE BACKED SECURITIES - 1.1%
OTHER NON-AGENCY - 1.1%
PASS-THRU'S - 1.1%
Small Business Administration Pools
   #503295, 5.75% -
      4/01/2007 (1)(2)                                         130,053          130,211
   #503303, 5.75% -
      4/01/2007 (1)(2)                                         205,722          205,972
   #503308, 5.75% -
      4/01/2007 (1)(2)                                         147,653          147,653
   #503459, 5.75% -
      4/01/2007 (1)(2)                                          24,144           24,054
   #503176, 5.875% -
      4/01/2007 (1)(2)                                          25,134           25,260
   #503343, 5.875% -
      4/01/2007 (1)(2)                                         236,208          236,208
   #503347, 5.875% -
      4/01/2007 (1)(2)                                         413,689          413,689
   #502353, 6.00% -
      4/01/2007 (1)(2)                                          40,008           40,008
   #502163, 6.25% -
      4/01/2007 (1)(2)                                         203,386          203,386
                                                                          -------------
                                                                              1,426,441
                                                                          -------------
TOTAL MORTGAGE BACKED SECURITIES (Cost $1,426,241)                        $   1,426,441
                                                                          -------------

U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 2.8%
Federal Home Loan Bank
   5.27% - 4/04/2007 (1)(2)                                  2,000,000        1,999,756
   5.29% - 4/04/2007 (1)(2)                                  1,500,000        1,499,952
                                                                          -------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES
 (Cost $3,500,000)                                                        $   3,499,708
                                                                          -------------
ASSET BACKED COMMERCIAL PAPER - 37.3%
FINANCIAL COMPANIES - CAPTIVE - 3.4%
Edison Asset Securitization LLC
   5.23%, 5/1/2007                                           1,400,000        1,393,989
   5.21%, 6/8/2007                                           1,500,000        1,485,229
   5.20%, 8/10/2007                                          1,383,000        1,356,866
                                                                          -------------
                                                                              4,236,084
                                                                          -------------
FINANCIAL COMPANIES -
DIVERSIFIED  - 11.0%
Amstel Funding Corporation
   5.27%, 4/16/2007                                          3,042,000        3,035,697
   5.24%, 4/17/2007                                          1,000,000          997,526
   5.22%, 5/29/2007                                          1,100,000        1,090,590
Amsterdam Funding Corporation
   5.26%, 4/3/2007                                           1,500,000        1,499,562
   5.23%, 4/5/2007                                           1,500,000        1,499,324
   5.24%, 4/13/2007                                          1,000,000          998,253
   5.21%, 5/30/2007                                          1,000,000          991,427
Govco, Inc.
   5.23%, 4/10/2007                                          1,200,000        1,198,567
   5.24%, 4/23/2007                                          1,400,000        1,395,655
   5.23%, 5/3/2007                                           1,000,000          995,351
                                                                          -------------
                                                                             13,701,952
                                                                          -------------
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES  - 8.2%
Fairway Finance Corporation
   5.264%, 4/26/2007                                         2,500,000        2,490,861
   5.235%, 5/18/2007                                         1,000,000          993,216

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
March 31, 2007 (Unaudited) - continued

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                         -------------    -------------
ASSET BACKED COMMERCIAL PAPER (CONTINUED)
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLE (CONTINUED)
Falcon Asset Securitization Corporation
   5.25%, 4/9/2007                                           1,169,000   $    1,167,770
   5.27%, 4/19/2007                                          1,000,000          997,365
Jupiter Securitization Corporation
   5.255%, 4/18/2007                                         2,100,000        2,094,789
   5.23%, 5/4/2007                                           1,000,000          995,206
   5.23%, 5/7/2007                                           1,500,000        1,492,208
                                                                          -------------
                                                                             10,231,415
                                                                          -------------
FINANCIAL COMPANIES - SECURITIES - 7.6%
Galaxy Funding, Inc.
   5.24%, 5/9/2007                                           2,000,000        1,989,083
   5.23%, 5/17/2007                                          1,600,000        1,589,400
   5.235%, 6/5/2007                                          1,000,000          990,604
   5.21%, 6/7/2007                                           1,000,000          990,316
Perry Global Funding LLC
   5.25%, 5/16/2007                                          1,800,000        1,788,338
   5.24%, 6/20/2007                                          1,000,000          988,446
   5.21%, 7/19/2007                                          1,100,000        1,082,715
                                                                          -------------
                                                                              9,418,902
                                                                          -------------
FINANCIAL COMPANIES - TRADE & TERM RECEIVABLES  - 5.5%
Cafco LLC
   5.24%, 4/30/2007                                          2,000,000        1,991,558
   5.24%, 5/8/2007                                           1,500,000        1,491,703
Eureka Securitization
   5.24%, 4/24/2007                                          1,300,000        1,295,648
   5.24%, 5/10/2007                                          1,000,000          994,396
   5.265%, 5/15/2007                                         1,000,000          993,565
                                                                          -------------
                                                                              6,766,870
                                                                          -------------
FINANCIAL COMPANIES - TRADE
RECEIVABLES  - 1.6%
Old Line Funding LLC
   5.25%, 4/12/2007                                          1,000,000          998,396
   5.26%, 4/23/2007                                          1,000,000          996,785
                                                                          -------------
                                                                              1,995,181
                                                                          -------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $46,349,099)                   $  46,350,404
                                                                          -------------
COMMERCIAL PAPER - 33.5%
AUTOMOTIVE - 3.0%
American Honda Finance
   5.22%, 4/27/2007                                          2,500,000        2,490,823
   5.22%, 5/25/2007                                          1,300,000        1,289,916
                                                                          -------------
                                                                              3,780,739
                                                                          -------------
BANKING - 6.8%
Bank of America
   5.17%, 4/4/2007                                           3,000,000        2,999,112
   5.21%, 7/24/2007                                          2,000,000        1,966,714
UBS Finance (DE) LLC
   5.24%, 5/24/2007                                          1,000,000          992,430
   5.23%, 6/1/2007                                           1,000,000          991,283
   5.23%, 6/25/2007                                          1,500,000        1,481,695
                                                                          -------------
                                                                              8,431,234
                                                                          -------------
BROKERAGE - 9.6%
Goldman Sachs Group, Inc.
   5.17%, 7/20/2007                                          1,500,000        1,476,170
ING (US) Funding LLC
   5.24%, 4/19/2007                                          1,100,000        1,097,264
   5.23%, 4/25/2007                                          2,500,000        2,491,602
   5.22%, 5/23/2007                                          1,000,000          992,574
   5.21%, 6/4/2007                                           1,000,000          990,847
Merrill Lynch & Company, Inc.
   5.20%, 6/11/2007                                          1,100,000        1,088,749
   5.19%, 7/11/2007                                          1,500,000        1,478,113
Morgan Stanley
   5.20%, 5/21/2007                                          2,300,000        2,283,486
                                                                          -------------
                                                                             11,898,805
                                                                          -------------
CONSUMER PRODUCTS - 2.8%
Proctor & Gamble International Funding
   5.21%, 6/21/2007                                          3,500,000        3,459,322
                                                                          -------------

ELECTRIC - 1.6%
Southern Company
   5.27%, 4/24/2007                                          2,000,000        1,993,266
                                                                          -------------

FINANCIAL - OTHER - 2.4%
Countrywide Financial Corporation
   5.48%, 4/2/2007                                           3,000,000        2,999,543
                                                                          -------------

NON U.S. BANKING - 5.3%
Bank of Ireland
   5.24%, 5/2/2007                                           1,400,000        1,393,840
BNP Paribas Finance, Inc.
   5.23%, 4/11/2007                                          2,000,000        1,997,354
   5.20%, 7/6/2007                                           1,100,000        1,084,827
Westpac Banking Corporation
   5.19%, 8/1/2007                                           2,100,000        2,063,233
                                                                          -------------
                                                                              6,539,254
                                                                          -------------

NONCAPTIVE - DIVERSIFIED - 2.0%
CIT Group, Inc.
   5.11%, 7/3/2007                                           2,500,000        2,466,401
                                                                          -------------
TOTAL COMMERCIAL PAPER (Cost $41,566,544)                                 $  41,568,564
                                                                          -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                           SERIES C (MONEY MARKET SERIES)
March 31, 2007 (Unaudited) - continued

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                         -------------    -------------
REPURCHASE AGREEMENT - 0.3%
United Missouri Bank, 4.89%, dated 03-30-07, matures
 04-02-07; repurchase amount $337,137 (Collateralized
 by U.S. Treasury Note, 4.50%, 02-28-11 with a value
 of $343,887)                                            $     337,000    $     337,000
                                                                          -------------
TOTAL REPURCHASE AGREEMENT (Cost $337,000)                                $     337,000
                                                                          -------------
TOTAL INVESTMENTS (SBL C FUND)                                            $ 123,484,694
(COST $123,481,433) - 99.4%
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.6%                                    724,954
                                                                          -------------
TOTAL NET ASSETS - 100.0%                                                 $ 124,209,648
                                                                          -------------

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $123,481,433.

1 - Maturity date indicated is next interest reset date.

2 - Variable rate security. Rate indicated is rate effective at March 31, 2007.

3 - Security was acquired through a private placement.

4 - Security is a 144A security, which places restrictions on resale. See notes to financial statements.

GLOSSARY:

plc - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
March 31, 2007 (Unaudited)

                                                             SHARES           VALUE
                                                         -------------    -------------
COMMON STOCK - 97.9%
BERMUDA - 0.3%
Everest Re Group, Ltd.                                          15,900    $   1,529,103
                                                                          -------------

BRAZIL - 1.7%
Companhia de Bebidas das Americas ADR                           70,856        3,894,246
Empresa Brasileira de Aeronautica S.A. ADR                     121,126        5,554,838
                                                                          -------------
                                                                              9,449,084
                                                                          -------------

CANADA - 1.7%
Husky Energy, Inc.                                              91,600        6,399,148
Manulife Financial Corporation                                  84,566        2,907,734
                                                                          -------------
                                                                              9,306,882
                                                                          -------------

CAYMAN ISLANDS - 2.5%
3SBio, Inc. ADR *                                               10,900          120,118
ACE, Ltd.                                                       58,499        3,337,953
GlobalSantaFe Corporation                                       25,000        1,542,000
Transocean, Inc. *                                              76,500        6,250,050
XL Capital, Ltd.                                                38,800        2,714,448
                                                                          -------------
                                                                             13,964,569
                                                                          -------------

DENMARK - 0.3%
Novo-Nordisk A/S (Cl.B)                                         21,100        1,925,472
                                                                          -------------

FINLAND - 0.7%
Fortum Oyj                                                     122,100        3,560,808
Neste Oil Oyj                                                   15,975          550,605
                                                                          -------------
                                                                              4,111,413
                                                                          -------------

FRANCE - 5.5%
LVMH Moet Hennessy Louis Vuitton S.A.                           69,280        7,686,466
NicOx S.A. *                                                    32,002          844,352
Sanofi-Aventis                                                  92,910        8,080,210
Societe Generale                                                29,505        5,099,274
Technip S.A.                                                    88,010        6,457,163
Total S.A.                                                      42,102        2,950,036
                                                                          -------------
                                                                             31,117,501
                                                                          -------------

GERMANY - 5.0%
Allianz AG                                                      34,455        7,075,116
Bayerische Motoren Werke (BMW) AG *                             92,396        5,452,049
SAP AG                                                         133,043        5,930,993
Siemens AG                                                      90,624        9,687,706
                                                                          -------------
                                                                             28,145,864
                                                                          -------------

HONG KONG - 0.4%
Hutchison Whampoa, Ltd.                                        209,918        2,018,985
                                                                          -------------

INDIA - 2.8%
Hindustan Lever, Ltd.                                          601,900        2,860,846
ICICI Bank, Ltd. ADR                                            35,550        1,306,463
Infosys Technologies, Ltd.                                     133,465        6,240,526
Wire and Wireless India, Ltd. *                                321,200          661,781
Zee Entertainment Enterprises, Ltd.                            642,400        4,442,972
Zee News, Ltd. *                                               290,429    $     261,014
                                                                          -------------
                                                                             15,773,602
                                                                          -------------

ITALY - 0.5%
Bulgari SpA                                                    194,500        2,808,824
                                                                          -------------

JAPAN - 11.3%
Canon, Inc.                                                     40,100        2,154,139
Chugai Pharmaceutical Company,Ltd.                              96,200        2,432,860
Credit Saison Company, Ltd.                                    101,900        3,355,302
Fanuc, Ltd.                                                     15,800        1,470,921
Hoya Corporation                                               124,200        4,121,203
KDDI Corporation                                                   795        6,348,666
Keyence Corporation                                             12,200        2,752,985
Kyocera Corporation                                             30,200        2,847,388
Murata Manufacturing Company,Ltd.                               75,500        5,510,247
Nidec Corporation                                               21,200        1,367,336
Nintendo Company, Ltd.                                          10,400        3,022,871
Resona Holdings, Inc.                                              778        2,092,977
Secom Company, Ltd.                                             55,000        2,553,146
Sega Sammy Holdings, Inc.                                       77,500        1,808,673
Seven & I Holdings Company, Ltd.                                63,675        1,939,944
Shionogi & Company, Ltd.                                       146,000        2,626,724
Sony Corporation                                               150,200        7,635,236
Square Enix Company, Ltd.                                       81,700        2,107,761
Sumitomo Mitsui Financial Group,Inc.                               170        1,543,684
Toyota Motor Corporation                                        84,600        5,420,546
                                                                          -------------
                                                                             63,112,609
                                                                          -------------

MEXICO - 2.4%
Fomento Economico Mexicano, S.A.B. de C.V. *                   364,300        4,019,102
Grupo Modelo, S.A. de C.V. (Cl.C)                              501,200        2,567,660
Grupo Televisa S.A. ADR                                        225,932        6,732,774
                                                                          -------------
                                                                             13,319,536
                                                                          -------------

NETHERLANDS - 2.2%
European Aeronautic Defence and Space Company N.V.             181,280        5,623,301
Koninklijke (Royal) Philips Electronics N.V.                   173,400        6,622,812
                                                                          -------------
                                                                             12,246,113
                                                                          -------------

NORWAY - 0.6%
Tandberg ASA                                                   161,400        3,372,291
                                                                          -------------

PANAMA - 1.2%
Carnival Corporation                                           145,100        6,799,386
                                                                          -------------

REPUBLIC OF KOREA - 1.9%
Hyundai Heavy Industries Company, Ltd.                          13,600        2,717,456

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
March 31, 2007 (Unaudited) - (Continued)

                                                             SHARES           VALUE
                                                         -------------    -------------
Samsung Electronics Company,Ltd. *                               5,674    $   3,395,185
SK Telecom Company, Ltd. ADR                                   198,780        4,655,428
                                                                          -------------
                                                                             10,768,069
                                                                          -------------

SINGAPORE - 0.2%
Singapore Press Holdings, Ltd.                                 462,466        1,341,188
                                                                          -------------

SPAIN - 1.1%
Industria de Diseno Textil S.A.                                 97,600        6,066,833
                                                                          -------------

SWEDEN - 6.4%
Hennes & Mauritz AB (Cl.B)                                     201,500       11,600,195
Investor AB (Cl.B) (1)                                         139,644        3,319,667
Telefonaktiebolaget LM Ericsson (Cl.B)                       5,638,000       20,750,204
                                                                          -------------
                                                                             35,670,066
                                                                          -------------

SWITZERLAND - 3.5%
Credit Suisse Group                                            114,109        8,188,203
Novartis AG                                                     50,785        2,912,866
Roche Holding AG                                                39,211        6,937,430
Syngenta AG                                                      7,171        1,372,003
                                                                          -------------
                                                                             19,410,502
                                                                          -------------

TAIWAN - 1.5%
Benq Corporation                                             1,764,000          703,575
MediaTek, Inc.                                                 390,200        4,480,314
Taiwan Semiconductor Manufacturing Company, Ltd. ADR           313,047        3,365,255
                                                                          -------------
                                                                              8,549,144
                                                                          -------------

UNITED KINGDOM - 12.8%
BP plc ADR                                                      64,375        4,168,281
Burberry Group plc                                             196,134        2,520,427
Cadbury Schweppes plc                                          544,735        6,994,777
Diageo plc                                                     160,184        3,245,291
Experian Group, Ltd.                                            99,202        1,141,072
HSBC Holdings plc                                              302,019        5,249,143
Pearson plc                                                    158,400        2,719,748
Prudential plc                                                 362,806        5,122,765
Reckitt Benckiser plc                                          177,973        9,270,777
Royal Bank of Scotland Group plc                               234,280        9,142,522
Smith & Nephew plc                                             281,653        3,580,593
Tesco plc                                                      576,925        5,046,604
Vodafone Group plc                                           3,898,387       10,395,187
WPP Group plc                                                  203,000        3,076,060
                                                                          -------------
                                                                             71,673,247
                                                                          -------------

UNITED STATES - 31.4%
3M Company                                                      67,900        5,189,597
Adobe Systems, Inc. *                                          172,800        7,205,760
Advanced Micro Devices, Inc. *                                 348,800        4,555,328
Affymetrix, Inc. *                                              49,400        1,485,458
Altera Corporation                                             175,000        3,498,250
Amgen, Inc. *                                                   38,100    $   2,129,028
Atherogenics, Inc. *                                           109,800          308,538
Automatic Data Processing, Inc.                                131,100        6,345,240
Avon Products, Inc.                                             16,200          603,612
Berkshire Hathaway, Inc. (Cl.B) *                                  910        3,312,400
Boeing Company                                                  42,200        3,752,002
Boston Scientific Corporation *                                215,547        3,134,053
Chevron Corporation                                             52,154        3,857,310
Cisco Systems, Inc. *                                           93,000        2,374,290
Coach, Inc. *                                                   54,800        2,742,740
Colgate-Palmolive Company                                       55,800        3,726,882
Corning, Inc. *                                                256,400        5,830,536
Cree, Inc. *                                                   121,900        2,006,474
eBay, Inc. *                                                   268,900        8,914,035
Emerson Electric Company                                       126,100        5,433,649
Genentech, Inc. *                                               28,400        2,332,208
Getty Images, Inc. *                                            34,700        1,687,461
Gilead Sciences, Inc. *                                         64,200        4,911,300
InterMune, Inc. *                                               39,700          979,002
International Game Technology                                   77,200        3,117,336
International Rectifier Corporation *                           53,200        2,032,772
Intuit, Inc. *                                                 180,800        4,946,688
Johnson & Johnson                                               21,500        1,295,590
JPMorgan Chase & Company                                        57,492        2,781,463
Juniper Networks, Inc. *                                       318,200        6,262,176
Linear Technology Corporation                                   72,800        2,299,752
Lockheed Martin Corporation                                     33,700        3,269,574
Maxim Integrated Products, Inc.                                141,600        4,163,040
McDonald's Corporation                                          81,700        3,680,585
Medtronic, Inc.                                                 39,100        1,918,246
Microsoft Corporation                                          337,400        9,403,338
Morgan Stanley                                                  75,000        5,907,000
Nektar Therapeutics *                                           42,668          557,244
Northern Trust Corporation                                      88,000        5,292,320
Northrop Grumman Corporation                                    37,600        2,790,672
Nuvelo, Inc. *                                                  29,800          109,664
Raytheon Company                                                62,100        3,257,766
Regeneron Pharmaceuticals,Inc. *                                27,100          585,902
Scientific Games Corporation *                                  19,000          623,770
Sirius Satellite Radio, Inc. *                               1,376,800        4,405,760
Theravance, Inc. *                                              41,600        1,227,200
Tiffany & Company                                              113,800        5,175,624
Wal-Mart Stores, Inc.                                          109,500        5,141,025
Walt Disney Company                                            158,400        5,453,712
Xilinx, Inc.                                                   117,000        3,010,410
Yahoo!, Inc. *                                                  38,200        1,195,278
---------------------------------------------------------------------------------------
                                                                            176,219,060
---------------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $ 383,170,135)                                   $ 548,699,343
                                                                          -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                                 SERIES D (GLOBAL SERIES)
March 31, 2007 (Unaudited) - (Continued)

                                                             SHARES           VALUE
                                                         -------------    -------------
PREFERRED STOCK - 0.8%
GERMANY - 0.8%
Porsche AG                                                       2,896    $   4,424,878
---------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK (Cost $802,743)                                     $   4,424,878
---------------------------------------------------------------------------------------

                                                          PRINCIPAL
                                                            AMOUNT            VALUE
                                                         -------------    -------------
REPURCHASE AGREEMENT - 0.9%
State  Street,  2.75%,  dated  03-30-07,  matures
 04-02-07;  repurchase  amount $4,935,733
 (Collateralized by FHLB, 06-08-07 with a value of
 $ 5,035,659)                                            $   4,934,602    $   4,934,602
---------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT (Cost $4,934,602)                              $   4,934,602
---------------------------------------------------------------------------------------
TOTAL INVESTMENTS (SBL D FUND)                                            $ 558,058,823
(COST $388,907,480)- 99.6%
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                  2,099,619
                                                                          -------------
TOTAL NET ASSETS - 100.0%                                                 $ 560,158,442
                                                                          -------------

INVESTMENT CONCENTRATION
At March 31, 2007, the investment diversification of the fund was as follows:

                                                            % OF
                  INDUSTRY                                NET ASSETS         VALUE
-----------------------------------------------------    ------------     -------------
Communications Equipment                                      6.8%        $  38,589,498
Semiconductors                                                5.9            32,806,780
Pharmaceuticals                                               4.7            26,519,689
Aerospace & Defense                                           4.3            24,248,153
Diversified Banks                                             4.0            22,341,085
Wireless Telecommunication Services                           3.7            21,399,280
Application Software                                          3.2            18,083,441
Apparel Retail                                                3.2            17,667,028
Integrated Oil & Gas                                          3.1            17,374,775
Industrial Conglomerates                                      3.0            16,896,288
Electronic Equipment Manufacturers                            3.0            16,599,160
Broadcasting & Cable TV                                       3.0            16,504,302
Household Products                                            2.9            15,858,505
Apparel, Accessories & Luxury Goods                           2.8            15,758,457
Automobile Manufacturers                                      2.8            15,297,473
Consumer Electronics                                          2.6            14,258,048
Biotechnology                                                 2.4            13,238,774
Internet Software & Services                                  1.8            10,109,313
Systems Software                                              1.7             9,403,338
Property & Casualty Insurance                                 1.7             9,364,801
Health Care Equipment                                         1.5             8,632,892
Diversified Capital Markets                                   1.5             8,188,203
Life & Health Insurance                                       1.4             8,030,499
Oil & Gas Drilling                                            1.4             7,792,050
Multi-Line Insurance                                          1.3             7,075,116
Packaged Foods & Meats                                        1.2             6,994,777
Food Retail                                                   1.2             6,986,548
Hotels, Resorts & Cruise Lines                                1.2             6,799,386
Brewers                                                       1.2             6,461,906
Oil & Gas Equipment & Services                                1.2             6,457,163
Data Processing & Outsourced Services                         1.1             6,345,240
IT Consulting & Other Services                                1.1             6,240,526
Investment Banking & Brokerage                                1.1             5,907,000
Publishing                                                    1.0             5,748,397
Movies & Entertainment                                        1.0             5,453,712
Electrical Components & Equipment                             1.0             5,433,649
Asset Management & Custody Banks                              0.9             5,292,320
Specialty Stores                                              0.9             5,175,624
Hypermarkets & Super Centers                                  0.9             5,141,025
Home Entertainment Software                                   0.9             5,130,632
Repurchase Agreements                                         0.9             4,934,602
Soft Drinks                                                   0.7             4,019,102
Casinos & Gaming                                              0.6             3,741,106
Diversified Commercial & Professional Services                0.6             3,694,219
Restaurants                                                   0.7             3,680,585
Electric Utilities                                            0.6             3,560,808
Consumer Finance                                              0.6             3,355,302
Multi-Sector Holdings                                         0.6             3,319,667
Distillers & Vintners                                         0.6             3,245,290
Advertising                                                   0.5             3,076,060
Other Diversified Financial Services                          0.5             2,781,463
Construction & Farm Machinery & Heavy Trucks                  0.5             2,717,456
Office Electronics                                            0.4             2,154,139
Regional Banks                                                0.4             2,092,977
Life Sciences Tools & Services                                0.4             2,042,702
Leisure Products                                              0.3             1,808,673
Reinsurance                                                   0.3             1,529,103
Industrial Machinery                                          0.3             1,470,921
Fertilizers & Agricultural Chemicals                          0.2             1,372,003
Computer Storage & Peripherals                                0.1               703,575
Personal Products                                             0.1               603,612
Oil & Gas Refining & Marketing                                0.1               550,605
                                                         -------------    -------------
TOTAL INVESTMENTS                                            99.6           558,058,823
OTHER ASSETS AND LIABILITIES, NET                             0.4             2,099,619
                                                         -------------    -------------
NET ASSETS                                                   100%         $ 560,158,442
                                                         -------------    -------------

FOOTNOTES

Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $392,139,123.

*     - Non-income producing security

1     - Security is a PFIC (Passive Foreign Investment Company)

Glossary:

ADR   - American Depositary Receipt

plc   - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
March 31, 2007 (Unaudited)

                                                                      PRINCIPAL
                                                                        AMOUNT            VALUE
                                                                   ---------------   ---------------
CORPORATE BOND - 31.2%
AUTOMOTIVE - 0.1%
GMAC LLC
   6.31%, 2007                                                     $       105,000   $       104,532
                                                                                     ---------------

BANKING - 4.3%
BankBoston Capital Trust IV
   5.94%, 2028 (1)                                                       1,200,000         1,178,630
BOI Capital Funding No. 2, LP
   5.571%, 2049 (1)(2)(3)                                                  650,000           634,973
Chase Capital III
   5.91%, 2027 (1)                                                       1,200,000         1,173,766
Danske Bank A
   7.40%, 2010 (1)(2)(3)                                                   800,000           803,266
JPMorgan Chase Capital XXII
   6.45%, 2037                                                           1,500,000         1,470,119
Rabobank Capital Funding II
   5.26%, 2049 (1)(2)(3)                                                 1,200,000         1,167,540
US Central Federal Credit Union
   2.70%, 2009                                                             340,909           330,453
                                                                                     ---------------
                                                                                           6,758,747
                                                                                     ---------------

BUILDING MATERIALS - 1.0%
Cemex
   6.64%, 2049 (1)(2)(3)                                                 1,000,000           988,000
CRH America, Inc.
   6.95%, 2012                                                             600,000           637,745
                                                                                     ---------------
                                                                                           1,625,745
                                                                                     ---------------

CHEMICALS - 0.5%
PPG Industries, Inc.
   7.40%, 2019                                                             650,000           742,588
                                                                                     ---------------

ELECTRIC - 5.4%
Arizona Public Service Company
   6.38%, 2011                                                             600,000           622,270
Cincinnati Gas & Electric
   5.70%, 2012                                                             600,000           610,384
Commonwealth Edison Company
   5.95%, 2016 (4)                                                       2,000,000         1,957,770
East Coast Power LLC
   6.74%, 2008                                                              28,811            29,048
   7.07%, 2012                                                             140,867           143,916
Kansas Gas & Electric
   5.65%, 2021                                                             650,000           639,093
TXU Electric Delivery Company
   6.38%, 2015                                                             600,000           624,338
TXU Energy Company LLC
   5.85%, 2008 (1)(2)(3)(4)                                              3,000,000         2,999,757
WPS Resources Corporation
   6.11%, 2066 (1)                                                         900,000           887,675
                                                                                     ---------------
                                                                                           8,514,251
                                                                                     ---------------

FINANCIAL - OTHER - 1.9%
Berkshire Hathaway Finance Corporation
   4.75%, 2012 (4)                                                       1,800,000         1,772,754
Willis North America, Inc.
   5.63%, 2015                                                           1,200,000         1,158,715
                                                                                     ---------------
                                                                                           2,931,469
                                                                                     ---------------

FINANCIAL COMPANIES - CAPTIVE - 3.0%
CIT Group Funding Company of Canada
   4.65%, 2010 (4)(5)                                                    1,800,000         1,771,709
Residential Capital LLC
   7.19%, 2009 (1)(2)(3)(4)                                              3,000,000         2,973,813
                                                                                     ---------------
                                                                                           4,745,522
                                                                                     ---------------

FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER - 2.4%
Capital One Financial Corporation
   4.74%, 2007                                                             650,000           649,460
Nelnet, Inc.
   7.40%, 2036 (1)(4)                                                    2,500,000         2,567,857
SLM Corporation
   5.05%, 2014                                                             600,000           586,296
                                                                                     ---------------
                                                                                           3,803,613
                                                                                     ---------------

FINANCIAL COMPANIES - NONCAPTIVE
DIVERSIFIED - 0.4%
General Electric Capital Corporation
   5.88%, 2012                                                             600,000           619,463
                                                                                     ---------------

FOOD & BEVERAGE - 0.8%
General Mills, Inc.
   5.70%, 2017                                                           1,200,000         1,203,415
                                                                                     ---------------

HEALTH CARE - 0.4%
Anthem, Inc.
   6.80%, 2012                                                             600,000           639,681
                                                                                     ---------------

INDEPENDENT ENERGY - 0.4%
Devon Financing Corporation ULC
   6.88%, 2011                                                             600,000           638,293
                                                                                     ---------------

INSURANCE - LIFE - 3.3%
AIG SunAmerica Global Financing X
   6.90%, 2032 (2)(3)                                                    1,200,000         1,362,500
AXA S.A.
   6.379%, 2049 (1)(2)(3)                                                  700,000           671,896
Lincoln National Corporation
   7.00%, 2066 (1)(4)                                                    2,000,000         2,095,806
Metlife, Inc.
   6.40%, 2036                                                           1,000,000           976,393
                                                                                     ---------------
                                                                                           5,106,595
                                                                                     ---------------

INSURANCE - PROPERTY & CASUALTY - 1.8%
Nationwide Mutual Insurance Company
   8.25%, 2031 (2)(3)                                                      650,000           791,534
Navigators Group, Inc.
   7.00%, 2016                                                             700,000           723,663

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
March 31, 2007 (Unaudited) - continued

                                                                  PRINCIPAL
                                                                    AMOUNT          VALUE
                                                                -------------   -------------
CORPORATE BOND (CONTINUED)
Swiss Re Capital I, LP
   6.854%, 2049 (1)(2)(3)                                       $   1,200,000   $   1,239,677
                                                                                -------------
                                                                                    2,754,874
                                                                                -------------

MEDIA - CABLE - 0.3%
Jones Intercable, Inc.
   7.63%, 2008                                                        500,000         510,475
                                                                                -------------

NATURAL GAS PIPELINES - 0.6%
Consolidated Natural Gas Company
   6.63%, 2013                                                        600,000         637,840
Express Pipeline, LP
   6.47%, 2013 (2)(3)                                                 313,600         322,967
                                                                                -------------
                                                                                      960,807
                                                                                -------------

NON U.S. BANKING - 1.1%
Standard Chartered plc
   6.409%, 2049 (1)(2)(3)(4)                                        1,750,000       1,725,960
                                                                                -------------

RAILROADS - 0.8%
Canadian National Railway Company
   6.25%, 2034                                                      1,200,000       1,238,128
                                                                                -------------

REIT'S - 0.7%
Reckson Operating Partnership, LP
   5.15%, 2011                                                      1,200,000       1,181,810
                                                                                -------------

SERVICES - 0.0%
American ECO Corporation
   9.625%, 2008 (2)(6)(7)(8)                                          500,000               -
                                                                                -------------

TECHNOLOGY - 0.4%
Science Applications International
Corporation
   7.13%, 2032                                                        600,000         648,865
                                                                                -------------

TELECOMMUNICATIONS - WIRELESS - 0.8%
Nextel Communications, Inc.
   6.88%, 2013                                                      1,200,000       1,229,353
                                                                                -------------

TRANSPORTATION SERVICES - 0.4%
TTX Company
   4.90%, 2015 (2)(3)                                                 650,000         620,333
                                                                                -------------

U.S. BANKING - 0.4%
PartnerRe Finance II
   6.44%, 2066 (1)                                                    650,000         642,585
                                                                -------------   -------------
TOTAL CORPORATE BOND (COST $ 49,370,452)                                        $  48,947,104
                                                                                -------------

PREFERRED STOCK - 1.6%
INSURANCE BROKERS - 0.8%
WoodBourne Pass-Through Trust
   6.42%, 2008 (1)(2)(3)                                                   12      1,201,875
                                                                                -------------

PROPERTY & CASUALTY INSURANCE - 0.8%
Aspen Insurance Holdings, Ltd.
   7.401%, 2017 (1)(5)                                                 48,000       1,236,000
                                                                -------------   -------------
TOTAL PREFERRED STOCK (Cost $2,405,796)                                         $   2,437,875
                                                                                -------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.3%
OTHER NON-AGENCY - 0.3%
Chase Commercial Mortgage Securities
Corporation
   1998-1, 6.56% - 2030                                               500,000         505,594
                                                                -------------   -------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                                     $     505,594
(Cost $ 508,340)
                                                                                -------------
MORTGAGE BACKED SECURITIES - 54.6%
OTHER NON-AGENCY - 11.0%
CMO'S - 11.0%
Chase Mortgage Finance Corporation
   2005-A1 2A2, 5.242% -
     2035 (1)(4)                                                    2,293,960       2,276,117
Chaseflex Trust
   2006-1, 5.935% - 2036 (1)(4)                                     3,000,000       3,022,058
Homebanc Mortgage Trust
   2006-1, 6.146% - 2037 (1)(4)                                     2,402,733       2,443,552
JP Morgan Alternative Loan Trust
   2006-S2, 5.81% - 2036 (4)                                        3,007,000       3,006,525
   2006-S3, 6.00% - 2036 (4)                                        3,000,000       2,998,011
JP Morgan Mortgage Trust
   2006-A3, 5.299% - 2036 (1)(4)                                    1,926,768       1,927,543
Washington Mutual, Inc.
   2005-AR16 1A1, 5.113% -
     2035 (1)                                                       1,677,586       1,663,664
                                                                                -------------
                                                                                   17,337,470
                                                                                -------------

U.S. GOVERNMENT SPONSORED
AGENCIES  - 39.6%
CMO'S - 6.3%
Federal Home Loan Mortgage Corporation
   FHR 2520 AG, 5.00% - 2016 (4)                                    2,078,844       2,069,111
   FHR 188 H, 7.00% - 2021                                              1,988           1,977
Federal National Mortgage Association
   FNR 2005-46 TW, 5.00% -
     2018 (4)                                                       3,000,000       2,961,636
   FNR 1990-68 J, 6.95% - 2020                                          5,101           5,274
   FNR 1990-103 K, 7.50% - 2020                                         1,441           1,460
   FNR 2005-24 AH, 5.00% -
     2029 (4)                                                       4,841,982       4,791,116
                                                                                -------------
                                                                                    9,830,574
                                                                                -------------

PASS-THRU'S - 33.3%
Federal Home Loan Mortgage Corporation
   #E01378, 5.00% - 2018 (4)                                        1,918,150       1,897,271
   #E01488, 5.00% - 2018 (4)                                        1,735,148       1,715,816
   #E01538, 5.00% - 2018 (4)                                        1,759,023       1,739,214
   #C44050, 7.00% - 2030                                               48,557          50,533
   #C01079, 7.50% - 2030                                               23,233          24,302

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
March 31, 2007 (Unaudited) - continued

                                                                       PRINCIPAL
                                                                         AMOUNT          VALUE
                                                                     -------------   -------------
PASS-THRU'S (CONTINUED)
Federal Home Loan Mortgage Corporation
(continued)
   #C01172, 6.50% - 2031                                             $      74,716   $      76,196
   #C01210, 6.50% - 2031                                                    91,205          93,905
   #C50964, 6.50% - 2031                                                    90,773          92,570
   #C50967, 6.50% - 2031                                                    20,418          21,022
   #C01277, 7.00% - 2031                                                   125,022         128,879
   #C01292, 6.00% - 2032                                                   378,209         383,585
   #C62801, 6.00% - 2032                                                   160,937         163,225
   #C01287, 6.50% - 2032                                                   212,466         216,674
   #C76358, 5.00% - 2033 (4)                                             2,299,455       2,228,990
   #C78238, 5.50% - 2033 (4)                                             2,202,817       2,184,861
   #A16943, 6.00% - 2033                                                 1,106,967       1,120,921
   #G08014, 5.00% - 2034 (4)                                             2,314,882       2,241,438
   #G08015, 5.50% - 2034 (4)                                             2,104,035       2,085,456
   #A17903, 6.00% - 2034                                                 1,397,244       1,412,165
   #1B2544, 5.293% - 2036 (1)(4)                                         3,014,082       3,011,276
   #G02109, 6.00% - 2036 (4)                                             2,629,949       2,652,796
Federal National Mortgage Association
   #254473, 5.50% - 2017                                                 1,668,102       1,676,315
   #720714, 4.50% - 2018 (4)                                             1,743,864       1,692,890
   #555549, 5.00% - 2018 (4)                                             2,010,318       1,982,395
   #750465, 5.00% - 2018 (4)                                             1,763,131       1,743,423
   #839353, 5.50% - 2018                                                 1,243,192       1,250,751
   #780952, 4.00% - 2019 (4)                                             2,237,217       2,114,714
   #252806, 7.50% - 2029                                                    74,824          78,433
   #252874, 7.50% - 2029                                                    26,819          28,113
   #535277, 7.00% - 2030                                                    40,705          41,986
   #551262, 7.50% - 2030                                                    16,795          17,578
   #190307, 8.00% - 2030                                                    30,765          32,495
   #253356, 8.00% - 2030                                                    35,105          37,080
   #541735, 8.00% - 2030                                                    40,204          42,465
   #535838, 6.50% - 2031                                                    67,560          68,919
   #585348, 6.50% - 2031                                                    66,343          67,677
   #591381, 6.50% - 2031                                                   112,940         115,212
   #254477, 5.50% - 2032                                                   995,751         985,286
   #254198, 6.00% - 2032                                                   370,233         372,979
   #254377, 6.00% - 2032                                                   624,359         632,211
   #254478, 6.00% - 2032                                                   290,065         293,713
   #666750, 6.00% - 2032                                                   637,043         641,768
   #254346, 6.50% - 2032                                                   170,915         174,353
   #545691, 6.50% - 2032                                                   253,740         258,844
   #659790, 6.50% - 2032                                                   238,244         244,943
   #702879, 5.00% - 2033                                                 1,344,511       1,302,429
   #709805, 5.00% - 2033 (4)                                             1,903,738       1,844,152
   #658077, 5.50% - 2033                                                 1,220,284       1,210,440
   #688328, 5.50% - 2033                                                 1,128,356       1,119,109
   #689108, 5.50% - 2033                                                 1,094,182       1,085,355
   #709748, 5.50% - 2033 (4)                                             1,849,992       1,835,069
   #713971, 5.50% - 2033 (4)                                             1,815,917       1,801,037
   #754903, 5.50% - 2033                                                 1,053,879       1,039,069
   #725033, 6.00% - 2034                                                   797,115         806,634
   #255554, 5.50% - 2035 (4)                                             2,078,723       2,060,484
                                                                                     -------------
                                                                                        52,239,416
                                                                                     -------------
                                                                                        62,069,990
                                                                                     -------------

U.S. GOVERNMENT SPONSORED
SECURITIES  - 4.0%
CMO'S - 2.9%
Government National Mortgage
Association
   GNR 2006-23 A, 6.00% -
     2033 (4)                                                           4,594,397        4,561,774
                                                                                     -------------
PASS-THRU'S - 1.1%
Government National Mortgage
Association
   G2 181907, 9.50% - 2020                                                 13,415           14,789
   #301465, 9.00% - 2021                                                   20,396           22,135
   #305617, 9.00% - 2021                                                   16,483           17,888
   #313107, 7.00% - 2022                                                   93,788           97,476
   #352022, 7.00% - 2023                                                   68,091           70,769
   #369303, 7.00% - 2023                                                  107,225          111,442
   #780454, 7.00% - 2026                                                  108,277          112,536
   G2 2445, 8.00% - 2027                                                   45,458           48,018
   #462680, 7.00% - 2028                                                   66,445           69,058
   #482668, 7.00% - 2028                                                   48,037           49,927
   #518436, 7.25% - 2029                                                   19,480           20,204
   #494109, 7.50% - 2029                                                   23,640           24,617
   #510704, 7.50% - 2029                                                   24,303           25,307
   #781079, 7.50% - 2029                                                   23,778           24,761
   #479229, 8.00% - 2030                                                   17,358           18,406
   #479232, 8.00% - 2030                                                   21,118           22,394
   #508342, 8.00% - 2030                                                   42,433           44,996
   G2 2909, 8.00% - 2030                                                   24,295           25,663
   #538285, 6.50% - 2031                                                   78,565           80,608
   #561561, 6.50% - 2031                                                  158,312          162,881
   #564472, 6.50% - 2031                                                  232,135          238,835
   #781414, 5.50% - 2032                                                  343,854          341,987
   #552324, 6.50% - 2032                                                  133,300          136,768
                                                                                     -------------
                                                                                         1,781,465
                                                                                     -------------
                                                                                         6,343,239
                                                                                     -------------
TOTAL MORTGAGE BACKED SECURITIES                                                     $  85,750,699
(Cost $ 86,691,074)
                                                                                     -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES E (DIVERSIFIED INCOME SERIES)
March 31, 2007 (Unaudited) - continued

                                                                           PRINCIPAL
                                                                             AMOUNT          VALUE
                                                                         -------------    -------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS &
NOTES - 2.6%
Federal National Mortgage Association
   5.00% - 2013 (4)(5)                                                   $   1,935,000    $   1,907,869
   6.63% - 2030                                                                750,000          884,069
   7.13% - 2030                                                              1,000,000        1,241,519
                                                                         -------------    -------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES                                                                             $   4,033,457
(Cost $ 3,786,442)
                                                                                          -------------
U.S. GOVERNMENT SECURITIES - 3.5%
U.S. Treasury Bill
   4.94%, 2007                                                                 130,000          129,821
   4.96%, 2007                                                                  50,000           49,550
U.S. Treasury Bonds
   5.38%, 2031 (4)                                                           5,000,000        5,330,470
                                                                         -------------    -------------
TOTAL U.S. GOVERNMENT SECURITIES                                                          $   5,509,841
(Cost $ 5,750,179)
                                                                                          -------------
ASSET BACKED SECURITIES - 1.9%
HOME EQUITY LOANS - 1.9%
CREDIT-BASED ASSET SERVICING AND
SECURITIZATION LLC
   2005-CB5, 5.58%, 2035 (1)(4)                                              3,000,000        3,007,241
                                                                         -------------    -------------
TOTAL ASSET BACKED SECURITIES (Cost $ 3,000,000)                                          $   3,007,241
                                                                                          -------------
ASSET BACKED COMMERCIAL PAPER - 2.8%
FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES - 0.9%
Fairway Finance Corporation
   5.28%, 4/3/2007                                                           1,400,000        1,399,589
                                                                                          -------------
FINANCIAL COMPANIES - TRADE
RECEIVABLES - 1.9%
Old Line Funding LLC
   5.28%, 4/2/2007                                                           1,500,000        1,499,780
Sheffield Receivables Corporation
   5.29%, 4/4/2007                                                           1,500,000        1,499,339
                                                                                          -------------
                                                                                              2,999,119
                                                                                          -------------
TOTAL ASSET BACKED COMMERCIAL PAPER                                                       $   4,398,708
(Cost $ 4,398,708)
                                                                                          -------------
COMMERCIAL PAPER - 2.0%
FINANCIAL - OTHER - 0.9%
Countrywide Financial Corporation
   5.45%, 4/2/2007                                                           1,400,000        1,399,788
                                                                                          -------------
NON U.S. BANKING - 1.1%
Bank of Ireland
   5.30%, 4/5/2007 (4)                                                       1,800,000        1,798,940
                                                                         -------------    -------------
TOTAL COMMERCIAL PAPER (Cost $ 3,198,728)                                                 $   3,198,728
                                                                                          -------------
REPURCHASE AGREEMENT - 0.2%
United Missouri Bank, 4.89%,
   dated 03-30-07, matures
   04-02-07; repurchase amount
   $264,108 (Collateralized by
   GNMA, 3.50%, 07-20-27 with a
   value of $269,280)                                                    $     264,000    $     264,000
                                                                         -------------    -------------
TOTAL REPURCHASE AGREEMENT (Cost $264,000)                                                $     264,000
                                                                                          -------------
TOTAL INVESTMENTS (SBL E FUND)                                                            $ 158,053,247
(COST $159,373,719) - 100.7%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)%                                               (1,106,625)
                                                                                          -------------
TOTAL NET ASSETS - 100.0%                                                                 $ 156,946,622
                                                                                          -------------

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $160,375,357.

1     - Variable rate  security.  Rate  indicated is rate effective at March 31,
        2007.

2     - Security was acquired through a private placement.

3     - Security is a 144A security,  which places  restrictions on resale.  See
        Notes to financial statements.

4     - Security is segregated as collateral for open futures contracts.

5     - Security is a step-up bond.  Rate  indicated is rate  effective at March
        31, 2007.

6     - Security is deemed illiquid. See Notes to financial statements.

7     - Security is in default of interest and/or principal obligations.

8     - Security  is fair  valued  by the  Board  of  Directors.  See  Notes to financial statements.

Glossary:

plc   - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
March 31, 2007 (Unaudited)

                                                             SHARES      VALUE
                                                             ------   -----------
COMMON STOCK - 99.0%
AEROSPACE & DEFENSE - 2.7%
Boeing Company                                               10,771   $   957,650
Honeywell International, Inc.                                 4,775       219,936
Lockheed Martin Corporation                                   6,747       654,594
Northrop Grumman Corporation                                  7,922       587,971
United Technologies Corporation                               7,665       498,225
                                                                      -----------
                                                                        2,918,376
                                                                      -----------
AIR FREIGHT & LOGISTICS - 0.7%
FedEx Corporation                                             1,744       187,358
United Parcel Service, Inc. (Cl.B)                            7,593       532,269
                                                                      -----------
                                                                          719,627
                                                                      -----------
APPAREL RETAIL - 0.5%
Gap, Inc.                                                     5,800        99,818
TJX Companies, Inc.                                          17,900       482,584
                                                                      -----------
                                                                          582,402
                                                                      -----------
APPAREL, ACCESSORIES & LUXURY GOODS - 0.7%
Jones Apparel Group, Inc.                                    12,300       377,979
V.F. Corporation                                              4,300       355,266
                                                                      -----------
                                                                          733,245
                                                                      -----------
APPLICATION SOFTWARE - 0.4%
Intuit, Inc. *                                               15,400       421,344
                                                                      -----------
ASSET MANAGEMENT & CUSTODY BANKS - 0.6%
Ameriprise Financial, Inc.                                    8,433       481,861
Mellon Financial Corporation                                  3,455       149,049
                                                                      -----------
                                                                          630,910
                                                                      -----------
BIOTECHNOLOGY - 1.3%
Amgen, Inc. *                                                16,042       896,427
Gilead Sciences, Inc. *                                       5,800       443,700
Medimmune, Inc. *                                             1,271        46,252
                                                                      -----------
                                                                        1,386,379
                                                                      -----------
BROADCASTING & CABLE TV - 1.7%
CBS Corporation (Cl.B)                                       18,700       572,033
Comcast Corporation *                                        38,736     1,005,199
DIRECTV Group, Inc. *                                         6,400       147,648
EW Scripps Company                                            2,300       102,764
                                                                      -----------
                                                                        1,827,644
                                                                      -----------
BUILDING PRODUCTS - 0.4%
Masco Corporation                                            15,500       424,700
                                                                      -----------
COMMUNICATIONS EQUIPMENT - 2.3%
Cisco Systems, Inc. *                                        64,783     1,653,910
JDS Uniphase Corporation *                                   26,227       399,437
Motorola, Inc.                                                3,529        62,357
Qualcomm, Inc.                                                9,324       397,762
                                                                      -----------
                                                                        2,513,466
                                                                      -----------
COMPUTER & ELECTRONICS RETAIL - 0.3%
Circuit City Stores, Inc.                                    17,673       327,481
                                                                      -----------
COMPUTER HARDWARE - 3.5%
Apple, Inc. *                                                 3,246       301,586
Dell, Inc. *                                                  5,176       120,135
Hewlett-Packard Company                                      31,736     1,273,883
International Business Machines Corporation                  16,516     1,556,798
Sun Microsystems, Inc. *                                     88,124       529,625
                                                                      -----------
                                                                        3,782,027
                                                                      -----------
COMPUTER STORAGE & PERIPHERALS - 0.4%
Lexmark International, Inc. *                                 7,200       420,912
                                                                      -----------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS - 0.3%
Caterpillar, Inc.                                             4,894       328,045
                                                                      -----------
CONSUMER FINANCE - 0.9%
American Express Company                                     16,562       934,097
                                                                      -----------
DATA PROCESSING & OUTSOURCED SERVICES - 0.9%
Automatic Data Processing, Inc.                              12,000       580,800
Computer Sciences Corporation *                                 100         5,213
Convergys Corporation *                                      11,700       297,297
Electronic Data Systems Corporation                             506        14,006
Paychex, Inc.                                                   100         3,787
Western Union Company                                         1,800        39,510
                                                                      -----------
                                                                          940,613
                                                                      -----------
DEPARTMENT STORES - 1.2%
Dillard's, Inc.                                               8,100       265,113
JC Penney Company, Inc.                                       4,922       404,391
Kohl's Corporation *                                          7,900       605,219
                                                                      -----------
                                                                        1,274,723
                                                                      -----------
DIVERSIFIED BANKS - 1.9%
U.S. Bancorp                                                  4,425       154,742
Wachovia Corporation                                          9,428       519,012
Wells Fargo & Company                                        38,938     1,340,635
                                                                      -----------
                                                                        2,014,389
                                                                      -----------
DIVERSIFIED CHEMICALS - 0.9%
Ashland, Inc.                                                 6,286       412,362
Dow Chemical Company                                          5,689       260,897
E.I. Du Pont de Nemours & Company                             6,905       341,314
                                                                      -----------
                                                                        1,014,573
                                                                      -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 0.1%
Equifax, Inc.                                                 3,925       143,066
                                                                      -----------
DIVERSIFIED METALS & MINING - 0.1%
Freeport-McMoRan Copper & Gold, Inc. (Cl.B)                   1,100        72,809
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
March 31, 2007 (Unaudited)  - continued

                                                             SHARES      VALUE
                                                             ------   -----------
COMMON STOCK (CONTINUED)
DRUG RETAIL - 0.0%
Walgreen Company                                                393   $    18,035
                                                                      -----------
ELECTRIC UTILITIES - 1.6%
Allegheny Energy, Inc. *                                      9,271       455,577
Edison International                                          5,578       274,047
FirstEnergy Corporation                                       8,600       569,664
Progress Energy, Inc. (1)                                       327        16,494
Southern Company                                             12,200       447,130
                                                                      -----------
                                                                        1,762,912
                                                                      -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 0.2%
Cooper Industries, Ltd.                                         296        13,317
Emerson Electric Company                                        142         6,119
Rockwell Automation, Inc.                                     2,647       158,476
                                                                      -----------
                                                                          177,912
                                                                      -----------
ELECTRONIC MANUFACTURING SERVICES - 0.4%
Molex, Inc.                                                  13,742       387,524
                                                                      -----------
ENVIRONMENTAL & FACILITIES SERVICES - 0.6%
Allied Waste Industries, Inc. *                              13,400       168,706
Waste Management, Inc.                                       15,273       525,544
                                                                      -----------
                                                                          694,250
                                                                      -----------
FOOD DISTRIBUTORS - 0.3%
Sysco Corporation                                             8,079       273,313
                                                                      -----------
FOOD RETAIL - 0.5%
Kroger Company                                               20,300       573,475
                                                                      -----------
GAS UTILITIES - 0.2%
Nicor, Inc.                                                     700        33,894
Questar Corporation                                           1,700       151,657
                                                                      -----------
                                                                          185,551
                                                                      -----------
GENERAL MERCHANDISE STORES - 0.2%
Family Dollar Stores, Inc.                                    5,800       171,796
Target Corporation                                            1,165        69,038
                                                                      -----------
                                                                          240,834
                                                                      -----------
HEALTH CARE DISTRIBUTORS - 0.5%
AmerisourceBergen Corporation                                 8,684       458,081
Cardinal Health, Inc.                                           939        68,500
                                                                      -----------
                                                                          526,581
                                                                      -----------
HEALTH CARE EQUIPMENT - 1.4%
Baxter International, Inc.                                    7,100       373,957
Becton Dickinson & Company                                    3,436       264,194
Medtronic, Inc.                                              17,225       845,059
Varian Medical Systems, Inc. *                                1,400        66,766
                                                                      -----------
                                                                        1,549,976
                                                                      -----------
HEALTH CARE SERVICES - 0.9%
Laboratory Corporation of America Holdings*                   6,458       469,045
Quest Diagnostics, Inc.                                       9,000       448,830
                                                                      -----------
                                                                          917,875
                                                                      -----------
HEALTH CARE TECHNOLOGY - 0.0%
IMS Health, Inc.                                              1,300        38,558
                                                                      -----------
HOME FURNISHINGS - 0.4%
Leggett & Platt, Inc.                                        16,700       378,589
                                                                      -----------
HOME IMPROVEMENT RETAIL - 0.3%
Home Depot, Inc.                                              7,976       293,038
Lowe's Companies, Inc.                                        1,552        48,873
                                                                      -----------
                                                                          341,911
                                                                      -----------
HOTELS, RESORTS & CRUISE LINES - 0.7%
Carnival Corporation                                         11,600       543,576
Wyndham Worldwide Corporation *                               7,128       243,421
                                                                      -----------
                                                                          786,997
                                                                      -----------
HOUSEHOLD APPLIANCES - 0.1%
Black & Decker Corporation                                      900        73,458
                                                                      -----------
HOUSEHOLD PRODUCTS - 1.9%
Clorox Company                                                1,195        76,109
Colgate-Palmolive Company                                       100         6,679
Kimberly-Clark Corporation                                    9,100       623,259
Procter & Gamble Company                                     21,729     1,372,404
                                                                      -----------
                                                                        2,078,451
                                                                      -----------
HYPERMARKETS & SUPER CENTERS - 1.2%
Wal-Mart Stores, Inc.                                        28,113     1,319,905
                                                                      -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 0.6%
AES Corporation *                                            23,741       510,907
Dynegy, Inc. *                                                1,305        12,084
TXU Corporation                                               2,580       165,378
                                                                      -----------
                                                                          688,369
                                                                      -----------
INDUSTRIAL CONGLOMERATES - 3.9%
3M Company                                                   10,876       831,252
General Electric Company                                     90,669     3,206,056
Textron, Inc.                                                    55         4,939
Tyco International, Ltd.                                      4,785       150,967
                                                                      -----------
                                                                        4,193,214
                                                                      -----------
INDUSTRIAL MACHINERY - 1.0%
Dover Corporation                                             9,413       459,448
Eaton Corporation                                             2,300       192,188
Parker Hannifin Corporation                                   5,400       466,074
                                                                      -----------
                                                                        1,117,710
                                                                      -----------
INTEGRATED OIL & GAS - 5.9%
Chevron Corporation                                          13,568     1,003,489
ConocoPhillips                                               19,017     1,299,812
Exxon Mobil Corporation (2)                                  52,941     3,994,399
                                                                      -----------
                                                                        6,297,700
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
March 31, 2007 (Unaudited) - continued

                                                             SHARES      VALUE
                                                             ------   -----------
COMMON STOCK (CONTINUED)
INTEGRATED TELECOMMUNICATION SERVICES - 3.3%
AT&T, Inc.                                                   42,082   $ 1,659,293
Citizens Communications Company                              27,347       408,838
Embarq Corporation                                            1,200        67,620
Qwest Communications International, Inc.*                    55,627       500,087
Verizon Communications, Inc.                                 25,342       960,968
                                                                      -----------
                                                                        3,596,806
                                                                      -----------
INTERNET SOFTWARE & SERVICES - 1.1%
Google, Inc. *                                                2,475     1,133,946
VeriSign, Inc. *                                              4,098       102,942
                                                                      -----------
                                                                        1,236,888
                                                                      -----------
INVESTMENT BANKING & BROKERAGE - 2.1%
Goldman Sachs Group, Inc.                                     5,336     1,102,578
Lehman Brothers Holdings, Inc.                                2,000       140,140
Merrill Lynch & Company, Inc.                                11,853       968,034
                                                                      -----------
                                                                        2,210,752
                                                                      -----------
LIFE & HEALTH INSURANCE - 0.8%
Metlife, Inc.                                                12,164       768,157
Principal Financial Group, Inc.                               1,407        84,237
                                                                      -----------
                                                                          852,394
                                                                      -----------
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Applera Corporation - Applied
 Biosystems Group                                            14,100       416,937
                                                                      -----------

MANAGED HEALTH CARE - 0.9%
Aetna, Inc.                                                   2,200        96,338
Humana, Inc. *                                                2,700       156,654
UnitedHealth Group, Inc.                                     12,720       673,779
WellPoint, Inc. *                                               684        55,472
                                                                      -----------
                                                                          982,243
                                                                      -----------
METAL & GLASS CONTAINERS - 0.4%
Pactiv Corporation *                                         12,700       428,498
                                                                      -----------


MOTORCYCLE MANUFACTURERS - 0.5%
Harley-Davidson, Inc.                                         8,331       489,446
                                                                      -----------


MOVIES & ENTERTAINMENT - 1.3%
News Corporation                                              3,294        76,157
Time Warner, Inc.                                            16,858       332,440
Walt Disney Company                                          27,922       961,354
                                                                      -----------
                                                                        1,369,951
                                                                      -----------
MULTI-LINE INSURANCE - 1.1%
American International Group, Inc.                           16,665     1,120,221
Genworth Financial, Inc.                                      3,065       107,091
                                                                      -----------
                                                                        1,227,312
                                                                      -----------
MULTI-UTILITIES - 1.5%
Ameren Corporation                                            4,800       241,440
Centerpoint Energy, Inc.                                     23,678       424,784
CMS Energy Corporation                                        5,500        97,900
DTE Energy Company                                            6,100       292,190
PG&E Corporation                                             10,816       522,088
Sempra Energy                                                   100         6,101
                                                                      -----------
                                                                        1,584,503
                                                                      -----------
OIL & GAS DRILLING - 0.3%
Nabors Industries, Ltd. *                                     4,776       141,704
Transocean, Inc. *                                            1,900       155,230
                                                                      -----------
                                                                          296,934
                                                                      -----------
OIL & GAS EQUIPMENT & SERVICES - 1.3%
BJ Services Company                                          16,500       460,350
National Oilwell Varco, Inc. *                                1,931       150,212
Schlumberger, Ltd.                                            6,947       480,038
Weatherford International, Ltd. *                             7,000       315,700
                                                                      -----------
                                                                        1,406,300
                                                                      -----------
OIL & GAS EXPLORATION & PRODUCTION - 1.7%
Anadarko Petroleum Corporation                                7,299       313,711
Chesapeake Energy Corporation                                10,831       334,461
Devon Energy Corporation                                      9,422       652,191
EOG Resources, Inc.                                           6,725       479,762
                                                                      -----------
                                                                        1,780,125
                                                                      -----------
OIL & GAS REFINING & MARKETING - 0.6%
Valero Energy Corporation                                     9,684       624,521
                                                                      -----------
OIL & GAS STORAGE & TRANSPORTATION - -0.1%
Kinder Morgan, Inc.                                             847        90,163
                                                                      -----------
OTHER DIVERSIFIED FINANCIAL SERVICES - 6.7%
Bank of America Corporation                                  44,228     2,256,512
Citigroup, Inc.                                              39,580     2,032,037
JPMorgan Chase & Company                                     36,810     1,780,868
Morgan Stanley                                               13,793     1,086,337
                                                                      -----------
                                                                        7,155,754
                                                                      -----------
PACKAGED FOODS & MEATS - 1.2%
Campbell Soup Company                                        10,900       424,555
ConAgra Foods, Inc.                                          19,400       483,254
McCormick & Company, Inc.                                     8,700       335,124
                                                                      -----------
                                                                        1,242,933
                                                                      -----------
PAPER PACKAGING - 0.1%
Bemis Company, Inc.                                           1,800        60,102
                                                                      -----------
PAPER PRODUCTS - 0.3%
International Paper Company                                   9,700       353,080
                                                                      -----------
PERSONAL PRODUCTS - 0.3%
Estee Lauder Companies, Inc.                                  7,300       356,605
                                                                      -----------
PHARMACEUTICALS - 6.5%
Abbott Laboratories                                           5,947       331,843
Barr Pharmaceuticals, Inc. *                                  8,725       404,404

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
March 31, 2007 (Unaudited) - continued

                                                             SHARES      VALUE
                                                             ------   -----------
COMMON STOCK (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Bristol-Myers Squibb Company                                  2,775   $    77,034
Eli Lilly & Company                                           1,771        95,120
Forest Laboratories, Inc. *                                   9,500       488,680
Johnson & Johnson                                            30,383     1,830,879
Merck & Company, Inc.                                        16,276       718,911
Mylan Laboratories, Inc.                                     18,773       396,861
Pfizer, Inc.                                                 74,638     1,885,356
Schering-Plough Corporation                                  21,982       560,761
Wyeth                                                         3,855       192,866
                                                                      -----------
                                                                        6,982,715
                                                                      -----------
PHOTOGRAPHIC PRODUCTS - 0.0%
Eastman Kodak Company                                         1,300        29,328
                                                                      -----------
PROPERTY & CASUALTY INSURANCE - 3.0%
ACE, Ltd.                                                     9,200       524,952
Allstate Corporation                                         10,965       658,558
AMBAC Financial Group, Inc.                                   5,000       431,950
Chubb Corporation                                            10,600       547,702
Cincinnati Financial Corporation                              7,628       323,427
Progressive Corporation                                      18,800       410,216
Travelers Companies, Inc.                                     7,281       376,937
                                                                      -----------
                                                                        3,273,742
                                                                      -----------
PUBLISHING - 0.8%
Gannett Company, Inc.                                           371        20,884
McGraw-Hill Companies, Inc.                                   6,600       415,008
Tribune Company                                              14,400       462,384
                                                                      -----------
                                                                          898,276
                                                                      -----------
RAILROADS - 1.0%
Norfolk Southern Corporation                                  9,100       460,460
Union Pacific Corporation                                     5,945       603,715
                                                                      -----------
                                                                        1,064,175
                                                                      -----------
REGIONAL BANKS - 1.9%
BB&T Corporation                                             13,450       551,719
Huntington Bancshares, Inc.                                   6,300       137,655
Keycorp                                                      13,065       489,546
M&T Bank Corporation                                            700        81,081
Regions Financial Corporation                                16,200       572,994
Synovus Financial Corporation                                 7,600       245,784
                                                                      -----------
                                                                        2,078,779
                                                                      -----------
RESIDENTIAL REIT'S - 0.7%
Apartment Investment & Management Company                     6,800       392,292
Archstone-Smith Trust                                         6,164       334,582
Equity Residential                                            1,600        77,168
                                                                      -----------
                                                                          804,042
                                                                      -----------
RESTAURANTS - 1.0%
Darden Restaurants, Inc.                                     10,389       427,923
McDonald's Corporation                                        1,975        88,974
Starbucks Corporation *                                       1,400        43,904
Yum! Brands, Inc.                                             8,400       485,184
                                                                      -----------
                                                                        1,045,985
                                                                      -----------
RETAIL REIT'S - 0.5%
Simon Property Group, Inc.                                    5,158       573,827
                                                                      -----------
SEMICONDUCTOR EQUIPMENT - 0.5%
Applied Materials, Inc.                                       4,607        84,400
Novellus Systems, Inc. *                                     12,600       403,452
                                                                      -----------
                                                                          487,852
                                                                      -----------
SEMICONDUCTORS - 2.1%
Intel Corporation                                            67,891     1,298,755
Micron Technology, Inc. *                                    38,300       462,664
Texas Instruments, Inc.                                      18,294       550,649
                                                                      -----------
                                                                        2,312,068
                                                                      -----------
SOFT DRINKS - 2.3%
Coca-Cola Company                                            24,734     1,187,232
Coca-Cola Enterprises, Inc.                                     600        12,150
Pepsi Bottling Group, Inc.                                   11,173       356,307
PepsiCo, Inc.                                                14,447       918,251
                                                                      -----------
                                                                        2,473,940
                                                                      -----------
SPECIALTY CHEMICALS - 0.4%
Rohm & Haas Company                                           8,240       426,173
                                                                      -----------
SPECIALTY STORES - 1.0%
Office Depot, Inc. *                                         13,236       465,113
OfficeMax, Inc.                                               7,901       416,699
Staples, Inc.                                                 8,700       224,808
                                                                      -----------
                                                                        1,106,620
                                                                      -----------
STEEL - 0.7%
Nucor Corporation                                             8,711       567,347
United States Steel Corporation                               2,000       198,340
                                                                      -----------
                                                                          765,687
                                                                      -----------
SYSTEMS SOFTWARE - 3.0%
BMC Software, Inc. *                                         13,708       422,069
Microsoft Corporation                                        85,450     2,381,492
Oracle Corporation *                                         21,329       386,695
                                                                      -----------
                                                                        3,190,256
                                                                      -----------
THRIFTS & MORTGAGE FINANCE - 1.1%
Federal Home Loan Mortgage Corporation                          689        40,989
Federal National Mortgage Association                         1,569        85,636
MGIC Investment Corporation                                   6,540       385,337
Washington Mutual, Inc.                                      16,659       672,690
                                                                      -----------
                                                                        1,184,652
                                                                      -----------
TIRES & RUBBER - 0.0%
Goodyear Tire & Rubber Company *                              1,573        49,062
                                                                      -----------
TOBACCO - 1.5%
Altria Group, Inc.                                           16,400     1,440,084

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES H (ENHANCED INDEX SERIES)
March 31, 2007 (Unaudited) - continued

                                                             SHARES       VALUE
                                                             ------   -------------
COMMON STOCK (CONTINUED)
TOBACCO (CONTINUED)
Reynolds American, Inc.                                       3,068   $     191,474
                                                                      -------------
                                                                          1,631,558
                                                                      -------------
WIRELESS TELECOMMUNICATION SERVICES - 0.4%
Alltel Corporation                                            4,900         303,800
Sprint Nextel Corporation                                     4,854          92,032
                                                                      -------------
                                                                            395,832
                                                                      -------------
TOTAL COMMON STOCK (Cost $97,770,923)                                 $ 106,570,744
                                                                      -------------

                                                         PRINCIPAL
                                                           AMOUNT         VALUE
                                                         ---------    -------------
SHORT TERM INVESTMENTS - 0.2%
U.S. Treasury Bill, 5.133%, 8/9/2007                     $ 195,000    $     191,596
                                                                      -------------
TOTAL SHORT TERM INVESTMENTS (Cost $191,517)                          $     191,596
                                                                      -------------
REPURCHASE AGREEMENT - 0.5%
United Missouri Bank, 4.89%,
  dated 03-30-07, matures
  04-02-07; repurchase amount
  $524,214 (Collateralized by
  GNMA, 4.50%, 11-16-31 with a
  value of $534,800)                                     $ 524,000    $     524,000
                                                                      -------------
TOTAL REPURCHASE AGREEMENT (Cost $524,000)                            $     524,000
                                                                      -------------
TOTAL INVESTMENTS (SBL H FUND)(COST $98,486,440) - 99.7%              $ 107,286,340
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                                328,815
                                                                      -------------
TOTAL NET ASSETS - 100.0%                                             $ 107,615,155
                                                                      =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $100,056,558.

*     - Non-income producing security

1     - Security is deemed illiquid. See Notes to financial statements.

2     - Security is segregated as collateral for open futures contracts.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
March 31, 2007 (Unaudited)

                                                            SHARES       VALUE
                                                          ----------  -----------
COMMON STOCK - 97.0%
AEROSPACE & DEFENSE - 1.4%
Argon ST, Inc. *                                             185,850  $ 4,917,591
                                                                      -----------
APPAREL, ACCESSORIES & LUXURY GOODS - 1.0%
Maidenform Brands, Inc. *                                    148,000    3,414,360
                                                                      -----------
APPLICATION SOFTWARE - 1.2%
TIBCO Software, Inc. *                                       490,000    4,174,800
                                                                      -----------
ASSET MANAGEMENT & CUSTODY BANKS - 2.5%
Northern Trust Corporation                                   150,900    9,075,126
                                                                      -----------
AUTO PARTS & EQUIPMENT - 0.6%
HydroGen Corporation * (1)                                   435,324    2,046,023
                                                                      -----------
BIOTECHNOLOGY - 4.5%
Cell Genesys, Inc. *                                         391,800    1,645,560
Combinatorx, Inc. *                                          276,700    1,934,133
Human Genome Sciences, Inc. *                                312,700    3,320,874
Incyte Corporation *                                         598,400    3,943,456
Iomai Corporation *                                          417,700    2,046,730
Isis Pharmaceuticals, Inc. *                                 156,000    1,446,120
Zymogenetics, Inc. *                                         102,600    1,596,456
                                                                      -----------
                                                                       15,933,329
                                                                      -----------
BROADCASTING & CABLE TV - 1.6%
Salem Communications Corporation(1)                          311,700    3,896,250
WorldSpace, Inc. *                                           508,800    1,821,504
                                                                      -----------
                                                                        5,717,754
                                                                      -----------
COAL & CONSUMABLE FUELS - 3.5%
Evergreen Energy, Inc. *                                   1,912,500   12,565,125
                                                                      -----------
COMMUNICATIONS EQUIPMENT - 8.6%
ADC Telecommunications, Inc. *                               366,000    6,126,840
Finisar Corporation *                                      3,620,100   12,670,350
PC-Tel, Inc. *                                               560,500    5,700,285
Symmetricom, Inc. *                                          751,700    6,239,110
                                                                      -----------
                                                                       30,736,585
                                                                      -----------
COMPUTER STORAGE & PERIPHERALS - 1.1%
Novatel Wireless, Inc. *                                     251,700    4,037,268
                                                                      -----------
CONSTRUCTION & ENGINEERING - 4.8%
Insituform Technologies, Inc. *                              306,600    6,374,214
Shaw Group, Inc. *                                           344,950   10,786,586
                                                                      -----------
                                                                       17,160,800
                                                                      -----------
CONSUMER FINANCE - 1.7%
First Marblehead Corporation                                 133,000    5,970,370
                                                                      -----------
DATA PROCESSING & OUTSOURCED SERVICES - 1.2%
Euronet Worldwide, Inc. *                                    157,000    4,217,020
                                                                      -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
Navigant Consulting, Inc. *                                  289,000    5,710,640
                                                                      -----------
ELECTRICAL COMPONENTS & EQUIPMENT - 7.7%
Lime Energy Company * (1)                                    218,800      196,920
Millennium Cell, Inc. *                                      262,700      254,819
Power-One, Inc. *                                          2,351,400   13,450,008
Roper Industries, Inc.                                       172,000    9,439,360
UQM Technologies, Inc. * (1)                                 962,672    3,995,089
                                                                      -----------
                                                                       27,336,196
                                                                      -----------
ELECTRONIC EQUIPMENT MANUFACTURERS - 3.2%
Aeroflex, Inc. *                                             380,000    4,997,000
Cogent, Inc. *                                               297,000    3,994,650
Flir Systems, Inc. * (2)                                      64,000    2,282,880
                                                                      -----------
                                                                       11,274,530
                                                                      -----------
ELECTRONIC MANUFACTURING SERVICES - 2.2%
Maxwell Technologies, Inc. *                                 632,700    7,921,404
                                                                      -----------
HEALTH CARE EQUIPMENT - 0.7%
Orthovita, Inc. *                                            800,000    2,336,000
                                                                      -----------
HEALTH CARE FACILITIES - 2.6%
United Surgical Partners International, Inc.                 221,300    6,818,253
US Physical Therapy, Inc. *                                  171,500    2,387,280
                                                                      -----------
                                                                        9,205,533
                                                                      -----------
HEALTH CARE SERVICES - 2.4%
Hythiam, Inc. *                                              216,400    1,471,520
Providence Service Corporation *                             304,400    7,220,368
                                                                      -----------
                                                                        8,691,888
                                                                      -----------
HEALTH CARE SUPPLIES - 0.6%
Regeneration Technologies, Inc. *                            286,700    2,078,575
                                                                      -----------
HEAVY ELECTRICAL EQUIPMENT - 0.8%
Plug Power, Inc. *                                           864,800    2,732,768
                                                                      -----------
HOMEFURNISHING RETAIL - 0.3%
Kirkland's, Inc. * (1)                                       186,650      927,651
                                                                      -----------
INDUSTRIAL MACHINERY - 1.4%
Basin Water, Inc. *                                          416,500    2,861,355
Tennant Company                                               68,600    2,160,214
                                                                      -----------
                                                                        5,021,569
                                                                      -----------
IT CONSULTING & OTHER SERVICES - 0.6%
Keane, Inc. *                                                170,700    2,318,106
                                                                      -----------
MARINE PORTS & SERVICES - 0.0%
Aegean Marine Petroleum Network, Inc.                          6,000      101,040
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
March 31, 2007 (Unaudited)  - continued

                                                          SHARES        VALUE
                                                        ----------  -------------
COMMON STOCK (CONTINUED)
METAL & GLASS CONTAINERS - 5.6%
Pactiv Corporation *                                       593,100  $  20,011,194
                                                                    -------------


OIL & GAS DRILLING - 6.0%
Diamond Offshore Drilling, Inc.                             53,800      4,355,110
ENSCO International, Inc.                                  150,900      8,208,960
Helmerich & Payne, Inc.                                    296,300      8,989,742
                                                                    -------------
                                                                       21,553,812
                                                                    -------------
OIL & GAS EQUIPMENT & SERVICES - 1.4%
BJ Services Company                                        143,000      3,989,700
Superior Energy Services, Inc. *                            31,300      1,078,911
                                                                    -------------
                                                                        5,068,611
                                                                    -------------
OIL & GAS REFINING & MARKETING - 4.2%
Nova Biosource Fuels, Inc. * (1)                           716,200      1,969,550
Rentech, Inc. *                                          3,581,600     11,246,224
Syntroleum Corporation *                                   527,000      1,644,240
                                                                    -------------
                                                                       14,860,014
                                                                    -------------
OIL & GAS STORAGE & TRANSPORTATION - 2.2%
Williams Companies, Inc.                                   271,600      7,729,736
                                                                    -------------
PACKAGED FOODS & MEATS - 2.1%
Hormel Foods Corporation                                   201,000      7,475,190
                                                                    -------------
PHARMACEUTICALS - 0.0%
Artes Medical, Inc. *                                       17,850        142,443
                                                                    -------------
PUBLISHING - 0.7%
Dow Jones & Company, Inc.                                   70,400      2,426,688
                                                                    -------------
RAILROADS - 2.4%
Kansas City Southern *                                     242,300      8,621,034
                                                                    -------------
REGIONAL BANKS - 1.1%
Boston Private Financial Holdings, Inc.                    145,600      4,065,152
                                                                    -------------
SEMICONDUCTOR EQUIPMENT - 0.0%
Semitool, Inc. *                                            10,900        141,700
                                                                    -------------
SEMICONDUCTORS - 7.5%
Applied Micro Circuits Corporation *                     1,765,000      6,442,250
IXYS Corporation *                                       1,057,400     10,817,202
Mindspeed Technologies, Inc. *                           2,613,700      5,671,729
Netlogic Microsystems, Inc. *                               65,400      1,740,948
QuickLogic Corporation *                                   689,150      1,936,511
                                                                    -------------
                                                                       26,608,640
                                                                    -------------
SYSTEMS SOFTWARE - 2.3%
Progress Software Corporation *                            150,000      4,680,000
Sybase, Inc. *                                             146,200      3,695,936
                                                                    -------------
                                                                        8,375,936
                                                                    -------------
THRIFTS & MORTGAGE FINANCE - 2.3%
Clayton Holdings, Inc. *                                   534,300      8,196,162
                                                                    -------------
TRADING COMPANIES & DISTRIBUTORS - 1.4%
MSC Industrial Direct Company, Inc.                        107,000  $   4,994,760
                                                                    -------------
TOTAL COMMON STOCK (Cost $285,120,234)                              $ 345,893,123
                                                                    -------------
PREFERRED STOCK - 0.1%
ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation PIPE * (1)(2)(3)(4)(5)          1,380,000        414,000
                                                                    -------------
TOTAL PREFERRED STOCK (Cost $1,302,103)                             $     414,000
                                                                    -------------
WARRANTS - 0.2%
WARRANTS - 0.2%
Hollis-Eden Pharmaceuticals, Inc.
   $ 15.45, 6/19/2007                                       18,126              1
Lime Energy Company
   $ 1.00, 3/19/2009 (1)                                    43,050         18,222
Nova Biosource Fuels, Inc.
   $ 2.40, 7/5/2011 (1)                                    358,100        679,954
Orthovita, Inc.
   $ 4.00, 6/26/2008                                       175,000         28,912
Syntroleum Corporation
   $ 7.60, 5/26/2008                                        29,100         19,206
ThermoEnergy Corporation
   $ 0.75, 7/14/2008 (1)(3)(5)                           1,380,000        114,678
                                                                    -------------
                                                                          860,973
                                                                    -------------
TOTAL WARRANTS (Cost $1,676,719)                                    $     860,973
                                                                    -------------

                                                        PRINCIPAL
                                                          AMOUNT         VALUE
                                                        ----------    -----------
ASSET BACKED COMMERCIAL PAPER - 1.2%
FINANCIAL COMPANIES - MISCELLANEOUS RECEIVABLES - 0.4%
Fairway Finance Corporation
   5.28%, 4/3/2007                                       1,400,000      1,399,589
                                                                      -----------
FINANCIAL COMPANIES - TRADE RECEIVABLES - 0.8%
Old Line Funding LLC
   5.28%, 4/2/2007                                       1,300,000      1,299,809
Sheffield Receivables Corporation
   5.29%, 4/4/2007                                       1,500,000      1,499,339
                                                                      -----------
                                                                        2,799,148
                                                                      -----------
TOTAL ASSET BACKED COMMERCIAL PAPER(Cost $4,198,737)                  $ 4,198,737
                                                                      -----------
COMMERCIAL PAPER - 0.9%
FINANCIAL - OTHER - 0.5%
Countrywide Financial Corporation
   5.37%, 4/9/2007                                       1,800,000      1,797,852
                                                                      -----------
NON U.S. BANKING - 0.4%
Bank of Ireland
   5.30%, 4/5/2007                                       1,400,000      1,399,176
                                                                      -----------
TOTAL COMMERCIAL PAPER (Cost $3,197,028)                              $ 3,197,028
                                                                      -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES J (MID CAP GROWTH SERIES)
March 31, 2007 (Unaudited)  - continued

                                                         PRINCIPAL
                                                           AMOUNT         VALUE
                                                         ----------   -------------
REPURCHASE AGREEMENT - 0.1%
United Missouri Bank, 4.89%,
   dated 03-30-07, matures
   04-02-07; repurchase amount
   $227,093 (Collateralized by
   FHLMC, 4.50%, 08-01-11 with a
   value of $231,540)                                    $  227,000   $     227,000
                                                                      -------------
TOTAL REPURCHASE AGREEMENT (Cost $227,000)                            $     227,000
                                                                      -------------
TOTAL INVESTMENTS (SBL J FUND)                                        $ 354,790,861
(COST  $295,721,821) - 99.5%
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%                              1,639,690
                                                                      -------------
TOTAL NET ASSETS - 100.0%                                             $ 356,430,551
                                                                      =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $295,727,451.

*   - Non-income producing security

1   - Security is deemed illiquid. See Notes to financial statements.

2   - Security is segregated as collateral for open written options contracts.

3   - Security is restricted from resale. See Notes to financial statements.

4   - PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

5   - Investment in an affiliated issuer. See Notes to Financials.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited)

                                                            SHARES             VALUE
                                                           --------          ----------
COMMON STOCK - 54.2%
ADVERTISING - 0.2%
Lamar Advertising Company                                     1,900          $  119,643
Omnicom Group, Inc.                                             500              51,190
WPP Group plc ADR                                               100               7,599
                                                                             ----------
                                                                                178,432
                                                                             ----------
AEROSPACE & DEFENSE - 1.2%
Boeing Company                                                3,990             354,751
DRS Technologies, Inc.                                          105               5,478
General Dynamics Corporation                                  2,500             191,000
Honeywell International, Inc.                                   700              32,242
MTC Technologies, Inc. *                                        300               6,309
Precision Castparts Corporation                                 300              31,215
Raytheon Company                                              3,000             157,380
Rockwell Collins, Inc.                                        2,200             147,246
Teledyne Technologies, Inc. *                                   100               3,744
Triumph Group, Inc.                                             300              16,602
United Technologies Corporation                               5,910             384,150
                                                                             ----------
                                                                              1,330,117
                                                                             ----------
AGRICULTURAL PRODUCTS - 0.1%
Archer-Daniels-Midland Company                                1,700              62,390
Bunge, Ltd.                                                     400              32,888
                                                                             ----------
                                                                                 95,278
                                                                             ----------
AIR FREIGHT & LOGISTICS - 0.3%
Expeditors International
Washington, Inc.                                              3,600             148,752
FedEx Corporation                                               400              42,972
United Parcel Service, Inc. (Cl.B)                            2,100             147,210
UTi Worldwide, Inc.                                             900              22,122
                                                                             ----------
                                                                                361,056
                                                                             ----------
AIRLINES - 0.2%
AMR Corporation *                                               300               9,135
Gol Linhas Aereas Inteligentes
S.A. ADR                                                        900              27,387
Republic Airways Holdings, Inc. *                               800              18,368
Skywest, Inc.                                                   400              10,732
Southwest Airlines Company                                   10,100             148,470
                                                                             ----------
                                                                                214,092
                                                                             ----------
ALTERNATIVE CARRIERS - 0.0%
Level 3 Communications, Inc. *                                4,000              24,400
                                                                             ----------
ALUMINUM - 0.1%
Alcoa, Inc.                                                   2,000              67,800
                                                                             ----------
APPAREL RETAIL - 0.3%
American Eagle Outfitters                                       400              11,996
Chico's FAS, Inc. *                                             700              17,101
HOT Topic, Inc. *                                               400               4,440
Pacific Sunwear of California *                                 600              12,498
Ross Stores, Inc.                                             3,800             130,720
TJX Companies, Inc.                                           4,200             113,232
                                                                             ----------
                                                                                289,987
                                                                             ----------
APPAREL, ACCESSORIES & LUXURY
GOODS  - 0.1%
Coach, Inc. *                                                 1,500              75,075
Fossil, Inc. *                                                  500              13,235
Quiksilver, Inc. *                                              300               3,480
                                                                             ----------
                                                                                 91,790
                                                                             ----------
APPLICATION SOFTWARE - 0.3%
Autodesk, Inc. *                                              4,500             169,200
Cadence Design Systems, Inc. *                                  400               8,424
Factset Research Systems, Inc.                                  250              15,712
Fair Isaac Corporation                                          545              21,081
Jack Henry & Associates, Inc.                                   300               7,215
NAVTEQ Corporation *                                          1,800              62,100
                                                                             ----------
                                                                                283,732
                                                                             ----------
ASSET MANAGEMENT & CUSTODY
BANKS - 0.8%
Affiliated Managers Group, Inc. *                             1,050             113,767
Ameriprise Financial, Inc.                                    1,940             110,852
Eaton Vance Corporation                                         600              21,384
Franklin Resources, Inc.                                      1,000             120,830
Investors Financial Services Corporation                       500              29,075
Legg Mason, Inc.                                              1,100             103,631
Northern Trust Corporation                                    1,600              96,224
State Street Corporation                                      3,900             252,525
                                                                             ----------
                                                                                848,288
                                                                             ----------
AUTO PARTS & EQUIPMENT - 0.0%
Gentex Corporation                                              700              11,375
                                                                             ----------
AUTOMOBILE MANUFACTURERS - 0.1%
Ford Motor Company                                           10,700              84,423
Winnebago Industries                                            100               3,363
                                                                             ----------
                                                                                 87,786
                                                                             ----------
AUTOMOTIVE RETAIL - 0.0%
Carmax, Inc. *                                                  600              14,724
                                                                             ----------
BIOTECHNOLOGY - 0.9%
Alkermes, Inc. *                                                900              13,896
Amgen, Inc. *                                                 5,210             291,135
Biogen Idec, Inc. *                                           1,400              62,132
Celgene Corporation *                                         2,300             120,658
Cephalon, Inc. *                                                895              63,733
Digene Corporation *                                            300              12,723
Genentech, Inc. *                                             1,200              98,544
Genzyme Corporation *                                           500              30,010
Gilead Sciences, Inc. *                                       2,700             206,550
Martek Biosciences Corporation *                                200               4,124
Neurocrine Biosciences, Inc. *                                  300               3,750
Senomyx, Inc. *                                                 200               2,476
                                                                             ----------
                                                                                909,731
                                                                             ----------
BREWERS - 0.2%
Anheuser-Busch Companies, Inc.                                4,200             211,932

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - Continued

                                                            SHARES            VALUE
                                                           -------         ----------
COMMON STOCK (CONTINUED)
BREWERS (CONTINUED)
Boston Beer Company, Inc. *                                    400         $   13,340
Compania Cervecerias Unidas
S.A. ADR                                                       700             21,994
                                                                           ----------
                                                                              247,266
                                                                           ----------
BROADCASTING & CABLE TV - 0.7%
Cablevision Systems Corporation                              2,500             76,075
Clear Channel Communications, Inc.                           2,200             77,088
Comcast Corporation *                                       10,200            264,690
Cox Radio, Inc. *                                              500              6,825
Discovery Holding Company *                                    966             18,479
EchoStar Communications
Corporation *                                                2,800            121,604
EW Scripps Company                                           1,800             80,424
Liberty Global, Inc. *                                         675             22,228
Liberty Media Corporation -
Capital *                                                      630             69,672
Radio One, Inc. (Cl.D) *                                     1,000              6,460
Sirius Satellite Radio, Inc. *                               4,000             12,800
                                                                           ----------
                                                                              756,345
                                                                           ----------
BUILDING PRODUCTS - 0.1%
Masco Corporation                                            2,700             73,980
Universal Forest Products, Inc.                                100              4,955
USG Corporation *                                              300             14,004
                                                                           ----------
                                                                               92,939
                                                                           ----------
CASINOS & GAMING - 0.4%
Harrah's Entertainment, Inc.                                   500             42,225
International Game Technology                                5,400            218,052
Las Vegas Sands Corporation *                                  300             25,983
MGM Mirage *                                                   300             20,856
Shuffle Master, Inc. *                                         300              5,475
Station Casinos, Inc.                                          300             25,971
Wynn Resorts, Ltd.                                             900             85,374
                                                                           ----------
                                                                              423,936
                                                                           ----------
COAL & CONSUMABLE FUELS - 0.2%
Consol Energy, Inc.                                          3,500            136,955
Peabody Energy Corporation                                   1,200             48,288
                                                                           ----------
                                                                              185,243
                                                                           ----------
COMMODITY CHEMICALS - 0.0%
Lyondell Chemical Company                                      400             11,988
                                                                           ----------
COMMUNICATIONS EQUIPMENT - 1.4%
Alcatel-Lucent ADR                                           6,872             81,227
Blue Coat Systems, Inc. *                                      300             11,019
Cisco Systems, Inc. *                                       19,400            495,282
Corning, Inc. *                                              6,600            150,084
F5 Networks, Inc. *                                            400             26,672
Inter-Telephone, Inc.                                          600             14,184
Juniper Networks, Inc. *                                    12,600            247,968
Motorola, Inc.                                              11,600            204,972
Nokia Oyj ADR                                                  800             18,336
Polycom, Inc. *                                                500             16,665
Qualcomm, Inc.                                               5,700            243,162
                                                                           ----------
                                                                            1,509,571
                                                                           ----------
COMPUTER & ELECTRONICS RETAIL - 0.1%
Best Buy Company, Inc.                                       1,525             74,298
                                                                           ----------

COMPUTER HARDWARE - 1.6%
Apple, Inc. *                                                3,000            278,730
Avid Technology, Inc. *                                        600             20,928
Dell, Inc. *                                                18,400            427,064
Hewlett-Packard Company                                     13,600            545,904
International Business Machines
Corporation                                                  2,920            275,239
Sun Microsystems, Inc. *                                    35,200            211,552
                                                                           ----------
                                                                            1,759,417
                                                                           ----------
COMPUTER STORAGE & PERIPHERALS - 0.2%
EMC Corporation *                                           11,500            159,275
Network Appliance, Inc. *                                      600             21,912
Rackable Systems, Inc. *                                       100              1,697
Seagate Technology                                           2,200             51,260
                                                                           ----------
                                                                              234,144
                                                                           ----------
CONSTRUCTION & ENGINEERING - 0.1%
Fluor Corporation                                              900             80,748
Foster Wheeler, Ltd. *                                         300             17,517
Insituform Technologies, Inc. *                                400              8,316
                                                                           ----------
                                                                              106,581
                                                                           ----------
CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS - 0.4%
Caterpillar, Inc.                                            4,300            288,229
Joy Global, Inc.                                             1,000             42,900
Navistar International
Corporation *                                                  400             18,300
Oshkosh Truck Corporation                                      600             31,800
                                                                           ----------
                                                                              381,229
                                                                           ----------
CONSUMER ELECTRONICS - 0.0%
Harman International Industries, Inc.                          400             38,432
                                                                           ----------
CONSUMER FINANCE - 0.3%
American Express Company                                     3,500            197,400
SLM Corporation                                              2,600            106,340
                                                                           ----------
                                                                              303,740
                                                                           ----------
DATA PROCESSING & OUTSOURCED
SERVICES - 0.6 %
Affiliated Computer Services, Inc. *                         1,000             58,880
Automatic Data Processing, Inc.                              3,800            183,920
Checkfree Corporation *                                        900             33,381
Computer Sciences Corporation *                                700             36,491
DST Systems, Inc. *                                            400             30,080

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                            SHARES            VALUE
                                                            ------         ----------
COMMON STOCK (CONTINUED)
DATA PROCESSING & OUTSOURCED SERVICES
(CONTINUED)
Electronic Data Systems Corporation                          3,300         $   91,344
First Data Corporation                                       3,700             99,530
Global Cash Access Holdings, Inc. *                            400              6,676
Global Payments, Inc.                                          400             13,624
Heartland Payment Systems, Inc.                                100              2,364
Iron Mountain, Inc. *                                        1,125             29,396
Mastercard, Inc.                                               100             10,624
Western Union Company                                        3,900             85,605
                                                                           ----------
                                                                              681,915
                                                                           ----------
DEPARTMENT STORES - 0.5%
Kohl's Corporation *                                         6,570            503,328
Lotte Shopping Company, Ltd.
GDR (1)(2)(3)                                                  900             15,835
                                                                           ----------
                                                                              519,163
                                                                           ----------
DIVERSIFIED BANKS - 1.2%
U.S. Bancorp                                                13,000            454,610
Wachovia Corporation                                         4,700            258,735
Wells Fargo & Company                                       18,040            621,117
                                                                           ----------
                                                                            1,334,462
                                                                           ----------
DIVERSIFIED CHEMICALS - 0.4%
Cabot Corporation                                              300             14,319
Dow Chemical Company                                         4,000            183,440
E.I. Du Pont de Nemours & Company                            3,851            190,355
                                                                           ----------
                                                                              388,114
                                                                           ----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 0.1%
Advisory Board Company *                                       300             15,186
ChoicePoint, Inc. *                                            266              9,956
Corporate Executive Board Company                              400             30,384
Navigant Consulting, Inc. *                                    300              5,928
                                                                           ----------
                                                                               61,454
                                                                           ----------
DIVERSIFIED METALS & MINING - 0.1%
Freeport-McMoRan Copper &
Gold, Inc. (Cl.B)                                              469             31,043
Rio Tinto plc ADR                                              500            113,905
                                                                           ----------
                                                                              144,948
                                                                           ----------
DRUG RETAIL - 0.6%
CVS Corporation                                             10,868            371,034
Rite Aid Corporation *                                       2,500             14,425
Walgreen Company                                             4,400            201,916
                                                                           ----------
                                                                              587,375
                                                                           ----------
EDUCATION SERVICES - 0.0%
Corinthian Colleges, Inc. *                                    100              1,375
                                                                           ----------
ELECTRIC UTILITIES - 1.0%
Duke Energy Corporation                                      4,000             81,160
Edison International                                         2,600            127,738
El Paso Electric Company *                                     300              7,905
Entergy Corporation                                          2,400            251,808
Exelon Corporation                                           4,760            327,060
Great Plains Energy, Inc.                                      800             25,960
PPL Corporation                                              3,700            151,330
Reliant Energy, Inc. *                                       3,700             75,184
                                                                           ----------
                                                                            1,048,145
                                                                           ----------
ELECTRICAL COMPONENTS &
EQUIPMENT - 0.0%
Belden CDT, Inc.                                               300             16,077
                                                                           ----------
ELECTRONIC EQUIPMENT
MANUFACTURERS - 0.0%
AVX Corporation                                                800             12,160
Color Kinetics, Inc. *                                         600             11,658
Flir Systems, Inc. *                                           600             21,402
                                                                           ----------
                                                                               45,220
                                                                           ----------
ELECTRONIC MANUFACTURING
SERVICES - 0.1%
Cyberoptics Corporation *                                      700              9,765
Flextronics International, Ltd. *                            3,700             40,478
Plexus Corporation *                                           600             10,290
TTM Technologies, Inc. *                                     1,200             11,448
                                                                           ----------
                                                                               71,981
                                                                           ----------
ENVIRONMENTAL & FACILITIES
SERVICES - 0.1%
Republic Services, Inc.                                      4,800            133,536
Waste Connections, Inc. *                                      300              8,982
                                                                           ----------
                                                                              142,518
                                                                           ----------
FERTILIZERS & AGRICULTURAL
CHEMICALS - 0.1%
Monsanto Company                                             2,400            131,904
Mosaic Company *                                               800             21,328
                                                                           ----------
                                                                              153,232
                                                                           ----------
FOOD DISTRIBUTORS - 0.1%
Performance Food Group Company *                               300              9,261
Sysco Corporation                                            3,900            131,937
United Natural Foods, Inc. *                                   500             15,320
                                                                           ----------
                                                                              156,518
                                                                           ----------
FOOD RETAIL - 0.1%
Kroger Company                                               2,100             59,325
Whole Foods Market, Inc.                                       300             13,455
                                                                           ----------
                                                                               72,780
                                                                           ----------
FOOTWEAR - 0.1%
Nike, Inc. (Cl.B)                                              640             68,006
                                                                           ----------
FOREST PRODUCTS - 0.1%
Weyerhaeuser Company                                         1,000             74,740
                                                                           ----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                                  SHARES        VALUE
                                                                  ------       ---------
COMMON STOCK (CONTINUED)
GAS UTILITIES - 0.1%
AGL Resources, Inc.                                                  800       $  34,176
National Fuel Gas Company                                            800          34,608
WGL Holdings, Inc.                                                   600          19,188
                                                                               ---------
                                                                                  87,972
                                                                               ---------
GENERAL MERCHANDISE STORES - 0.3%
Dollar Tree Stores, Inc. *                                           200           7,648
Target Corporation                                                 4,700         278,522
                                                                               ---------
                                                                                 286,170
                                                                               ---------
GOLD - 0.1%
Barrick Gold Corporation                                           3,300          94,215
                                                                               ---------
HEALTH CARE EQUIPMENT - 0.8%
Aspect Medical Systems, Inc. *                                       500           7,795
Baxter International, Inc.                                         1,200          63,204
Becton Dickinson & Company                                         1,600         123,024
Boston Scientific Corporation *                                    7,300         106,142
CR Bard, Inc.                                                        800          63,608
Cytyc Corporation *                                                  800          27,368
Edwards Lifesciences
Corporation *                                                        300          15,210
Medtronic, Inc.                                                    6,400         313,984
Respironics, Inc. *                                                  100           4,199
St. Jude Medical, Inc. *                                           2,800         105,308
STERIS Corporation                                                   700          18,592
Thoratec Corporation *                                               700          14,630
Zimmer Holdings, Inc. *                                              200          17,082
                                                                               ---------
                                                                                 880,146
                                                                               ---------
HEALTH CARE FACILITIES - 0.1%
Community Health Systems, Inc. *                                     400          14,100
LifePoint Hospitals, Inc. *                                          200           7,644
Manor Care, Inc.                                                     900          48,924
Symbion, Inc. *                                                      400           7,844
Triad Hospitals, Inc. *                                              110           5,748
United Surgical Partners
International, Inc. *                                                400          12,324
                                                                               ---------
                                                                                  96,584
                                                                               ---------
HEALTH CARE SERVICES - 0.4%
DaVita, Inc. *                                                       350          18,662
Express Scripts, Inc. *                                            1,200          96,864
Laboratory Corporation of
America Holdings *                                                 1,400         101,682
Medco Health Solutions, Inc. *                                     1,663         120,617
Omnicare, Inc.                                                     3,100         123,287
                                                                               ---------
                                                                                 461,112
                                                                               ---------
HEALTH CARE SUPPLIES - 0.1%
Alcon, Inc.                                                          500          65,910
Dentsply International, Inc.                                         600          19,650
Merit Medical Systems, Inc. *                                        700           8,785
                                                                               ---------
                                                                                  94,345
                                                                               ---------
HEALTH CARE TECHNOLOGY - 0.0%
Computer Programs & Systems, Inc.                                    800          21,456
                                                                               ---------
HOME ENTERTAINMENT SOFTWARE - 0.1%
Activision, Inc. *                                                 1,033          19,565
Electronic Arts, Inc. *                                            1,100          55,396
                                                                               ---------
                                                                                  74,961
                                                                               ---------
HOME FURNISHINGS - 0.0%
Mohawk Industries, Inc. *                                            200          16,410
                                                                               ---------
HOME IMPROVEMENT RETAIL - 0.6%
Home Depot, Inc.                                                   9,850         361,889
Lowe's Companies, Inc.                                             7,400         233,026
Sherwin-Williams Company                                             500          33,020
                                                                               ---------
                                                                                 627,935
                                                                               ---------
HOMEBUILDING - 0.2%
DR Horton, Inc.                                                    3,100          68,200
Lennar Corporation                                                 2,100          88,641
Meritage Homes Corporation *                                         150           4,818
Toll Brothers, Inc. *                                                600          16,428
                                                                               ---------
                                                                                 178,087
                                                                               ---------
HOMEFURNISHING RETAIL - 0.3%
Bed Bath & Beyond, Inc. *                                          7,000         281,190
Cost Plus, Inc. *                                                    200           2,000
Williams-Sonoma, Inc.                                                400          14,184
                                                                               ---------
                                                                                 297,374
                                                                               ---------
HOTELS, RESORTS & CRUISE LINES - 0.2%
Marriott International, Inc.                                       3,300         161,568
Starwood Hotels & Resorts
Worldwide, Inc.                                                      900          58,365
                                                                               ---------
                                                                                 219,933
                                                                               ---------
HOUSEHOLD PRODUCTS - 1.2%
Clorox Company                                                     1,600         101,904
Colgate-Palmolive Company                                          1,900         126,901
Kimberly-Clark Corporation                                         1,200          82,188
Procter & Gamble Company                                          15,115         954,663
                                                                               ---------
                                                                               1,265,656
                                                                               ---------
HOUSEWARES & SPECIALTIES - 0.0%
Fortune Brands, Inc.                                                 300          23,646
                                                                               ---------
HUMAN RESOURCE & EMPLOYMENT
SERVICES - 0.3%
Manpower, Inc.                                                       200          14,754
Monster Worldwide, Inc. *                                          4,100         194,217
Robert Half International, Inc.                                    1,200          44,412
Taleo Corporation *                                                1,200          19,896
                                                                               ---------
                                                                                 273,279
                                                                               ---------
HYPERMARKETS & SUPER CENTERS - 0.6%
Costco Wholesale Corporation                                       2,200         118,448
Wal-Mart Stores, Inc.                                             11,100         521,145
                                                                               ---------
                                                                                 639,593
                                                                               ---------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                              SHARES            VALUE
                                                              ------        ------------
COMMON STOCK (CONTINUED)
INDEPENDENT POWER PRODUCERS &
ENERGY - 0.1%
Constellation Energy Group, Inc.                               1,600        $    139,120
                                                                            ------------
INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS - 0.4%
AES Corporation *                                              8,700             187,224
Dynegy, Inc. *                                                11,414             105,694
Mirant Corporation *                                           1,500              60,690
NRG Energy, Inc. *                                               800              57,632
                                                                            ------------
                                                                                 411,240
                                                                            ------------
INDUSTRIAL CONGLOMERATES - 2.3%
3M Company                                                     4,700             359,221
General Electric Company                                      39,700           1,403,792
McDermott International, Inc. *                                  400              19,592
Tyco International, Ltd.                                      20,400             643,620
                                                                            ------------
                                                                               2,426,225
                                                                            ------------
INDUSTRIAL GASES - 0.1%
Air Products & Chemicals, Inc.                                   400              29,556
Praxair, Inc.                                                  1,700             107,032
                                                                            ------------
                                                                                 136,588
                                                                            ------------
INDUSTRIAL MACHINERY - 0.8%
Actuant Corporation                                              700              35,532
Briggs & Stratton Corporation                                    300               9,255
Danaher Corporation                                            5,800             414,410
Harsco Corporation                                               600              26,916
Illinois Tool Works, Inc.                                      6,900             356,040
Nordson Corporation                                              200               9,292
                                                                            ------------
                                                                                 851,445
                                                                            ------------
INDUSTRIAL REIT'S - 0.1%
AMB Property Corporation                                         200              11,758
EastGroup Properties, Inc.                                       300              15,309
First Potomac Realty Trust                                       200               5,714
Prologis                                                       1,700             110,381
                                                                            ------------
                                                                                 143,162
                                                                            ------------
INSURANCE BROKERS - 0.3%
AON Corporation                                                4,700             178,412
Arthur J Gallagher & Company                                     500              14,165
Marsh & McLennan Companies, Inc.                               1,300              38,077
Willis Group Holdings, Ltd.                                    1,100              43,538
                                                                            ------------
                                                                                 274,192
                                                                            ------------
INTEGRATED OIL & GAS - 3.0%
BP plc ADR                                                       200              12,950
Chevron Corporation                                            9,250             684,130
ConocoPhillips                                                 5,100             348,585
Exxon Mobil Corporation                                       20,880           1,575,396
Murphy Oil Corporation                                         2,700             144,180
Occidental Petroleum Corporation                               2,600             128,206
Petroleo Brasileiro S.A. ADR                                     900              80,415
Royal Dutch Shell plc (Cl.B) ADR                                 100               6,661
Total S.A. ADR                                                 3,100             216,318
                                                                            ------------
                                                                               3,196,841
                                                                            ------------
INTEGRATED TELECOMMUNICATION SERVICES - 1.2%
AT&T, Inc.                                                    28,892           1,139,212
Verizon Communications, Inc.                                   2,734             103,673
                                                                            ------------
                                                                               1,242,885
                                                                            ------------
INTERNET RETAIL - 0.2%
Amazon.com, Inc. *                                             5,100             202,929
Drugstore.com *                                                1,500               3,870
Expedia, Inc. *                                                  450              10,431
                                                                            ------------
                                                                                 217,230
                                                                            ------------
INTERNET SOFTWARE & SERVICES - 0.9%
Cybersource Corporation *                                        500               6,255
eBay, Inc. *                                                   4,800             159,120
Google, Inc. *                                                 1,210             554,374
VeriSign, Inc. *                                               2,700              67,824
Websense, Inc. *                                                 900              20,691
Yahoo!, Inc. *                                                 3,800             118,902
                                                                            ------------
                                                                                 927,166
                                                                            ------------
INVESTMENT BANKING & BROKERAGE - 1.5%
Bear Stearns Companies, Inc.                                     100              15,035
Charles Schwab Corporation                                     5,400              98,766
E*Trade Financial Corporation *                                6,800             144,296
Goldman Sachs Group, Inc.                                      2,300             475,249
Lehman Brothers Holdings, Inc.                                 2,600             182,182
Merrill Lynch & Company, Inc.                                  2,400             196,008
Morgan Stanley                                                 5,400             425,304
Stifel Financial Corporation *                                   100               4,430
TD Ameritrade Holding Corporation *                            1,200              17,856
TradeStation Group, Inc. *                                     1,300              16,367
                                                                            ------------
                                                                               1,575,493
                                                                            ------------
IT CONSULTING & OTHER SERVICES - 0.2%
Accenture, Ltd.                                                4,300             165,722
CACI International, Inc. *                                       100               4,686
Inforte Corporation *                                          1,500               5,205
SRA International, Inc. *                                        400               9,744
                                                                            ------------
                                                                                 185,357
                                                                            ------------
LEISURE PRODUCTS - 0.1%
Brunswick Corporation                                            800              25,480
Mattel, Inc.                                                   1,400              38,598
Pool Corporation                                                 612              21,910
                                                                            ------------
                                                                                  85,988
                                                                            ------------
LIFE & HEALTH INSURANCE - 0.6%
Metlife, Inc.                                                  5,500             347,325
Protective Life Corporation                                      400              17,616
Prudential Financial, Inc.                                     3,000             270,780

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                      SHARES             VALUE
                                                      ------          ----------
COMMON STOCK (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
Stancorp Financial Group, Inc.                           400          $   19,668
                                                                      ----------
                                                                         655,389
                                                                      ----------
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Charles River Laboratories
International, Inc. *                                    300              13,878
Invitrogen Corporation *                                 316              20,113
Techne Corporation *                                     200              11,420
Thermo Fisher Scientific, Inc. *                       2,300             107,525
                                                                      ----------
                                                                         152,936
                                                                      ----------
MANAGED HEALTH CARE - 0.7%
Aetna, Inc.                                            3,200             140,128
Humana, Inc. *                                           600              34,812
UnitedHealth Group, Inc.                               6,500             344,305
WellPoint, Inc. *                                      3,300             267,630
                                                                      ----------
                                                                         786,875
                                                                      ----------
MOTORCYCLE MANUFACTURERS - 0.1%
Harley-Davidson, Inc.                                  1,500              88,125
                                                                      ----------
MOVIES & ENTERTAINMENT - 0.6%
DreamWorks Animation SKG, Inc. *                         400              12,232
Marvel Entertainment, Inc. *                             400              11,100
News Corporation                                       7,200             166,464
Time Warner, Inc.                                      6,600             130,152
Viacom, Inc. (Cl.B) *                                  2,500             102,775
Walt Disney Company                                    7,100             244,453
                                                                      ----------
                                                                         667,176
                                                                      ----------
MULTI-LINE INSURANCE - 1.2%
American International Group, Inc.                    12,875             865,458
Assurant, Inc.                                           400              21,452
Genworth Financial, Inc.                               3,700             129,278
Hartford Financial Services
Group, Inc.                                            2,000             191,160
Loews Corporation                                      1,900              86,317
                                                                      ----------
                                                                       1,293,665
                                                                      ----------
MULTI-UTILITIES - 0.3%
Alliant Energy Corporation                               800              35,856
Energy East Corporation                                1,000              24,360
OGE Energy Corporation                                 1,000              38,800
Public Service Enterprise Group, Inc.                  2,300             190,992
TECO Energy, Inc.                                      4,100              70,561
                                                                      ----------
                                                                         360,569
                                                                      ----------
OFFICE REIT'S - 0.2%
Boston Properties, Inc.                                1,200             140,880
Corporate Office Properties Trust
  SBI MD                                                 100               4,568
Duke Realty Corporation                                  500              21,735
SL Green Realty Corporation                              351              48,150
                                                                      ----------
                                                                         215,333
                                                                      ----------
OFFICE SERVICES & SUPPLIES - 0.2%
Avery Dennison Corporation                             1,100              70,686
Herman Miller, Inc.                                      600              20,094
Pitney Bowes, Inc.                                     1,800              81,702
                                                                      ----------
                                                                         172,482
                                                                      ----------
OIL & GAS DRILLING - 0.3%
GlobalSantaFe Corporation                                300              18,504
Grey Wolf, Inc. *                                      1,500              10,050
Helmerich & Payne, Inc.                                  800              24,272
Nabors Industries, Ltd. *                              1,300              38,571
Patterson-UTI Energy, Inc.                               700              15,708
Transocean, Inc. *                                     2,409             196,815
                                                                      ----------
                                                                         303,920
                                                                      ----------
OIL & GAS EQUIPMENT & SERVICES - 1.1%
Baker Hughes, Inc.                                     3,200             211,616
BJ Services Company                                    3,200              89,280
Cameron International Corporation *                      400              25,116
FMC Technologies, Inc. *                               1,571             109,593
Grant Prideco, Inc. *                                  3,500             174,440
Schlumberger, Ltd.                                     8,100             559,710
Smith International, Inc.                                100               4,805
                                                                      ----------
                                                                       1,174,560
                                                                      ----------
OIL & GAS EXPLORATION &
PRODUCTION - 0.4%
Anadarko Petroleum Corporation                         1,126              48,395
Comstock Resources, Inc. *                               800              21,904
Devon Energy Corporation                               1,000              69,220
EOG Resources, Inc.                                    1,400              99,876
Forest Oil Corporation *                                 400              13,348
Newfield Exploration Company *                           600              25,026
Pioneer Natural Resources Company                        600              25,866
Southwestern Energy Company *                            300              12,294
Ultra Petroleum Corporation *                            600              31,878
XTO Energy, Inc.                                       1,800              98,658
                                                                      ----------
                                                                         446,465
                                                                      ----------
OIL & GAS REFINING & MARKETING - 0.4%
Sunoco, Inc.                                           3,900             274,716
Tesoro Corporation                                       200              20,086
Valero Energy Corporation                              2,200             141,878
                                                                      ----------
                                                                         436,680
                                                                      ----------
OIL & GAS STORAGE &
TRANSPORTATION - 0.4%
General Maritime Corporation                             400              11,552
Spectra Energy Corporation                             4,900             128,723
Williams Companies, Inc.                               8,300             236,218
                                                                      ----------
                                                                         376,493
                                                                      ----------
OTHER DIVERSIFIED FINANCIAL
SERVICES - 2.3%
Bank of America Corporation                           12,676             646,729

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                       SHARES                  VALUE
                                                       ------              ------------
COMMON STOCK (CONTINUED)
OTHER DIVERSIFIED FINANCIAL SERVICES
(CONTINUED)
Citigroup, Inc.                                        24,773              $  1,271,846
JPMorgan Chase & Company                               10,036                   485,542
                                                                           ------------
                                                                              2,404,117
                                                                           ------------
PACKAGED FOODS & MEATS - 0.2%
General Mills, Inc.                                     2,500                   145,550
Kellogg Company                                         1,800                    92,574
Kraft Foods, Inc.                                         600                    18,996
Tootsie Roll Industries, Inc.                             174                     5,217
                                                                           ------------
                                                                                262,337
                                                                           ------------
PAPER PACKAGING - 0.0%
Smurfit-Stone Container Corporation *                     900                    10,134
                                                                           ------------

PAPER PRODUCTS - 0.2%
Bowater, Inc.                                           1,200                    28,584
International Paper Company                             4,100                   149,240
                                                                           ------------
                                                                                177,824
                                                                           ------------
PERSONAL PRODUCTS - 0.1%
Avon Products, Inc.                                     3,500                   130,410
                                                                           ------------
PHARMACEUTICALS - 3.0%
Abbott Laboratories                                     4,400                   245,520
Allergan, Inc.                                          1,200                   132,984
Barr Pharmaceuticals, Inc. *                            1,800                    83,430
Bristol-Myers Squibb Company                            8,800                   244,288
Eli Lilly & Company                                     4,840                   259,956
GlaxoSmithKline plc ADR                                   300                    16,578
Johnson & Johnson                                      13,058                   786,875
Medicis Pharmaceutical Corporation                        200                     6,164
Merck & Company, Inc.                                  10,200                   450,534
Noven Pharmaceuticals, Inc. *                             600                    13,920
Pfizer, Inc.                                           17,973                   453,998
Schering-Plough Corporation                             8,200                   209,182
Sepracor, Inc. *                                          700                    32,641
Wyeth                                                   5,900                   295,177
                                                                           ------------
                                                                              3,231,247
                                                                           ------------
PROPERTY & CASUALTY INSURANCE - 0.4%
Axis Capital Holdings, Ltd.                             1,800                    60,948
Infinity Property & Casualty Corporation                  200                     9,372
Markel Corporation *                                       70                    33,938
Mercury General Corporation                               200                    10,608
Ohio Casualty Corporation                                 200                     5,990
ProAssurance Corporation *                                100                     5,115
Progressive Corporation                                 4,200                    91,644
Selective Insurance Group                                 200                     5,092
Travelers Companies, Inc.                               1,814                    93,911
XL Capital, Ltd.                                        1,300                    90,948
                                                                           ------------
                                                                                407,566
                                                                           ------------
PUBLISHING - 0.2%
Getty Images, Inc. *                                      300                    14,589
McGraw-Hill Companies, Inc.                             1,300                    81,744
Meredith Corporation                                      600                    34,434
Scholastic Corporation *                                  200                     6,220
Tribune Company                                         1,500                    48,165
                                                                           ------------
                                                                                185,152
                                                                           ------------
RAILROADS - 0.3%
Canadian National Railway Company                       2,300                   101,522
Norfolk Southern Corporation                            4,900                   247,940
Union Pacific Corporation                                 200                    20,310
                                                                           ------------
                                                                                369,772
                                                                           ------------
REGIONAL BANKS - 1.1%
City National Corporation                                 100                     7,360
Commerce Bancshares, Inc.                                 470                    22,706
East West Bancorp, Inc.                                   500                    18,385
Fifth Third Bancorp                                     3,900                   150,891
First Horizon National Corporation                      4,300                   178,579
PNC Financial Services Group, Inc.                      1,672                   120,331
Popular, Inc.                                           1,100                    18,216
SunTrust Banks, Inc.                                    5,200                   431,808
Synovus Financial Corporation                           5,500                   177,870
TCF Financial Corporation                                 300                     7,908
UCBH Holdings, Inc.                                     1,200                    22,344
Westamerica Bancorporation                                100                     4,817
Wilmington Trust Corporation                              500                    21,085
                                                                           ------------
                                                                              1,182,300
                                                                           ------------
RESIDENTIAL REIT'S - 0.2%
Archstone-Smith Trust                                   3,300                   179,124
Camden Property Trust                                     400                    28,124
                                                                           ------------
                                                                                207,248
                                                                           ------------
RESTAURANTS - 0.1%
California Pizza Kitchen, Inc. *                          300                     9,867
Cheesecake Factory *                                      200                     5,330
PF Chang's China Bistro, Inc. *                           200                     8,376
Sonic Corporation *                                       700                    15,596
Starbucks Corporation *                                 2,400                    75,264
                                                                           ------------
                                                                                114,433
                                                                           ------------
RETAIL REIT'S - 0.3%
General Growth Properties, Inc.                           400                    25,828
Kite Realty Group Trust                                   300                     5,985
Pennsylvania Real Estate
Investment Trust                                          100                     4,433
Regency Centers Corporation                               500                    41,775
Simon Property Group, Inc.                              1,500                   166,875
Weingarten Realty Investors                               700                    33,292
                                                                           ------------
                                                                                278,188
                                                                           ------------
SEMICONDUCTOR EQUIPMENT - 0.3%
Advanced Energy Industries, Inc. *                        500                    10,520
Applied Materials, Inc.                                 9,800                   179,536

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                               SHARES              VALUE
                                                               ------           ----------
COMMON STOCK (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
ASML Holding N.V. *                                             3,400           $   84,150
ATMI, Inc. *                                                      200                6,114
Cymer, Inc. *                                                     200                8,310
Entegris, Inc. *                                                1,112               11,898
Tessera Technologies, Inc. *                                      400               15,896
Varian Semiconductor Equipment
Associates, Inc. *                                                300               16,014
                                                                                ----------
                                                                                   332,438
                                                                                ----------
SEMICONDUCTORS - 1.1%
Advanced Micro Devices, Inc. *                                  5,200               67,912
Analog Devices, Inc.                                            3,900              134,511
Broadcom Corporation *                                          1,100               35,277
Intel Corporation                                              26,500              506,945
Intersil Corporation                                              900               23,841
Marvell Technology Group, Ltd. *                               14,900              250,469
Microchip Technology, Inc.                                        400               14,212
Omnivision Technologies, Inc. *                                   900               11,664
Semtech Corporation *                                             900               12,132
Xilinx, Inc.                                                    3,800               97,774
Zoran Corporation *                                               989               16,833
                                                                                ----------
                                                                                 1,171,570
                                                                                ----------
SOFT DRINKS - 0.9%
Coca-Cola Company                                               9,700              465,600
PepsiCo, Inc.                                                   7,700              489,412
                                                                                ----------
                                                                                   955,012
                                                                                ----------
SPECIALIZED CONSUMER SERVICES - 0.1%
H&R Block, Inc.                                                 3,900               82,056
Jackson Hewitt Tax Service, Inc.                                  500               16,090
                                                                                ----------
                                                                                    98,146
                                                                                ----------
SPECIALIZED FINANCE - 0.5%
Cbot Holdings, Inc. *                                             100               18,150
Chicago Mercantile Exchange
  Holdings, Inc.                                                  450              239,607
CIT Group, Inc.                                                 1,600               84,672
IntercontinentalExchange, Inc. *                                  900              109,989
Moody's Corporation                                             1,200               74,472
NYSE Group, Inc. *                                                300               28,125
                                                                                ----------
                                                                                   555,015
                                                                                ----------
SPECIALIZED REIT'S - 0.1%
Host Hotels & Resorts, Inc.                                     3,100               81,561
LaSalle Hotel Properties                                        1,100               50,996
Potlatch Corporation                                              455               20,830
                                                                                ----------
                                                                                   153,387
                                                                                ----------
SPECIALTY CHEMICALS - 0.1%
Arch Chemicals, Inc.                                              600               18,732
Ecolab, Inc.                                                    1,600               68,800
Sigma-Aldrich Corporation                                         600               24,912
Symyx Technologies *                                              700               12,404
Valspar Corporation                                               200                5,566
                                                                                ----------
                                                                                   130,414
                                                                                ----------
SPECIALTY STORES - 0.1%
AC Moore Arts & Crafts, Inc. *                                    300                6,402
Dick's Sporting Goods, Inc. *                                     100                5,826
Hibbett Sports, Inc. *                                            700               20,013
Office Depot, Inc. *                                            2,300               80,822
PetSmart, Inc.                                                    500               16,480
                                                                                ----------
                                                                                   129,543
                                                                                ----------
STEEL - 0.2%
Allegheny Technologies, Inc.                                      400               42,676
Nucor Corporation                                               1,240               80,761
Steel Dynamics, Inc.                                              900               38,880
                                                                                ----------
                                                                                   162,317
                                                                                ----------
SYSTEMS SOFTWARE - 1.5%
McAfee, Inc. *                                                  2,300               66,884
Microsoft Corporation                                          42,900            1,195,623
Oracle Corporation *                                            9,200              166,796
Red Hat, Inc. *                                                 6,300              144,459
                                                                                ----------
                                                                                 1,573,762
                                                                                ----------
TECHNOLOGY DISTRIBUTORS - 0.0%
CDW Corporation                                                   200               12,286
Insight Enterprises, Inc. *                                       600               10,788
Tech Data Corporation *                                           400               14,324
                                                                                ----------
                                                                                    37,398
                                                                                ----------
THRIFTS & MORTGAGE FINANCE - 0.5%
BankAtlantic Bancorp, Inc.                                      1,700               18,632
Countrywide Financial Corporation                               7,000              235,480
Federal Home Loan Mortgage Corporation                          1,400               83,286
IndyMac Bancorp, Inc.                                             500               16,025
PMI Group, Inc.                                                   400               18,088
Radian Group, Inc.                                                200               10,976
Sovereign Bancorp, Inc.                                         2,200               55,968
Triad Guaranty, Inc. *                                            300               12,423
Washington Mutual, Inc.                                         2,600              104,988
                                                                                ----------
                                                                                   555,866
                                                                                ----------
TOBACCO - 0.8%
Altria Group, Inc.                                              9,430              828,048
                                                                                ----------

TRADING COMPANIES & DISTRIBUTORS - 0.0%
Fastenal Company                                                1,000               35,050
                                                                                ----------

TRUCKING - 0.0%
Dollar Thrifty Automotive Group *                                 600               30,624
Old Dominion Freight Line, Inc. *                                 750               21,608
                                                                                ----------
                                                                                    52,232
                                                                                ----------
WIRELESS TELECOMMUNICATION
SERVICES - 0.9%
Alltel Corporation                                              1,600               99,200
America Movil S.A. de CV ADR                                    1,300               62,127
American Tower Corporation *                                    7,430              289,399
Crown Castle International
  Corporation *                                                 7,100              228,123

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                               SHARES         VALUE
                                                               ------      -----------
COMMON STOCK (CONTINUED)
WIRELESS TELECOMMUNICATION SERVICES
(CONTINUED)
NII Holdings, Inc. *                                              400      $    29,672
NTELOS Holdings Corporation                                       300            5,766
Rogers Communications, Inc. (Cl.B)                              5,500          180,180
Vodafone Group plc ADR                                          3,700           99,382
Wireless Facilities, Inc. *                                     1,100            1,430
                                                                           -----------
                                                                               995,279
                                                                           -----------
TOTAL COMMON STOCK (Cost $50,231,478)                                      $57,810,419
                                                                           -----------
FOREIGN STOCK - 9.4%
AUSTRALIA - 0.9%
Alinta, Ltd.                                                    5,222           61,351
Australia & New Zealand Banking Group, Ltd.                     4,962          119,242
Babcock & Brown, Ltd.                                           3,327           73,948
BlueScope Steel, Ltd.                                          12,007          102,010
CSL, Ltd.                                                       1,225           81,644
Goodman Fielder, Ltd.                                          11,700           23,099
Harvey Norman Holdings, Ltd.                                   10,500           40,100
Macquarie Bank, Ltd.                                            1,116           74,722
Macquarie Infrastructure Group (4)                              9,134           28,380
Mirvac Group                                                    7,631           32,354
Pacific Brands, Ltd.                                            8,506           21,129
QBE Insurance Group, Ltd.                                       4,023          102,666
Rio Tinto, Ltd.                                                 2,036          129,830
Suncorp-Metway, Ltd.                                            3,400           57,221
Telstra Corporation, Ltd.                                      12,600           47,509
                                                                           -----------
                                                                               995,205
                                                                           -----------
BELGIUM - 0.1%
Fortis                                                          1,845           84,246
KBC Groep N.V. (4)                                                506           62,940
                                                                           -----------
                                                                               147,186
                                                                           -----------
BERMUDA - 0.0%
Esprit Holdings, Ltd.                                           5,000           58,649
                                                                           -----------
DENMARK - 0.1%
Danske Bank A                                                   1,900           88,395
                                                                           -----------
FINLAND - 0.4%
Cargotec Corporation (Cl.B)                                     2,102          126,954
Kesko Oyj                                                       2,019          107,700
Nokia Oyj                                                       6,752          155,416
Sanoma-WSOY Oyj                                                 1,464           43,438
                                                                           -----------
                                                                               433,508
                                                                           -----------
FRANCE - 1.1%
Accor S.A.                                                        847           80,949
AXA S.A.                                                        3,269          138,612
BNP Paribas                                                     1,206          125,973
Bouygues                                                        1,431          110,592
Pernod-Ricard S.A.                                                702          142,379
Publicis Groupe                                                 2,436          117,675
Sanofi-Aventis                                                  1,679          146,020
Societe Generale                                                  583          100,758
Technip S.A.                                                      780           57,227
Total S.A.                                                      2,002          140,278
                                                                           -----------
                                                                             1,160,463
                                                                           -----------
GERMANY - 0.6%
Adidas AG                                                         972           53,148
BASF AG                                                           584           65,753
Bayerische Motoren Werke
(BMW) AG *                                                      1,629           96,123
Celesio AG                                                        798           50,148
Deutsche Euroshop AG *                                            424           32,972
E.ON AG                                                         1,341          182,335
Hypo Real Estate Holding AG                                       588           37,501
ThyssenKrupp AG                                                 1,251           61,902
Wacker Chemie AG                                                  130           22,577
                                                                           -----------
                                                                               602,459
                                                                           -----------
HONG KONG - 0.1%
China Overseas Land &
  Investment, Ltd.                                             46,000           57,813
China Petroleum & Chemical
  Corporation                                                  56,000           47,374
Hutchison Whampoa, Ltd.                                         2,700           25,969
                                                                           -----------
                                                                               131,156
                                                                           -----------
IRELAND - 0.2%
Allied Irish Banks plc                                          2,106           62,458
DCC plc                                                         3,605          126,949
Smurfit Kappa plc *                                               400            9,993
                                                                           -----------
                                                                               199,400
                                                                           -----------
ITALY - 0.5%
AEM SpA                                                        12,299           44,362
Banco Popolare di Verona e Novara SCRL                          2,766           85,912
ENI SpA                                                         2,596           84,482
Esprinet SpA                                                    1,535           32,728
Finmeccanica SpA                                                  901           27,094
Intesa Sanpaolo SpA                                            12,500           94,934
Piaggio & C SpA *                                               6,078           30,916
Saipem SpA                                                      1,829           53,266
Unipol SpA                                                     11,400           44,089
                                                                           -----------
                                                                               497,783
                                                                           -----------
JAPAN - 1.9%
Aisin Seiki Company, Ltd.                                         800           28,039
Bank of Yokohama, Ltd.                                          6,000           44,757
Canon, Inc.                                                     1,600           85,951
Eisai Company, Ltd.                                               900           43,154
Fanuc, Ltd.                                                       400           37,239
Goldcrest Company, Ltd.                                           530           29,146
Hamamatsu Photonics KK                                          1,800           54,534
Haseko Corporation *                                            4,000           14,597

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                                                 SHARES            VALUE
                                                                                 ------         ----------
FOREIGN STOCK (CONTINUED)
JAPAN (CONTINUED)
Honda Motor Company, Ltd.                                                         1,900         $   66,271
Hoya Corporation                                                                    700             23,227
JS Group Corporation                                                              1,300             28,188
KDDI Corporation                                                                     10             79,857
Kobayashi Pharmaceutical
  Company, Ltd.                                                                   1,000             37,934
Mitsubishi Electric Corporation                                                   5,000             51,513
Mitsubishi Gas Chemical Company, Inc.                                             5,000             47,948
Mitsubishi UFJ Financial Group, Inc.                                                  5             56,435
Mitsui & Company, Ltd.                                                            5,000             93,351
Nichias Corporation                                                               3,000             25,892
Nikon Corporation                                                                 3,000             63,266
Nippon Mining Holdings, Inc.                                                      3,000             25,892
Nippon Steel Corporation                                                         15,000            105,402
Nippon Yusen KK                                                                   5,000             40,098
NSK, Ltd.                                                                         3,000             28,616
Resona Holdings, Inc.                                                                15             40,353
Seven & I Holdings Company, Ltd.                                                  1,700             51,793
Sony Corporation                                                                  1,800             91,501
Star Micronics Company, Ltd.                                                      1,700             36,717
Sumitomo Trust & Banking Company, Ltd.                                           13,000            135,588
T&D Holdings, Inc.                                                                  800             55,196
Takeda Pharmaceutical Company, Ltd.                                               1,000             65,600
Terumo Corporation                                                                  800             31,162
Tokyo Electric Power Company, Inc.                                                2,200             75,241
Tokyo Electron, Ltd.                                                                700             48,950
Tosoh Corporation                                                                 5,000             25,756
Toyota Motor Corporation                                                          2,500            160,182
Wacom Company, Ltd.                                                                   9             25,128
Yusen Air & Sea Service Company, Ltd.                                             1,000             27,411
                                                                                                ----------
                                                                                                 1,981,885
                                                                                                ----------
MEXICO - 0.1%
Cemex S.A. de CV *                                                                8,596             28,221
Grupo Financiero Banorte S.A. de CV                                              14,116             66,882
                                                                                                ----------
                                                                                                    95,103
                                                                                                ----------
NETHERLANDS - 0.1%
Aegon N.V.                                                                        3,802             75,781
TomTom N.V. *                                                                       991             40,392
                                                                                                ----------
                                                                                                   116,173
                                                                                                ----------
NORWAY - 0.1%
Telenor ASA                                                                       3,900             69,296
TGS Nopec Geophysical Company ASA *                                               1,900             43,918
                                                                                                ----------
                                                                                                   113,214
                                                                                                ----------
SINGAPORE - 0.2%
DBS Group Holdings, Ltd.                                                          6,000             84,629
SembCorp Industries, Ltd.                                                        23,900             80,339
StarHub, Ltd.                                                                    26,000             48,840
Venture Corporation, Ltd.                                                         1,000              9,623
                                                                                                ----------
                                                                                                   223,431
                                                                                                ----------
SPAIN - 0.4%
Acciona S.A.                                                                        899            194,740
Banco Santander Central Hispano S.A.                                              6,305            112,531
Telefonica S.A.                                                                   5,613            123,725
                                                                                                ----------
                                                                                                   430,996
                                                                                                ----------
SWEDEN - 0.4%
Autoliv, Inc.                                                                       750             42,855
Nordea Bank AB                                                                    6,127             97,833
Ssab Svenskt Stal AB                                                              5,959            183,901
Svenska Handelsbanken AB                                                          2,439             72,476
Volvo AB                                                                            800             67,365
                                                                                                ----------
                                                                                                   464,430
                                                                                                ----------
SWITZERLAND - 0.6%
Holcim, Ltd.                                                                        534             53,479
Nestle S.A.                                                                         379            147,598
Novartis AG                                                                       3,175            182,108
Panalpina Welttransport Holding AG                                                  309             51,695
Swiss Life Holding                                                                  256             64,253
UBS AG                                                                            1,971            117,105
                                                                                                ----------
                                                                                                   616,238
                                                                                                ----------
TAIWAN, PROVINCE OF CHINA - 0.0%
Acer, Inc.                                                                        3,060              5,871
                                                                                                ----------
UNITED KINGDOM - 1.6%
Aegis Group plc                                                                  22,467             66,431
Alliance Boots plc                                                                3,752             75,830
Arriva plc                                                                        3,345             48,943
Associated British Foods plc                                                      3,700             62,874
Aviva plc                                                                         4,896             72,166
Barclays plc                                                                     10,260            145,576
BBA Aviation plc                                                                  4,400             24,331
BP plc                                                                           10,407            113,051
Bradford & Bingley plc                                                            4,259             38,073
Close Brothers Group plc                                                          1,492             29,743
GKN plc                                                                           4,701             35,317
GlaxoSmithKline plc                                                               5,174            142,243
HBOS plc                                                                          3,219             66,325
Informa plc                                                                       3,491             41,735
Persimmon plc                                                                     1,234             34,168
QinetiQ plc                                                                       4,600             16,973
Rolls-Royce Group plc (Cl.B)                                                    215,310                434
Rolls-Royce Group plc                                                             3,637             35,393
Royal Bank of Scotland Group plc                                                  5,533            215,919
Royal Dutch Shell plc (Cl.B)                                                      4,310            143,511

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued


                                                                                SHARES            VALUE
                                                                                ------         -----------
FOREIGN STOCK (CONTINUED)
UNITED KINGDOM (CONTINUED)
Tesco plc                                                                       10,852         $    94,927
Tomkins plc                                                                      3,587              18,847
Unilever plc                                                                     1,239              37,354
United Utilities plc                                                             5,506              81,861
Vodafone Group plc                                                              12,059              32,156
WPP Group plc                                                                    2,418              36,640
                                                                                               -----------
                                                                                                 1,710,821
                                                                                               -----------
TOTAL FOREIGN STOCK (Cost $7,059,595)                                                          $10,072,366
                                                                                               -----------
PREFERRED STOCK - 0.0%
APPAREL, ACCESSORIES & LUXURY
GOODS - 0.0%
Anvil Holdings, Inc. (Cl.B) * (1)                                                  469                 879
                                                                                               -----------
TOTAL PREFERRED STOCK (Cost $6,136)                                                            $       879
                                                                                               -----------

                                                                             PRINCIPAL
                                                                               AMOUNT              VALUE
                                                                             ---------           ---------
CORPORATE BOND - 10.5%
AEROSPACE & DEFENSE - 0.1%
Bombardier, Inc.
  6.75%, 2012 (2)(3)                                                         $  50,000              49,750
United Technologies Corporation
  5.40%, 2035                                                                   20,000              18,844
                                                                                                 ---------
                                                                                                    68,594
                                                                                                 ---------
AUTOMOTIVE - 0.3%
Adesa, Inc.
  7.63%, 2012                                                                   25,000              26,500
Autonation, Inc.
  7.36%, 2013 (5)                                                               25,000              25,250
  7.00%, 2014                                                                   25,000              25,250
DaimlerChrysler North America Holding Corporation
  5.81%, 2009 (5)                                                               30,000              30,122
Erac USA Finance Company
  5.60%, 2015 (1)(2)(3)                                                         40,000              40,040
Ford Motor Credit Company
  5.80%, 2009                                                                   65,000              63,762
Hertz Corporation
  8.88%, 2014                                                                  100,000             107,750
                                                                                                 ---------
                                                                                                   318,674
                                                                                                 ---------
BANKING - 1.1%
BAC CAP TRUST VI
  5.63%, 2035                                                                   80,000              74,324
Bank of America Corporation
  4.88%, 2012                                                                   55,000              54,362
  5.75%, 2016                                                                   40,000              40,691
Bank One Corporation
  5.25%, 2013                                                                  160,000             160,108
BB&T Capital Trust II
  6.75%, 2036                                                                   60,000              64,581
BCP Crystal US Holdings Corporation
  9.63%, 2014 (3)                                                              100,000             113,592
Bear Stearns Companies, Inc.
  5.50%, 2011                                                                   35,000              35,355
  5.55%, 2017                                                                   20,000              19,616
Countrywide Financial Corporation
  6.25%, 2016                                                                   42,000              42,337
Credit Suisse USA, Inc.
  5.50%, 2011                                                                   30,000              30,448
HSBC Finance Corporation
  5.00%, 2015                                                                   50,000              48,116
Huntington National Bank
  4.38%, 2010                                                                   45,000              43,936
JPMorgan Chase Capital XXII
  6.45%, 2037                                                                   35,000              34,303
Merrill Lynch & Company, Inc.
  6.22%, 2026                                                                   30,000              30,068
Mizuho Capital Investment 1, Ltd.
  6.686%, 2049 (1)(2)(3)(5)                                                     16,000              16,280
Morgan Stanley
  6.25%, 2026                                                                   15,000              15,399
Northern Trust Company
  4.60%, 2013                                                                   25,000              24,278
Northern Trust Corporation
  5.30%, 2011                                                                   30,000              30,304
PNC Funding Corporation
  5.63%, 2017                                                                   35,000              35,251
Residential Capital LLC
  6.13%, 2008                                                                   25,000              24,987
Svensk Exportkredit AB
  5.13%, 2017                                                                   70,000              70,186
U.S. Bancorp
  4.50%, 2010                                                                   45,000              44,218
Wachovia Corporation
  5.50%, 2035                                                                   25,000              23,209
Webster Financial Corporation
  5.13%, 2014                                                                   45,000              43,459
Wells Fargo & Company
  4.88%, 2011                                                                   90,000              89,499
                                                                                                 ---------
                                                                                                 1,208,907
                                                                                                 ---------
BASIC INDUSTRY - OTHER - 0.0%
Vale Overseas, Ltd.
  6.88%, 2036                                                                   35,000              36,144
Xstrata Finance Canada, Ltd.
  5.50%, 2011 (1)(2)(3)                                                         15,000              15,085
                                                                                                 ---------
                                                                                                    51,229
                                                                                                 ---------
BROKERAGE - 0.4%
Citigroup, Inc.
  5.00%, 2014                                                                   60,000              58,576
Franklin Resources, Inc.
  3.70%, 2008                                                                   15,000              14,746
Goldman Sachs Group, Inc.
  6.35%, 2034                                                                  100,000              98,784

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued


                                                                             PRINCIPAL
                                                                               AMOUNT              VALUE
                                                                             ---------           ---------
CORPORATE BOND (CONTINUED)
BROKERAGE (CONTINUED)
Jefferies Group, Inc.
  6.25%, 2036                                                                $  35,000           $  33,775
Legg Mason, Inc.
  6.75%, 2008                                                                   20,000              20,290
Lehman Brothers Holdings, Inc.
  5.75%, 2017                                                                   50,000              50,103
Merrill Lynch & Company, Inc.
  6.05%, 2016                                                                  100,000             102,588
Willis North America, Inc.
  6.20%, 2017                                                                   25,000              25,055
                                                                                                 ---------
                                                                                                   403,917
                                                                                                 ---------
BUILDING MATERIALS - 0.2%
Celulosa Arauco y Constitucion S.A.
  5.13%, 2013                                                                   40,000              38,760
Centex Corporation
  5.45%, 2012                                                                   40,000              38,592
Collins & Aikman Floor Cover
  9.75%, 2010                                                                   25,000              25,438
CRH America, Inc.
  6.00%, 2016                                                                   30,000              30,411
Freeport-McMoRan Copper & Gold, Inc.
  8.38%, 2017                                                                  100,000             108,125
Lafarge S.A.
  6.15%, 2011                                                                   20,000              20,627
                                                                                                 ---------
                                                                                                   261,953
                                                                                                 ---------
CAPITAL GOODS - OTHER - 0.1%
Freescale Semiconductor, Inc.
  8.88%, 2014 (2)(3)                                                           100,000             100,125
                                                                                                 ---------
CHEMICALS - 0.2%
Dow Chemical Company
  6.13%, 2011                                                                   30,000              30,827
El Du Pont de Nemours & Company
  5.60%, 2036                                                                   50,000              47,636
Hercules, Inc.
  6.75%, 2029                                                                   50,000              50,000
Huntsman International LLC
  7.88%, 2014 (2)(3)                                                            25,000              25,844
Praxair, Inc.
  5.20%, 2017                                                                   35,000              34,571
                                                                                                 ---------
                                                                                                   188,878
                                                                                                 ---------
COMMUNICATIONS - OTHER - 0.2%
AT&T, Inc.
  5.63%, 2016                                                                   70,000              70,218
CanWest MediaWorks, Inc.
  8.00%, 2012                                                                   34,875              36,096
Dun & Bradstreet Corporation
  5.50%, 2011                                                                   25,000              25,202
Lamar Media Corporation
  6.63%, 2015                                                                  100,000              97,500
                                                                                                 ---------
                                                                                                   229,016
                                                                                                 ---------
CONSTRUCTION MACHINERY - 0.0%
Owens Corning, Inc.
  6.50%, 2016 (1)(2)(3)                                                         15,000              15,321
                                                                                                 ---------
CONSUMER CYCLICAL - OTHER - 0.1%
Procter & Gamble Company
  4.95%, 2014                                                                   65,000              63,897
                                                                                                 ---------
CONSUMER NONCYCLICAL - OTHER - 0.1%

Bunge NorthA. Finance L.P.
  5.90%, 2017                                                                   55,000              54,385
                                                                                                 ---------
CONSUMER PRODUCTS - 0.1%
Fortune Brands, Inc.
  5.13%, 2011                                                                   30,000              29,733
Sealy Mattress Company
  8.25%, 2014                                                                   25,000              26,313
Visant Corporation
  7.63%, 2012                                                                   25,000              25,437
                                                                                                 ---------
                                                                                                    81,483
                                                                                                 ---------
DISTRIBUTORS - 0.1%
Atmos Energy Corporation
  4.00%, 2009                                                                   45,000              43,664
Roseton
  7.27%, 2010                                                                   25,000              25,563
Southern California Gas Company
  5.75%, 2035                                                                   45,000              44,554
Williams Companies, Inc.
  7.75%, 2031                                                                   25,000              26,750
                                                                                                 ---------
                                                                                                   140,531
                                                                                                 ---------
DIVERSIFIED MANUFACTURING - 0.1%
3M Company
  5.70%, 2037                                                                   40,000              39,436
Hawk Corporation
  8.75%, 2014                                                                   25,000              25,312
                                                                                                 ---------
                                                                                                    64,748
                                                                                                 ---------
ELECTRIC - 0.8%
AES Corporation
  9.00%, 2015 (2)(3)                                                            25,000              26,719
Alabama Power Company
  5.55%, 2009 (5)                                                               20,000              20,053
AmerenUE
  5.40%, 2016                                                                   50,000              48,798
Appalachian Power Company
  6.38%, 2036                                                                   25,000              25,616
Baltimore Gas & Electric Company
  5.90%, 2016 (1)(2)(3)                                                         50,000              50,725
Black Hills Corporation
  6.50%, 2013                                                                   30,000              30,428
CE Electric UK Funding Company
  7.00%, 2007 (1)(2)(3)                                                         35,000              35,429
Centerpoint Energy, Inc.
  7.25%, 2010                                                                   25,000              26,390

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                                             PRINCIPAL
                                                                               AMOUNT              VALUE
                                                                             ---------           ---------
CORPORATE BOND (CONTINUED)
ELECTRIC (CONTINUED)
El Paso Electric Company
  6.00%, 2035                                                                $  45,000           $  43,394
Exelon Generation Company LLC
  5.35%, 2014                                                                   25,000              24,238
FirstEnergy Corporation
  6.45%, 2011                                                                   40,000              41,926
Florida Power & Light Company
  6.20%, 2036 (3)                                                               20,000              21,202
Midamerican Energy Holdings Company
  6.13%, 2036                                                                   35,000              34,924
Mirant Americas Generation LLC
  8.30%, 2011                                                                  100,000             102,500
Monongahela Power Company
  5.70%, 2017 (1)(2)(3)                                                         40,000              40,119
Pacific Gas & Electric Company
  4.80%, 2014                                                                   30,000              29,090
Progress Energy, Inc.
  5.63%, 2016                                                                   30,000              30,256
Public Service Company of New Mexico
  4.40%, 2008                                                                   40,000              39,503
Public Service Electric & Gas Company
  5.70%, 2036                                                                   50,000              48,122
Sierra Pacific Resources
  7.80%, 2012 (1)                                                               25,000              26,456
Southern California Edison Company
  4.65%, 2015                                                                   30,000              28,611
Westar Energy, Inc.
  5.10%, 2020                                                                   25,000              23,393
Western Power Distribution Holdings, Ltd.
  6.88%, 2007 (1)(2)(3)                                                         25,000              25,111
                                                                                                 ---------
                                                                                                   823,003
                                                                                                 ---------
ENERGY - OTHER - 0.0%
Dresser-Rand Group, Inc.
  7.375%, 2014 (6)                                                              22,000              22,440
                                                                                                 ---------
ENTERTAINMENT - 0.1%
AMF Bowling Worldwide, Inc.
  10.00%, 2010                                                                  25,000              26,125
Diageo Capital plc
  5.13%, 2012                                                                   50,000              49,757
International Speedway Corporation
  4.20%, 2009                                                                   20,000              19,545
K2, Inc.
  7.38%, 2014                                                                   25,000              24,812
                                                                                                 ---------
                                                                                                   120,239
                                                                                                 ---------
ENVIRONMENTAL - 0.0%
Casella Waste Systems, Inc.
  9.75%, 2013                                                                   25,000              26,500
                                                                                                 ---------
FINANCIAL - OTHER - 0.2%
AvalonBay Communities, Inc.
  6.13%, 2012                                                                   30,000              31,168
Boeing Capital Corporation, Ltd.
  6.10%, 2011                                                                   50,000              51,894
EnCana Holdings Finance Corporation
  5.80%, 2014                                                                   45,000              45,886
Kinder Morgan Finance Company ULC
  5.70%, 2016                                                                   45,000              42,192
Orion Power Holdings, Inc.
  12.00%, 2010                                                                  25,000              28,875
Sovereign Capital Trust VI
  7.91%, 2036                                                                   35,000              38,952
                                                                                                 ---------
                                                                                                   238,967
                                                                                                 ---------
FINANCIAL COMPANIES - NONCAPTIVE
CONSUMER - 0.1%
American Express Company
  5.25%, 2011                                                                   40,000              40,258
American General Finance Corporation
  5.40%, 2015                                                                   50,000              49,744
SLM Corporation
  3.67%, 2009 (5)                                                               35,000              33,741
                                                                                                 ---------
                                                                                                   123,743
                                                                                                 ---------
FINANCIAL COMPANIES - NONCAPTIVE
DIVERSIFIED - 0.4%
CIT Group, Inc.
  6.00%, 2036                                                                   30,000              29,079
FIA Card Services North America
  4.63%, 2009                                                                   45,000              44,561
General Electric Capital Corporation
  5.88%, 2012                                                                   70,000              72,271
  6.00%, 2012                                                                  140,000             145,465
  5.38%, 2016                                                                   60,000              59,926
International Lease Finance Corporation
  5.45%, 2011                                                                   50,000              50,630
John Deere Capital Corporation
  7.00%, 2012                                                                   45,000              48,639
                                                                                                 ---------
                                                                                                   450,571
                                                                                                 ---------
FOOD & BEVERAGE - 0.1%
B&G Foods, Inc.
  8.00%, 2011                                                                   25,000              25,313
McCormick & Company, Inc.
  5.20%, 2015                                                                   40,000              39,168
Pantry, Inc.
  7.75%, 2014                                                                   25,000              25,250
SABMiller plc
  6.20%, 2011 (1)(2)(3)                                                         50,000              51,627
WM Wrigley Jr Company
  4.65%, 2015                                                                   15,000              14,342
                                                                                                 ---------
                                                                                                   155,700
                                                                                                 ---------
GAMING - 0.0%
Harrah's Operating Company, Inc.
  5.50%, 2010                                                                   45,000              44,302
                                                                                                 ---------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                                             PRINCIPAL
                                                                               AMOUNT              VALUE
                                                                             ---------           ---------
CORPORATE BOND (CONTINUED)
HEALTH CARE - 0.4%
Amgen, Inc.
  4.00%, 2009                                                                $  25,000           $  24,378
Cardinal Health, Inc.
  5.63%, 2009 (1)(2)(3)(5)                                                      30,000              29,999
Concentra Operating Corporation
  9.13%, 2012                                                                   25,000              26,687
Eli Lilly & Company
  5.55%, 2037                                                                   35,000              33,430
Genentech, Inc.
  4.75%, 2015                                                                   35,000              33,652
Genesis HealthCare Corporation
  8.00%, 2013                                                                   25,000              26,563
Highmark, Inc.
  6.80%, 2013 (1)(2)(3)                                                         30,000              31,657
Kroger Company
  8.05%, 2010                                                                   45,000              48,213
Medtronic, Inc.
  4.75%, 2015                                                                   55,000              52,707
Vanguard Health Holding Company II LLC
  9.00%, 2014                                                                   25,000              25,313
WellPoint, Inc.
  5.00%, 2011                                                                   30,000              29,849
Wyeth
  5.95%, 2037                                                                   35,000              34,470
                                                                                                 ---------
                                                                                                   396,918
                                                                                                 ---------
HOME CONSTRUCTION - 0.2%
DR Horton, Inc.
  6.50%, 2016                                                                   35,000              34,230
Lennar Corporation
  5.60%, 2015                                                                   30,000              28,218
MDC Holdings, Inc.
  5.50%, 2013                                                                   55,000              51,893
NVR, Inc.
  5.00%, 2010                                                                   20,000              19,766
Pulte Homes, Inc.
  5.20%, 2015                                                                   50,000              46,197
                                                                                                 ---------
                                                                                                   180,304
                                                                                                 ---------
INDEPENDENT ENERGY - 0.1%
Devon Financing Corporation ULC
  6.88%, 2011                                                                   55,000              58,510
Forest Oil Corporation
  8.00%, 2011                                                                   25,000              26,063
NRG Energy, Inc.
  7.25%, 2014                                                                   25,000              25,625
Pacific Gas & Electric Company
  5.80%, 2037                                                                   35,000              33,743
Southern Company
  5.30%, 2012                                                                   15,000              15,100
                                                                                                 ---------
                                                                                                   159,041
                                                                                                 ---------
INSURANCE - LIFE - 0.4%
Genworth Financial, Inc.
  5.75%, 2014                                                                $  40,000              40,803
  6.15%, 2066 (5)                                                               18,000              17,730
Hartford Financial Services Group, Inc.
  5.38%, 2017                                                                   45,000              44,457
Lincoln National Corporation
  6.05%, 2067 (5)                                                               20,000              19,544
Metlife, Inc.
  6.13%, 2011                                                                   50,000              52,164
  6.40%, 2036                                                                   35,000              34,174
Nationwide Financial Services
  5.90%, 2012                                                                   50,000              51,350
NLV Financial Corporation
  7.50%, 2033 (1)(2)(3)                                                         30,000              33,157
Principal Financial Group, Inc.
  6.05%, 2036                                                                   30,000              30,331
Principal Life Global Funding I
  5.13%, 2013 (1)(2)(3)                                                         45,000              44,881
Sun Life Financial Global Funding, LP
  5.614%, 2013 (1)(2)(3)(5)                                                     45,000              45,046
Torchmark Corporation
  6.38%, 2016                                                                   30,000              31,580
                                                                                                 ---------
                                                                                                   445,217
                                                                                                 ---------
INSURANCE - PROPERTY & CASUALTY - 0.2%
Ace INA Holdings, Inc.
  5.88%, 2014                                                                   35,000              35,740
  5.70%, 2017                                                                   30,000              30,125
Fund American Companies, Inc.
  5.88%, 2013                                                                   45,000              45,013
Nationwide Mutual Insurance Company
  6.60%, 2034 (1)(2)(3)                                                         25,000              24,628
Travelers Companies, Inc.
  6.25%, 2037 (5)                                                               35,000              34,566
                                                                                                 ---------
                                                                                                   170,072
                                                                                                 ---------
INTEGRATED ENERGY - 0.1%
ConocoPhillips
  5.90%, 2032                                                                   40,000              40,422
Hess Corporation
  7.88%, 2029                                                                   20,000              23,070
Petro-Canada
  5.95%, 2035                                                                   40,000              38,158
                                                                                                 ---------
                                                                                                   101,650
                                                                                                 ---------
MEDIA - CABLE - 0.5%
Charter Communications Operating LLC
  8.00%, 2012 (2)(3)                                                            25,000              26,031
Comcast Cable Communications Holdings, Inc.
  8.38%, 2013                                                                   45,000              51,461
Comcast Corporation
  4.95%, 2016                                                                   30,000              28,507
  5.88%, 2018                                                                   45,000              45,122

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued


                                                                             PRINCIPAL
                                                                               AMOUNT              VALUE
                                                                             ---------           ---------
CORPORATE BOND (CONTINUED)
MEDIA - CABLE (CONTINUED)
COX Communications, Inc.
  7.13%, 2012                                                                $  50,000           $  53,904
CSC Holdings, Inc.
  7.25%, 2008                                                                  100,000             101,375
News America, Inc.
  6.15%, 2037 (1)(2)                                                            60,000              57,160
Rogers Cable, Inc.
  5.50%, 2014                                                                   40,000              38,950
Time Warner Entertainment Company, LP
  7.25%, 2008                                                                   40,000              40,873
  8.38%, 2023                                                                   40,000              47,283
Time Warner, Inc.
  5.50%, 2011                                                                   30,000              30,242
Viacom, Inc.
  6.25%, 2016                                                                   50,000              50,687
                                                                                                 ---------
                                                                                                   571,595
                                                                                                 ---------
MEDIA - NON CABLE - 0.2%
Advanstar Communications, Inc.
  10.75%, 2010                                                                  25,000              27,062
Affinity Group, Inc.
  9.00%, 2012                                                                   25,000              25,688
Dex Media East LLC
  9.88%, 2009                                                                   25,000              26,125
  12.13%, 2012                                                                  32,000              35,000
Idearc, Inc.
  8.00%, 2016 (2)(3)                                                           100,000             102,875
News America, Inc.
  6.40%, 2035                                                                   45,000              44,760
                                                                                                 ---------
                                                                                                   261,510
                                                                                                 ---------
METALS & MINING - 0.2%
Alcan, Inc.
  5.00%, 2015                                                                   55,000              52,754
Alcoa, Inc.
  6.00%, 2012                                                                   30,000              30,848
BHP Billiton Finance, Ltd.
  5.40%, 2017                                                                   40,000              39,696
Newmont Mining Corporation
  5.88%, 2035                                                                   20,000              18,445
Russel Metals, Inc.
  6.38%, 2014                                                                   25,000              23,938
Sunoco, Inc.
  5.75%, 2017                                                                   34,000              33,569
                                                                                                 ---------
                                                                                                   199,250
                                                                                                 ---------
NATURAL GAS PIPELINES - 0.0%
Boardwalk Pipelines LLC
  5.50%, 2017                                                                   10,000               9,791
Williams Companies, Inc.
  8.75%, 2032 (6)                                                               25,000              28,813
                                                                                                 ---------
                                                                                                    38,604
                                                                                                 ---------
NONCAPTIVE - CONSUMER - 0.1%
Capital One Capital IV
  6.75%, 2037                                                                   70,000              67,065
                                                                                                 ---------
Oil Field Services - 0.5%
Apache Corporation
  6.00%, 2037                                                                   14,000              13,941
Baker Hughes, Inc.
  6.88%, 2029                                                                   55,000              61,376
Chesapeake Energy Corporation
  6.50%, 2017                                                                  100,000              98,750
Denbury Resources, Inc.
  7.50%, 2015                                                                   50,000              50,500
Diamond Offshore Drilling, Inc.
  5.15%, 2014                                                                   25,000              24,337
El Paso Natural Gas Company
  5.95%, 2017 (1)(2)                                                            13,000              13,048
Enbridge, Inc.
  5.60%, 2017                                                                   35,000              34,868
Halliburton Company
  5.50%, 2010                                                                   60,000              60,648
Pemex Project Funding Master Trust
  6.655%, 2010 (1)(2)(3)(5)                                                     45,000              46,147
  5.75%, 2015                                                                   45,000              45,090
Southern Natural Gas Company
  5.90%, 2017 (1)(2)                                                            13,000              13,000
XTO Energy, Inc.
  5.65%, 2016                                                                   25,000              24,913
                                                                                                 ---------
                                                                                                   486,618
                                                                                                 ---------
PACKAGING - 0.1%
BWAY Corporation
  10.00%, 2010 (6)                                                              25,000              26,219
Graphic Packaging International Corporation
  8.50%, 2011                                                                   25,000              26,000
Owens Brockway Glass Container, Inc.
  8.88%, 2009                                                                   25,000              25,500
  8.75%, 2012                                                                   25,000              26,312
Owens-Illinois, Inc.
  7.35%, 2008                                                                   25,000              25,125
                                                                                                 ---------
                                                                                                   129,156
                                                                                                 ---------
PAPER - 0.2%
Boise Cascade LLC
  7.13%, 2014                                                                   25,000              24,750
Georgia-Pacific Corporation
  7.13%, 2017 (2)(3)                                                           100,000             100,250
Sealed Air Corporation
  5.38%, 2008 (1)(2)(3)                                                         40,000              39,808
                                                                                                 ---------
                                                                                                   164,808
                                                                                                 ---------
PHARMACEUTICALS - 0.2%
HCA, Inc.
  8.75%, 2010                                                                  125,000             131,094

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                                             PRINCIPAL
                                                                               AMOUNT              VALUE
                                                                             ---------           ---------
CORPORATE BOND (CONTINUED)
PHARMACEUTICALS (CONTINUED)
Teva Pharmaceutical Finance LLC
  5.55%, 2016                                                                $  20,000           $  19,630
VWR International, Inc.
  8.00%, 2014                                                                   25,000              26,062
                                                                                                 ---------
                                                                                                   176,786
                                                                                                 ---------
PIPELINES - 0.0%
Panhandle Eastern Pipe Line
  4.80%, 2008                                                                   20,000              19,851
                                                                                                 ---------
RAILROADS - 0.1%
CSX Corporation
  6.00%, 2036                                                                   25,000              23,840
Norfolk Southern Corporation
  6.00%, 2008                                                                   50,000              50,316
                                                                                                 ---------
                                                                                                    74,156
                                                                                                 ---------
REFINING - 0.1%
Denbury Resources, Inc.
  7.50%, 2013                                                                   25,000              25,250
Diamond Offshore Drilling, Inc.
  4.88%, 2015                                                                   30,000              28,426
Valero Energy Corporation
  3.50%, 2009                                                                   35,000              33,945
                                                                                                 ---------
                                                                                                    87,621
                                                                                                 ---------
REITS - 0.1%
Hospitality Properties Trust
  5.63%, 2017 (2)                                                               25,000              24,621
Simon Property Group, LP
  5.75%, 2015                                                                   50,000              50,676
                                                                                                 ---------
                                                                                                    75,297
                                                                                                 ---------
REIT'S - 0.1%
Archstone-Smith Operating Trust
  5.25%, 2015                                                                   40,000              39,490
Federal Realty Invs Trust
  6.00%, 2012                                                                   15,000              15,406
Reckson Operating Partnership, LP
  6.00%, 2016                                                                   30,000              29,489
                                                                                                 ---------
                                                                                                    84,385
                                                                                                 ---------
RESTAURANTS - 0.0%
Federated Retail Holdings, Inc.
  5.35%, 2012                                                                   15,000              14,961
McDonald's Corporation
  5.30%, 2017                                                                   35,000              34,520
                                                                                                 ---------
                                                                                                    49,481
                                                                                                 ---------
RETAILERS - 0.3%
AmeriGas Partners, LP
  7.13%, 2016                                                                  100,000             100,250
Costco Wholesale Corporation
  5.30%, 2012                                                                   30,000              30,217
Home Depot, Inc.
  5.40%, 2016                                                                  100,000              97,649
JC Penney Corporation, Inc.
  9.00%, 2012                                                                   30,000              34,547
Wal-Mart Stores, Inc.
  5.25%, 2035                                                                   45,000              40,876
                                                                                                 ---------
                                                                                                   303,539
                                                                                                 ---------
SOVEREIGNS - 0.2%
Federal Home Loan Mortgage Corporation
  5.13%, 2009                                                                   75,000              75,322
Italy Government International Bond
  5.25%, 2016                                                                   85,000              86,073
                                                                                                 ---------
                                                                                                   161,395
                                                                                                 ---------
TECHNOLOGY - 0.3%
Cisco Systems, Inc.
  5.25%, 2011                                                                   45,000              45,220
Oracle Corporation and Ozark Holding, Inc.
  5.00%, 2011 (3)                                                               50,000              49,816
STATS ChipPAC, Ltd.
  6.75%, 2011                                                                   25,000              25,812
Sungard Data Systems, Inc.
  9.13%, 2013                                                                  100,000             107,250
Xerox Corporation
  6.75%, 2017                                                                  100,000             104,642
                                                                                                 ---------
                                                                                                   332,740
                                                                                                 ---------
TELECOMMUNICATIONS - WIRELESS - 0.4%
America Movil S.A. de CV
  6.38%, 2035                                                                   45,000              44,328
New Cingular Wireless Services, Inc.
  7.88%, 2011                                                                   30,000              32,827
Rogers Wireless, Inc.
  9.63%, 2011                                                                  100,000             114,000
Sprint Capital Corporation
  6.90%, 2019                                                                   35,000              36,245
  6.88%, 2028                                                                    7,000               6,971
TELUS Corporation
  8.00%, 2011                                                                   55,000              60,237
Verizon Communications, Inc.
  5.55%, 2016                                                                   75,000              75,046
Verizon Global Funding Corporation
  7.75%, 2030                                                                   40,000              46,364
Vodafone Group plc
  5.63%, 2017                                                                   35,000              34,697
                                                                                                 ---------
                                                                                                   450,715
                                                                                                 ---------
TELECOMMUNICATIONS - WIRELINES - 0.5%
AT&T, Inc.
  5.30%, 2010                                                                   30,000              30,136
  6.45%, 2034                                                                   60,000              61,070
CenturyTel, Inc.
  6.00%, 2017                                                                   13,000              12,875
Qwest Corporation
  7.50%, 2014                                                                  100,000             105,500

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                                     PRINCIPAL
                                                                       AMOUNT                    VALUE
                                                                     ---------                ------------
CORPORATE BOND (CONTINUED)
TELECOMMUNICATIONS - WIRELINES
(CONTINUED)
Telecom Italia Capital S.A.
  5.25%, 2013                                                        $  95,000                $     92,107
Telefonica Emisiones SAU
  6.42%, 2016                                                           75,000                      78,279
Telefonos de Mexico S.A. de CV
  5.50%, 2015                                                           30,000                      29,475
Windstream Corporation
  8.63%, 2016                                                          100,000                     109,375
                                                                                              ------------
                                                                                                   518,817
                                                                                              ------------
TEXTILE - 0.1%
Invista
  9.25%, 2012 (2)(3)                                                   100,000                     106,500
                                                                                              ------------
TRANSPORTATION SERVICES - 0.0%
GATX Financial Corporation
  5.50%, 2012                                                           30,000                      30,057
                                                                                              ------------
UTILITY - OTHER - 0.1%
NRG Energy, Inc.
  7.38%, 2016                                                           75,000                      77,063
                                                                                              ------------
TOTAL CORPORATE BOND (Cost $11,112,176)                                                       $ 11,177,334
                                                                                              ------------
FOREIGN BOND - 0.0%
UNITED KINGDOM - 0.0%
HBOS plc
  6.00%, 2033 (1)(2)(3)                                                 40,000                      40,418
                                                                                              ------------
TOTAL FOREIGN BOND (Cost $39,544)                                                             $     40,418
                                                                                              ------------
FOREIGN GOVERNMENT BOND - 0.1%
MEXICO - 0.0%
Mexico Government International Bond
  6.38%, 2013                                                           45,000                      47,453
                                                                                              ------------
SOUTH AFRICA - 0.1%
South Africa Government International Bond
  6.50%, 2014                                                           65,000                      69,225
                                                                                              ------------
TOTAL FOREIGN GOVERNMENT BOND                                                                 $    116,678
(Cost $112,403)
                                                                                              ------------
MUNICIPAL BOND - 0.1%
KANSAS - 0.0%
Kansas Development Finance Authority
Revenue Bonds
  5.50%, 2034                                                           30,000                      30,046
                                                                                              ------------
New York - 0.1%
New York City Housing Development
Corporation Revenue Bonds
  6.42%, 2027                                                           30,000                      30,867
                                                                                              ------------
OREGON - 0.0%
State of Oregon General Obligation
Unlimited
  5.89%, 2027                                                        $  15,000                $     15,700
                                                                                              ------------
TOTAL MUNICIPAL BOND (Cost $75,000)                                                           $     76,613
                                                                                              ------------
COMMERCIAL MORTGAGE BACKED SECURITIES - 1.3%
OTHER NON-AGENCY - 1.3%
Banc of America Commercial Mortgage, Inc.
  2003-1, 4.65% - 2036                                                  75,000                      73,018
Bear Stearns Commercial Mortgage Securities
  2005-PW10, 5.09% - 2040                                              128,061                     127,921
  2005-PWR8, 4.67% - 2041                                               60,000                      57,507
  2006-PW13, 5.54% - 2041                                              150,000                     151,768
Citigroup
  2005-CD1, 5.40% - 2044 (5)                                            60,000                      59,551
Commercial Mortgage Pass Through Certificates
  2005-LP5, 4.24% - 2043                                                 8,092                       8,064
DLJ Commercial Mortgage Corporation
  1999-CG2, 7.30% - 2032                                                75,000                      77,800
GMAC Commercial Mortgage Securities, Inc.
  2001-C2, 6.70% - 2034                                                125,000                     131,907
Greenwich Capital Commercial Funding Corporation
  2004-GG1, 3.84% - 2036                                                11,501                      11,437
JP Morgan Chase Commercial Mortgage
Securities Corporation
  2001-CIBC, 6.26% - 2033                                              104,020                     107,366
  2001-CIB2, 6.24% - 2035                                               45,768                      46,405
  2004-LDP4, 4.824% - 2042 (5)                                          75,000                      73,450
LB-UBS Commercial Mortgage Trust
  2004-C4, 4.567% - 2029 (5)                                            75,000                      74,254
  2006-C1, 5.16% - 2031                                                150,000                     148,000
Morgan Stanley Dean Witter Capital I
  2002-TOP7, 5.98% - 2039                                              200,000                     206,903
                                                                                              ------------
                                                                                                 1,355,351
                                                                                              ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES
(Cost $1,387,446)                                                                             $  1,355,351
                                                                                              ------------
MORTGAGE BACKED SECURITIES - 8.2%
FEDERAL HOME LOAN MORTGAGE
CORPORATION  - 0.7%
PASS-THRU'S - 0.7%
Federal Home Loan Mortgage Corporation
  #G12463, 5.50% - 2021                                                 78,955                      79,295
  #J03615, 6.00% - 2021                                                121,188                     123,205
  #J03640, 6.00% - 2021                                                 78,162                      79,463
  #J03672, 6.00% - 2021                                                 35,575                      36,167
  #1H2581, 5.142% - 2036 (5)                                            89,099                      89,116

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                                     PRINCIPAL
                                                                       AMOUNT                    VALUE
                                                                     ---------                ------------
MORTGAGE BACKED SECURITIES (CONTINUED)
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal Home Loan Mortgage Corporation
(continued)
  #1G1353, 5.99% - 2036 (5)                                          $ 147,986                $    149,275
Federal National Mortgage Association
  #745777, 5.548% - 2036 (5)                                           134,416                     135,249
  #888010, 5.987% - 2036 (5)                                            41,526                      41,793
                                                                                              ------------
                                                                                                   733,563
                                                                                              ------------
GOVERNMENT NATIONAL MORTGAGE
ASSOCIATION  - 0.1%
PASS-THRU'S - 0.1%
Government National Mortgage Association
  #605561, 5.50% - 2034                                                 58,398                      58,138
                                                                                              ------------
OTHER NON-AGENCY - 0.1%
CMO'S - 0.1%
Banc of America Mortgage Securities, Inc.
  2004-A, 4.107% - 2034 (5)                                             54,491                      53,988
  2004-D, 4.198% - 2034 (5)                                              4,444                       4,411
  2003-L, 4.258% - 2034 (5)                                                131                         130
  2004-H, 4.749% - 2034 (5)                                             25,723                      25,674
  2004-I, 4.892% - 2034 (5)                                             25,848                      25,578
  2005-J, 5.269% - 2035 (5)                                             47,807                      47,462
Washington Mutual, Inc.
  2004-AR1, 4.229% - 2034 (5)                                              477                         472
                                                                                              ------------
                                                                                                   157,715
                                                                                              ------------
U.S. GOVERNMENT SPONSORED
AGENCIES - 6.6%
CMO'S - 0.4%
Federal Home Loan Mortgage Corporation
  FHR 2631 IG, 4.50% - 2011 (1)(7)                                      62,809                         548
  FHR 2614 IH, 4.50% - 2016 (1)(7)                                     102,000                      10,013
  FHR 2681 PC, 5.00% - 2019                                            100,000                      99,585
Federal National Mortgage Association
  FNR 2003-92 NM, 3.50% - 2013                                          49,337                      48,594
  FNR 2002-74 PJ, 5.00% - 2015                                         138,049                     137,299
  FNR 2003-40 NI, 5.50% - 2028(1)(7)                                    12,282                         824
  FNR 2006-35 GK, 6.00% - 2032                                         119,175                     120,682
  FNS 319 2, 6.50% - 2032 (1)(7)                                        14,085                       3,290
                                                                                              ------------
                                                                                                   420,835
                                                                                              ------------
PASS-THRU'S - 6.2%
Federal Home Loan Mortgage Corporation
  #M80714, 5.00% - 2008                                                 23,501                      23,360
  #E81544, 6.00% - 2009                                                100,966                     100,878
  #B10343, 5.00% - 2018                                                  7,422                       7,338
  #E99933, 5.00% - 2018                                                  4,553                       4,502
  #E99966, 5.00% - 2018                                                 26,492                      26,193
  #E01341, 5.50% - 2018                                                  8,304                       8,342
  #G11759, 5.50% - 2018                                                217,434                     218,423
  #B19214, 5.50% - 2020                                                 30,049                      30,123
  #J02272, 5.50% - 2020                                                 80,212                      80,409
  #J02554, 5.50% - 2020                                                 87,537                      87,752
  #J03203, 6.00% - 2021                                                 90,922                      92,435
  #J03254, 6.00% - 2021                                                 27,462                      27,919
  #1B0527, 4.486% - 2032 (5)                                            10,495                      10,534
  #C72128, 6.00% - 2032                                                 67,676                      68,572
  #C68205, 7.00% - 2032                                                  6,730                       6,984
  #A12118, 5.00% - 2033                                                 56,259                      54,514
  #A15852, 5.00% - 2033                                                 19,847                      19,231
  #A15907, 5.00% - 2033                                                 27,231                      26,387
  #D86309, 5.00% - 2033                                                 31,562                      30,583
  #G01628, 6.00% - 2033                                                133,556                     135,239
  #A21263, 4.50% - 2034                                                142,373                     134,019
  #A46897, 4.50% - 2035                                                 98,311                      92,455
  #G01805, 4.50% - 2035                                                316,239                     298,680
  #1G1762, 5.06% - 2035 (5)                                             41,795                      41,596
  #1G0661, 5.405% - 2036 (5)                                            21,396                      21,453
Federal National Mortgage Association
  #254140, 5.50% - 2017                                                  5,802                       5,835
  #254234, 5.50% - 2017                                                  5,776                       5,810
  #625931, 5.50% - 2017                                                  5,197                       5,227
  #357280, 6.50% - 2017                                                 25,569                      26,193
  #254720, 4.50% - 2018                                                115,103                     111,738
  #555345, 5.50% - 2018                                                  5,677                       5,710
  #555446, 5.50% - 2018                                                  8,777                       8,820
  #555526, 5.50% - 2018                                                135,545                     136,212
  #555693, 5.50% - 2018                                                 79,522                      79,913
  #685202, 5.50% - 2018                                                 71,111                      71,436
  #725098, 5.50% - 2018                                                 17,231                      17,310
  #357475, 4.50% - 2019                                                118,428                     114,966
  #725528, 5.50% - 2019                                                 13,297                      13,357
  #789885, 5.50% - 2019                                                 15,900                      15,973
  #745392, 4.50% - 2020                                                148,136                     143,607
  #829028, 4.50% - 2020                                                191,811                     185,709
  #896595, 6.00% - 2021                                                115,099                     117,020
  #254514, 5.50% - 2032                                                  3,267                       3,241
  #254550, 6.50% - 2032                                                 20,740                      21,324
  #545759, 6.50% - 2032                                                125,207                     127,725
  #650075, 6.50% - 2032                                                 18,719                      19,246
  #254767, 5.50% - 2033                                                160,967                     159,648
  #254983, 5.50% - 2033                                                 76,125                      75,502
  #744692, 5.50% - 2033                                                 40,915                      40,579

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                                             PRINCIPAL
                                                                               AMOUNT             VALUE
                                                                             ---------         -----------
MORTGAGE BACKED SECURITIES (CONTINUED)
U.S. GOVERNMENT SPONSORED AGENCIES (CONTINUED)
PASS-THRU'S (CONTINUED)
Federal National Mortgage Association
(Continued)
  #744750, 5.50% - 2033                                                      $  17,011         $    16,871
  #747387, 5.50% - 2033                                                         25,081              24,876
  #747549, 5.50% - 2033                                                          8,323               8,255
  #750362, 5.50% - 2033                                                         32,908              32,639
  #756190, 5.50% - 2033                                                         39,742              39,416
  TBA, 5.50% - 2033                                                            100,000              98,938
  #555417, 6.00% - 2033                                                         88,469              89,668
  #763700, 5.00% - 2034                                                         75,573              73,146
  #255028, 5.50% - 2034                                                         18,558              18,363
  #725424, 5.50% - 2034                                                        360,128             357,177
  #725773, 5.50% - 2034                                                        276,239             273,335
  #762076, 5.50% - 2034                                                         46,677              46,295
  #789293, 5.50% - 2034                                                        154,827             153,560
  #796104, 5.50% - 2034                                                         40,566              40,210
  #804395, 5.50% - 2034                                                        104,222             103,308
  #255459, 6.00% - 2034                                                         44,276              44,723
  #725162, 6.00% - 2034                                                         81,917              82,896
  #725690, 6.00% - 2034                                                         45,366              45,823
  #725704, 6.00% - 2034                                                        375,929             380,418
  #790044, 6.00% - 2034                                                         46,617              47,087
  #790217, 6.00% - 2034                                                         18,950              19,141
  #790237, 6.00% - 2034                                                         44,215              44,660
  #790629, 6.00% - 2034                                                         41,269              41,685
  #790788, 6.00% - 2034                                                         49,733              50,234
  #791574, 6.00% - 2034                                                         45,929              46,392
  #745216, 4.792% - 2035 (5)                                                    73,608              73,417
  #821765, 4.80% - 2035 (5)                                                     37,413              37,464
  #835753, 5.00% - 2035                                                        167,193             161,697
  #850863, 5.319% - 2035 (5)                                                    36,202              36,216
  #846551, 5.354% - 2035 (5)                                                    42,796              42,869
  #848476, 5.524% - 2035 (5)                                                    65,521              65,840
  #848522, 5.677% - 2035 (5)                                                    19,255              19,388
  #906582, 5.50% - 2036                                                         24,969              24,709
  #745167, 5.65% - 2036 (5)                                                     41,278              41,564
  #893353, 6.00% - 2036                                                         63,134              63,603
  #905196, 6.046% - 2036 (5)                                                    58,758              59,578
  #745554, 6.50% - 2036                                                        483,070             493,092
  #896329, 6.50% - 2036                                                         46,928              47,873
  #905995, 5.00% - 2037                                                         49,937              48,246
  #906572, 5.046% - 2037 (5)                                                    39,992              39,810
  #1B3203, 6.081% - 2037 (5)                                                    42,430              43,101
                                                                                               -----------
                                                                                                 6,637,605
                                                                                               -----------
                                                                                                 7,058,440
                                                                                               -----------
U.S. GOVERNMENT SPONSORED
SECURITIES - 0.7%
PASS-THRU'S - 0.7%
Government National Mortgage
Association
  #780766, 7.00% - 2013                                                          4,197               4,235
  #781312, 7.00% - 2013                                                         23,960              24,763
  #67365, 11.50% - 2013                                                          1,520               1,684
  G2 2102, 8.00% - 2025                                                          1,086               1,148
  #427029, 8.50% - 2026                                                          7,921               8,510
  G2 3295, 5.50% - 2032                                                         13,452              13,378
  #604639, 5.00% - 2033                                                         72,560              70,721
  #612919, 5.00% - 2033                                                        197,723             192,711
  #615278, 5.00% - 2033                                                         90,460              88,168
  G2 3442, 5.00% - 2033                                                        176,307             171,183
  G2 3458, 5.00% - 2033                                                         49,474              48,035
  G2 3490, 6.50% - 2033                                                         11,120              11,406
  G2 3513, 5.00% - 2034                                                         62,416              60,565
  G2 3529, 5.00% - 2034                                                         15,482              15,023
  G2 3530, 5.50% - 2034                                                         27,272              27,108
  G2 3517, 6.00% - 2034                                                         37,767              38,250
  G2 3612, 6.50% - 2034                                                         19,887              20,388
                                                                                               -----------
                                                                                                   797,276
                                                                                               -----------
TOTAL MORTGAGE BACKED SECURITIES                                                               $ 8,805,132
(Cost $8,882,214)
                                                                                               -----------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 2.3%
Federal Home Loan Bank
  5.60% - 2011                                                                  10,000              10,286
  6.00% - 2011                                                                 200,000             208,694
  5.13% - 2013                                                                 165,000             166,996
  5.25% - 2014                                                                 135,000             137,612

Federal Home Loan Mortgage Corporation
  4.13% - 2010                                                                 145,000             141,781
Federal National Mortgage Association
  3.25% - 2008                                                                 690,000             674,682
  3.38% - 2008                                                                 185,000             180,431
  6.63% - 2010                                                                 140,000             148,302
  6.00% - 2011                                                                 362,000             377,456
  4.38% - 2012                                                                 105,000             102,614
  4.38% - 2015                                                                 150,000             144,493
  4.88% - 2016                                                                 165,000             163,186
                                                                                               -----------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES                                           $ 2,456,533
(Cost $2,474,837)
                                                                                               -----------
U.S. GOVERNMENT SECURITIES - 11.6%
U.S. Treasury Bonds
  3.50%, 2010                                                                  710,000             690,225
  4.25%, 2013                                                                1,705,000           1,672,965
  4.25%, 2014                                                                  805,000             785,881
  7.50%, 2016                                                                  150,000             182,291

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS               SERIES N (MANAGED ASSET ALLOCATION SERIES)
March 31, 2007 (Unaudited) - continued

                                                                            PRINCIPAL
                                                                              AMOUNT            VALUE
                                                                           -----------       -------------
U.S. GOVERNMENT SECURITIES (CONTINUED)
U.S. Treasury Bonds (Continued)
  5.50%, 2028                                                              $   355,000       $     381,819
  5.38%, 2031                                                                   60,000              63,966
U.S. Treasury Inflation Indexed Bonds
  4.25%, 2010                                                                  738,334             785,143
  2.00%, 2014                                                                  316,007             312,945
  2.50%, 2016                                                                  294,953             302,661
  2.00%, 2026                                                                  178,315             169,468
U.S. Treasury Notes
  3.63%, 2007                                                                  175,000             174,378
  4.25%, 2007                                                                   50,000              49,758
  3.38%, 2008                                                                  615,000             602,268
  4.38%, 2008                                                                  520,000             517,278
  4.00%, 2009                                                                  315,000             311,161
  3.88%, 2010                                                                  195,000             190,970
  5.75%, 2010                                                                  795,000             824,968
  5.00%, 2011                                                                1,225,000           1,248,734
  4.00%, 2012                                                                  465,000             452,794
  4.88%, 2012                                                                1,850,000           1,878,834
  4.75%, 2014                                                                   55,000              55,496
  5.13%, 2016                                                                  725,000             749,610
                                                                                             -------------
TOTAL U.S. GOVERNMENT SECURITIES                                                             $  12,403,613
(Cost $12,348,489)
                                                                                             -------------
ASSET BACKED SECURITIES - 1.3%
AUTO - 0.5%
AmeriCredit Automobile Receivables Trust
  2006-RM, 5.53%, 2014                                                         150,000             152,022
Capital Auto Receivables Asset Trust
  2006-1, 5.26%, 2010                                                           60,000              60,093
  2006-SN1A B, 5.32%, 2010 (1)(2)(3)                                           175,000             175,537
  2006-SN1A A4A, 5.50%, 2010 (1)(2)(3)                                          25,000              25,122
Hyundai Auto Receivables Trust
  2006-A, 5.26%, 2012                                                           70,000              70,270
Triad Auto Receivables Owner Trust
  2006-B, 5.52%, 2012                                                          100,000             101,152
                                                                                             -------------
                                                                                                   584,196
                                                                                             -------------
CREDIT CARDS - 0.3%
BA Credit Card Trust
  5.609%, 2014 (5)                                                             175,000             174,617
Capital One Multi-Asset Execution Trust
  2005-A7, 4.70%, 2015                                                          70,000              69,079
GE Capital Credit Card Master Note Trust
  2006-1, 5.08%, 2012                                                           50,000              50,210
                                                                                             -------------
                                                                                                   293,906
                                                                                             -------------
HOME EQUITY LOANS - 0.0%
BankBoston Home Equity Loan Trust
  1998-1, 6.35%, 2013                                                           13,490              13,527
Chase Funding Mortgage Loan
Asset-Backed Certificates
  2002-2, 5.60%, 2031                                                            8,776               8,725
                                                                                             -------------
                                                                                                    22,252
                                                                                             -------------
OTHER - 0.5%
CenterPoint Energy Transition Bond Company LLC
  2001-1, 5.63%, 2015                                                           75,000              76,891
CNH Equipment Trust
  5.08%, 2014                                                                   50,000              49,826
GE Equipment Small Ticket LLC
  2005-1A, 4.51%, 2014 (1)(2)(3)                                               100,000              99,017
Marriott Vacation Club Owner Trust
  2006-2A, 5.36%, 2028 (1)(2)(3)                                                37,265              37,232
  2006-1A, 5.74%, 2028 (1)(2)(3)                                               110,997             112,720
Peco Energy Transition Trust
  2001-A, 6.52%, 2010 (3)                                                      100,000             104,482
                                                                                             -------------
                                                                                                   480,168
                                                                                             -------------
TOTAL ASSET BACKED SECURITIES (Cost $1,378,478)                                              $   1,380,522
                                                                                             -------------
SHORT TERM INVESTMENTS - 0.6%
State Street GA Money Market Fund                                          $   253,955       $     253,955
T. Rowe Price Reserve Investment Fund                                          332,649             332,649
                                                                                             -------------
TOTAL SHORT TERM INVESTMENTS (Cost $586,604)                                                 $     586,604
                                                                                             -------------
TOTAL INVESTMENTS (SBL N FUND)                                                               $ 106,282,462
(COST $95,694,400) 99.6%
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%                                                       458,244
                                                                                             -------------
TOTAL NET ASSETS - 100.0%                                                                    $ 106,740,706
                                                                                             =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $96,363,619.

*     - Non-income producing security

1     - Security is deemed illiquid. See Notes to financial statements.

2     - Security was acquired through a private placement.

3     - Security is a 144A security, which places restrictions on resale. See
        Notes to financial statements.

4     - Security is a PFIC (Passive Foreign Investment Company)

5     - Variable rate security. Rate indicated is rate effective at March 31,
        2007.

6     - Security is a step-up bond. Rate indicated is rate effective at March
        31, 2007.

7     - Security is an interest-only strip. Rate indicated is effective yield at
        March 31, 2007.

Glossary:

ADR  - American Depositary Receipt
GDR  - Global Depositary Reciept
plc  - Public Limited Company
SBI  - Shares Beneficial Interest

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
March 31, 2007 (Unaudited)

                                                    SHARES         VALUE
                                                    ------         -----
COMMON STOCK - 94.0%
AEROSPACE & DEFENSE - 1.7%
Honeywell International, Inc.                         62,000   $   2,855,720
Raytheon Company                                      42,100       2,208,566
                                                               -------------
                                                                   5,064,286
                                                               -------------

AGRICULTURAL PRODUCTS - 0.3%
Archer-Daniels-Midland Company                        22,300         818,410
                                                               -------------

AIR FREIGHT & LOGISTICS - 0.2%
United Parcel Service, Inc. (Cl.B)                    10,200         715,020
                                                               -------------

ALUMINUM - 0.6%
Alcoa, Inc.                                           56,000       1,898,400
                                                               -------------
ASSET MANAGEMENT & CUSTODY BANKS - 1.9%
Mellon Financial Corporation                          79,200       3,416,688
State Street Corporation                              37,200       2,408,700
                                                               -------------
                                                                   5,825,388
                                                               -------------

AUTOMOBILE MANUFACTURERS - 0.2%
Ford Motor Company                                    93,000         733,770
                                                               -------------

BIOTECHNOLOGY - 1.1%
Amgen, Inc. *                                         34,200       1,911,096
Medimmune, Inc. *                                     39,100       1,422,849
                                                               -------------
                                                                   3,333,945
                                                               -------------

BREWERS - 1.0%
Anheuser-Busch Companies, Inc.                        62,200       3,138,612
                                                               -------------

BROADCASTING & CABLE TV - 0.7%
CBS Corporation (Cl.B)                                70,200       2,147,418
                                                               -------------

BUILDING PRODUCTS - 0.7%
Masco Corporation                                     71,600       1,961,840
                                                               -------------

COMMUNICATIONS EQUIPMENT - 1.2%
Motorola, Inc.                                        76,300       1,348,221
Nokia Oyj ADR                                         99,400       2,278,248
                                                               -------------
                                                                   3,626,469
                                                               -------------

COMPUTER & ELECTRONICS RETAIL - 0.3%
RadioShack Corporation                                31,100         840,633
                                                               -------------

COMPUTER HARDWARE - 1.6%
Dell, Inc. *                                          97,400       2,260,654
International Business Machines
   Corporation                                        27,000       2,545,020
                                                               -------------
                                                                   4,805,674
                                                               -------------

CONSTRUCTION MATERIALS - 0.8%
Vulcan Materials Company                              21,300       2,481,024
                                                               -------------

DATA PROCESSING & OUTSOURCED
SERVICES - 0.4%
Computer Sciences Corporation *                       22,300       1,162,499
                                                               -------------

DISTRIBUTORS - 0.6%
Genuine Parts Company                                 35,600       1,744,400
                                                               -------------

DIVERSIFIED BANKS - 1.0%
U.S. Bancorp                                          55,400       1,937,338
Wells Fargo & Company                                 33,000       1,136,190
                                                               -------------
                                                                   3,073,528
                                                               -------------

DIVERSIFIED CHEMICALS - 1.0%
E.I. Du Pont de Nemours &
   Company                                            60,500       2,990,515
                                                               -------------

ELECTRIC UTILITIES - 3.5%
Duke Energy Corporation                               88,400       1,793,636
Entergy Corporation                                   30,700       3,221,044
FirstEnergy Corporation                               30,557       2,024,096
Pinnacle West Capital Corporation                     23,900       1,153,175
Progress Energy, Inc. (1)(2)                          43,000       2,168,920
                                                               -------------
                                                                  10,360,871
                                                               -------------

ELECTRICAL COMPONENTS &
EQUIPMENT - 0.5%
Cooper Industries, Ltd.                               29,976       1,348,620
                                                               -------------

ENVIRONMENTAL & FACILITIES
SERVICES - 0.6%
Waste Management, Inc.                                51,222       1,762,549
                                                               -------------

FOOD DISTRIBUTORS - 0.3%
Sysco Corporation                                     24,500         828,835
                                                               -------------

HEALTH CARE EQUIPMENT - 1.0%
Baxter International, Inc.                            35,400       1,864,518
Boston Scientific Corporation *                       68,400         994,536
                                                               -------------
                                                                   2,859,054
                                                               -------------

HOME IMPROVEMENT RETAIL - 0.9%
Home Depot, Inc.                                      72,000       2,645,280
                                                               -------------
HOMEBUILDING - 0.4%
DR Horton, Inc.                                       51,700       1,137,400
                                                               -------------

HOMEFURNISHING RETAIL - 0.6%
Bed Bath & Beyond, Inc. *                             41,000       1,646,970
                                                               -------------

HOUSEHOLD PRODUCTS - 1.8%
Colgate-Palmolive Company                             56,300       3,760,277
Kimberly-Clark Corporation                            25,500       1,746,495
                                                               -------------
                                                                   5,506,772
                                                               -------------
HOUSEWARES & SPECIALTIES - 1.6%
Fortune Brands, Inc.                                  22,800       1,797,096
Newell Rubbermaid, Inc.                               92,600       2,878,934
                                                               -------------
                                                                   4,676,030
                                                               -------------
HYPERMARKETS & SUPER CENTERS - 0.9%
Wal-Mart Stores, Inc.                                 59,100       2,774,745
                                                               -------------

INDUSTRIAL CONGLOMERATES - 5.0%
3M Company                                            53,700       4,104,291
General Electric Company                             242,500       8,574,800
Tyco International, Ltd.                              71,400       2,252,670
                                                               -------------
                                                                  14,931,761
                                                               -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
March 31, 2007 (Unaudited) - continued

                                                    SHARES         VALUE
                                                    ------         -----
COMMON STOCK (CONTINUED)
INDUSTRIAL MACHINERY - 2.2%
Eaton Corporation                                     13,200   $   1,102,992
Illinois Tool Works, Inc.                             40,800       2,105,280
Ingersoll-Rand Company, Ltd.                          34,200       1,483,254
Pall Corporation                                      46,700       1,774,600
                                                               -------------
                                                                   6,466,126
                                                               -------------

INSURANCE BROKERS - 1.4%
Marsh & McLennan Companies,
   Inc.                                              143,300       4,197,257
                                                               -------------

INTEGRATED OIL & GAS - 7.8%
BP plc ADR                                            34,384       2,226,364
Chevron Corporation                                   78,332       5,793,435
Exxon Mobil Corporation                               75,968       5,731,785
Hess Corporation                                      61,500       3,411,405
Murphy Oil Corporation                                40,900       2,184,060
Royal Dutch Shell plc ADR                             62,300       4,130,490
                                                               -------------
                                                                  23,477,539
                                                               -------------

INTEGRATED TELECOMMUNICATION
SERVICES - 4.0%
AT&T, Inc.                                           150,201       5,922,425
Qwest Communications
   International, Inc. *                             310,401       2,790,505
Verizon Communications, Inc.                          69,636       2,640,597
Windstream Corporation                                42,804         628,791
                                                               -------------
                                                                  11,982,318
                                                               -------------

INVESTMENT BANKING & BROKERAGE - 0.9%
Charles Schwab Corporation                           148,500       2,716,065
                                                               -------------

LEISURE PRODUCTS - 1.0%
Mattel, Inc.                                         105,000       2,894,850
                                                               -------------

LIFE & HEALTH INSURANCE - 1.4%
Lincoln National Corporation                          40,324       2,733,564
Unum Group                                            67,100       1,545,313
                                                               -------------
                                                                   4,278,877
                                                               -------------
MOVIES & ENTERTAINMENT - 2.8%
Time Warner, Inc.                                    187,800       3,703,416
Viacom, Inc. (Cl.B) *                                 48,000       1,973,280
Walt Disney Company                                   78,300       2,695,869
                                                               -------------
                                                                   8,372,565

MULTI-LINE INSURANCE - 1.2%
American International Group, Inc.                    52,500       3,529,050
                                                               -------------

MULTI-UTILITIES - 1.8%
NiSource, Inc.                                       118,000       2,883,920
TECO Energy, Inc.                                     30,800         530,068
Xcel Energy, Inc.                                     79,200       1,955,448
                                                               -------------
                                                                   5,369,436
                                                               -------------

OFFICE SERVICES & SUPPLIES - 0.8%
Avery Dennison Corporation                            36,600       2,351,916
                                                               -------------

OIL & GAS EQUIPMENT & SERVICES - 1.2%
BJ Services Company                                   47,000       1,311,300
Schlumberger, Ltd.                                    31,800       2,197,380
                                                               -------------
                                                                   3,508,680
                                                               -------------

OIL & GAS EXPLORATION &
PRODUCTION - 0.6%
Anadarko Petroleum Corporation                        45,000       1,934,100
                                                               -------------

OIL & GAS STORAGE &
TRANSPORTATION - 0.4%
Spectra Energy Corporation                            44,200       1,161,134
                                                               -------------

OTHER DIVERSIFIED FINANCIAL
SERVICES - 4.1%
Citigroup, Inc.                                       63,233       3,246,382
JPMorgan Chase & Company                             145,662       7,047,128
Morgan Stanley                                        24,900       1,961,124
                                                               -------------
                                                                  12,254,634
                                                               -------------
PACKAGED FOODS & MEATS - 2.4%
Campbell Soup Company                                 34,800       1,355,460
General Mills, Inc.                                   42,900       2,497,638
Hershey Company                                        9,400         513,804
Kraft Foods, Inc.                                     30,000         949,800
McCormick & Company, Inc.                             32,100       1,236,492
Sara Lee Corporation                                  41,600         703,872
                                                               -------------
                                                                   7,257,066
                                                               -------------

PAPER PRODUCTS - 2.0%
International Paper Company                          122,920       4,474,288
MeadWestvaco Corporation                              47,300       1,458,732
                                                               -------------
                                                                   5,933,020
                                                               -------------
PERSONAL PRODUCTS - 0.8%
Avon Products, Inc.                                   63,000       2,347,380
                                                               -------------

PHARMACEUTICALS - 7.3%
Abbott Laboratories                                   37,300       2,081,340
Bristol-Myers Squibb Company                          82,900       2,301,304
Eli Lilly & Company                                   72,300       3,883,233
Johnson & Johnson                                     45,700       2,753,882
Merck & Company, Inc.                                 99,700       4,403,749
Pfizer, Inc.                                         135,000       3,410,100
Wyeth                                                 60,900       3,046,827
                                                               -------------
                                                                  21,880,435
                                                               -------------
PHOTOGRAPHIC PRODUCTS - 0.6%
Eastman Kodak Company                                 81,500       1,838,640
                                                               -------------

PROPERTY & CASUALTY INSURANCE - 1.6%
Chubb Corporation                                     22,100       1,141,907
Progressive Corporation                               59,500       1,298,290
Travelers Companies, Inc.                             47,484       2,458,247
                                                               -------------
                                                                   4,898,444
                                                               -------------

PUBLISHING - 3.0%
Dow Jones & Company, Inc.                             55,600       1,916,532
Gannett Company, Inc.                                 22,100       1,244,009

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES O (EQUITY INCOME SERIES)
March 31, 2007 (Unaudited) - continued

                                                    SHARES         VALUE
                                                    ------         -----
COMMON STOCK (CONTINUED)
PUBLISHING (CONTINUED)
New York Times Company                               102,400   $   2,407,424
Tribune Company                                      111,000       3,564,210
                                                               -------------
                                                                   9,132,175
                                                               -------------

RAILROADS - 1.4%
Norfolk Southern Corporation                          21,800       1,103,080
Union Pacific Corporation                             31,400       3,188,670
                                                               -------------
                                                                   4,291,750
                                                               -------------

REGIONAL BANKS - 2.3%
Fifth Third Bancorp                                   75,400       2,917,226
National City Corporation                             44,000       1,639,000
SunTrust Banks, Inc.                                  27,400       2,275,296
                                                               -------------
                                                                   6,831,522
                                                               -------------

SEMICONDUCTOR EQUIPMENT - 0.3%
Applied Materials, Inc.                               49,900         914,168
                                                               -------------

SEMICONDUCTORS - 1.2
Analog Devices, Inc.                                  68,900       2,376,361
Intel Corporation                                     62,900       1,203,277
                                                               -------------
                                                                   3,579,638
                                                               -------------

SOFT DRINKS - 1.1%
Coca-Cola Company                                     68,300       3,278,400
                                                               -------------
SPECIALIZED CONSUMER SERVICES - 0.7%
H&R Block, Inc.                                       94,700       1,992,488
                                                               -------------

SPECIALTY CHEMICALS - 1.0%
Chemtura Corporation                                  55,100         602,243
International Flavors &
   Fragrances, Inc.                                   49,800       2,351,556
                                                               -------------
                                                                   2,953,799
                                                               -------------

SYSTEMS SOFTWARE - 1.6%
Microsoft Corporation                                173,300       4,829,871
                                                               -------------

THRIFTS & MORTGAGE FINANCE - 0.7%
Countrywide Financial Corporation                     23,800         800,632
Federal National Mortgage
   Association                                        25,700       1,402,706
                                                               -------------
                                                                   2,203,338
                                                               -------------

TOBACCO - 0.5%
UST, Inc.                                             24,500       1,420,510
                                                               -------------
WIRELESS TELECOMMUNICATION
SERVICES - 1.5%
Alltel Corporation                                    39,100       2,424,200
Sprint Nextel Corporation                            112,000       2,123,520
                                                               -------------
                                                                   4,547,720
                                                               -------------
TOTAL COMMON STOCK (Cost $ 228,156,581)                        $ 281,465,629
                                                               -------------
FOREIGN STOCK - 1.0%
JAPAN - 0.6%
Sony Corporation                                      37,600       1,911,351
                                                               -------------

NORWAY - 0.4%
Statoil ASA                                           37,500   $   1,021,050
                                                               -------------
TOTAL FOREIGN STOCK (Cost $ 2,378,356)                         $   2,932,401
                                                               -------------

                                                   Principal
                                                    Amount        Value
CONVERTIBLE BOND - 0.1%
AUTOMOTIVE - 0.1%
Ford Motor Company
   4.25%, 2036                                    $   380,000        418,950
                                                  -----------  -------------
TOTAL CONVERTIBLE BOND (Cost $ 380,000)                        $     418,950
                                                               -------------
SHORT TERM INVESTMENTS - 4.6%
State Street GA Money Market
   Fund                                           $ 6,471,581  $   6,471,580
T. Rowe Price Reserve Investment
   Fund                                             7,409,009      7,409,009
                                                  -----------  -------------
TOTAL SHORT TERM INVESTMENTS                                   $  13,880,589
(Cost $ 13,880,589)
                                                               -------------
TOTAL INVESTMENTS (SBL O FUND)                                 $ 298,697,569
(COST $244,795,526) - 99.7%
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%                         807,530
                                                               -------------
TOTAL NET ASSETS - 100.0%                                      $ 299,505,099
                                                               =============


FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $246,033,542.


*    - Non-income producing security

1    - Security is deemed illiquid. See Notes to financial statements.

Glossary:

ADR  - American Depositary Receipt

plc  - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                             SERIES P (HIGH YIELD SERIES)
March 31, 2007 (Unaudited)

                                                    SHARES         VALUE
COMMON STOCK - 0.5%
AIR FREIGHT & LOGISTICS - 0.0%
Atlas Air Worldwide Holdings,
   Inc. *                                                 47   $       2,478
                                                               -------------

AIRLINES - 0.0%
ACE Aviation Holdings, Inc. *                             32             845
                                                               -------------

BROADCASTING & CABLE TV - 0.0%
Adelphia Recovery Trust *                              5,270           1,265
Cebridge Connections * (1)                               558               -
Time Warner Cable, Inc. *                                276          10,342
                                                               -------------
                                                                      11,607
                                                               -------------

ELECTRONIC MANUFACTURING
SERVICES-0.0%
Viasystems Group, Inc. * (1)                           1,207               -
                                                               -------------

HEALTH CARE EQUIPMENT - 0.0%
MEDIQ, Inc. * (1)                                         92               -
                                                               -------------

HOUSEHOLD PRODUCTS - 0.0%
WKI Holding Company, Inc. * (1)                          202               -
                                                               -------------

MORTGAGE REIT'S - 0.2%
HomeBanc Corporation                                  30,000         104,700
Opteum, Inc.                                          30,450         137,025
                                                               -------------
                                                                     241,725
                                                               -------------

OIL & GAS STORAGE &
TRANSPORTATION - 0.3%
Double Hull Tankers, Inc.                             25,000         369,500
                                                  ----------   -------------
TOTAL COMMON STOCK (Cost $ 1,094,351)                          $     626,155
                                                               -------------
PREFERRED STOCK - 3.0%
DEPARTMENT STORES - 0.4%
Sears Holdings Corporation *                           6,510         152,985
Sears Holdings Corporation *                          12,505         291,914
                                                               -------------
                                                                     444,899
                                                               -------------
REAL ESTATE INVESTMENT TRUSTS - 2.6%
Hospitality Properties Trust                          50,000       1,235,000
Mills Corporation                                      1,625       1,675,782
                                                               -------------
                                                                   2,910,782
                                                               -------------
STEEL - 0.0%
Weirton Steel Corporation * (1)                          315               -
                                                  ----------   -------------
TOTAL PREFERRED STOCK (Cost $ 3,264,429)                       $   3,355,681
                                                               -------------

                                                  PRINCIPAL
                                                    AMOUNT        VALUE
CONVERTIBLE BOND - 3.6%
AEROSPACE & DEFENSE - 0.7%
DRS Technologies, Inc.
   2.00%, 2026 (2)(3)                             $  800,000         842,000
                                                               -------------

AUTOMOBILES (INCLUDING REPLACEMENT
PARTS) - 0.6%
Sonic Automotive, Inc.
   5.25%, 2009                                       650,000         636,187
                                                               -------------


HEALTH CARE - 0.9%
InvaCare Corporation
   4.125%, 2027 (2)(3)                            $1,000,000   $     965,462
                                                               -------------

MEDIA - NON CABLE - 0.7%
Sinclair Broadcast Group, Inc.
   4.875%, 2018 (4)                                  850,000         836,188
                                                               -------------

TELECOMMUNICATIONS - 0.7%
Nextel Communications, Inc.
   5.25%, 2010                                       750,000         744,375
                                                  ----------   -------------
TOTAL CONVERTIBLE BOND (Cost $4,000,863)                       $   4,024,212
                                                               -------------
CORPORATE BOND - 77.3%
AEROSPACE & DEFENSE - 4.5%
Bombardier, Inc.
   6.75%, 2012 (2)(3)                              1,075,000       1,069,625
Esterline Technologies Corporation
   7.75%, 2013 (3)                                   610,000         626,775
L-3 Communications Corporation
   7.63%, 2012                                     1,275,000       1,313,250
Sequa Corporation
   8.875%, 2008                                      280,000         287,000
   9.00%, 2009                                       200,000         211,000
Vought Aircraft Industries, Inc.
   8.00%, 2011                                     1,575,000       1,543,500
                                                               -------------
                                                                   5,051,150
                                                               -------------

AIRLINES - 2.9%
Calair Capital Corporation
   8.13%, 2008                                       675,000         680,062
Continental Airlines, Inc.
   7.03%, 2011                                       398,379         401,367
   8.31%, 2011                                       621,768         641,198
Delta Air Lines, Inc.
   7.90%, 2009 (1)(5)                                 75,000          42,000
   7.71%, 2011                                       530,000         539,938
   7.78%, 2012                                       979,081         992,544
Northwest Airlines, Inc.
   9.875%, 2007 (5)                                   10,000           8,650
                                                               -------------
                                                                   3,305,759
                                                               -------------

AUTOMOTIVE - 5.1%
Dura Operating Corporation
   8.625%, 2012 (1)(5)                                10,000           2,600
General Motors Acceptance Corporation
   6.75%, 2014                                       650,000         639,010
   8.00%, 2031                                     1,250,000       1,340,180
Group 1 Automotive, Inc.
   8.25%, 2013                                     1,050,000       1,089,375
Sonic Automotive, Inc.
   8.63%, 2013                                       600,000         624,000
Tenneco, Inc.
   8.63%, 2014                                       550,000         573,375

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES P (HIGH YIELD SERIES)
March 31, 2007 (Unaudited) - continued

                                                  PRINCIPAL
                                                    AMOUNT        VALUE
CORPORATE BOND (CONTINUED)
AUTOMOTIVE (CONTINUED)
TRW Automotive, Inc.
   7.00%, 2014 (2)(3)                             $  300,000   $     294,000
   7.25%, 2017 (2)(3)                              1,250,000       1,225,000
                                                               -------------
                                                                   5,787,540
                                                               -------------

BANKING - 3.1%
Cardtronics, Inc.
   9.25%, 2013 (4)                                   900,000         945,000
Doral Financial Corporation
   6.19%, 2007 (6)                                 2,250,000       2,126,302
E*Trade Financial Corporation
   8.00%, 2011                                       300,000         315,750
FCB Capital Trust
   8.05%, 2028                                        75,000          78,683
Western Financial Bank
   9.625%, 2012                                        5,000           5,438
                                                               -------------
                                                                   3,471,173
                                                               -------------

BASIC INDUSTRY - OTHER - 0.1%
Mobile Services Group, Inc.
   9.75%, 2014 (2)(3)                                125,000         132,187
                                                               -------------

CHEMICALS - 0.3%
CNA Holdings, Inc.
   7.13%, 2009                                       225,000         216,000
Lyondell Chemical Company
   8.25%, 2016                                       150,000         160,500
Methanex Corporation
   8.75%, 2012                                         5,000           5,550
                                                               -------------
                                                                     382,050
                                                               -------------

CONSTRUCTION MACHINERY - 1.7%
Case New Holland, Inc.
   9.25%, 2011                                       650,000         682,500
United Rentals North America, Inc.
   6.50%, 2012                                       625,000         623,437
   7.00%, 2014                                       625,000         623,438
                                                               -------------
                                                                   1,929,375
                                                               -------------

CONSUMER PRODUCTS - 0.2%
Hanesbrands, Inc.
   8.735%, 2014 (2)(3)(6)                            150,000         152,812
Hasbro, Inc.
   6.15%, 2008                                        56,000          56,294
Icon Health & Fitness
   11.25%, 2012                                       25,000          26,000
                                                               -------------
                                                                     235,106
                                                               -------------

DISTRIBUTORS - 1.1%
SemGroup, LP
   8.75%, 2015 (2)(3)                              1,200,000       1,218,000
                                                               -------------

DIVERSIFIED MANUFACTURING - 1.2%
Briggs & Stratton Corporation
   8.88%, 2011                                     1,250,000       1,364,062
                                                               -------------

ELECTRIC - 3.8%
AES Corporation
   9.50%, 2009                                     1,400,000       1,491,000
Avista Corporation
   9.75%, 2008                                        50,000          52,142
CMS Energy Corporation
   9.875%, 2007                                       10,000          10,212
   7.50%, 2009                                       610,000         626,012
East Coast Power LLC
   6.74%, 2008                                        17,286          17,429
   7.07%, 2012                                        84,520          86,350
GrafTech Finance, Inc.
   10.25%, 2012                                      623,000         654,150
Reliant Energy, Inc.
   9.25%, 2010                                       550,000         579,562
   6.75%, 2014                                       650,000         686,563
Westar Energy, Inc.
   7.125%, 2009                                       90,000          93,279
                                                               -------------
                                                                   4,296,699
                                                               -------------

ENTERTAINMENT - 0.5%
Speedway Motorsports, Inc.
   6.75%, 2013                                       625,000         620,312
                                                               -------------

ENVIRONMENTAL - 0.4%
Casella Waste Systems, Inc.
   9.75%, 2013                                       400,000         424,000
                                                               -------------

FINANCIAL - OTHER - 0.3%
Ford Motor Credit Company
   9.81%, 2012 (6)                                   300,000         318,058
                                                               -------------

FOOD & BEVERAGE - 2.4%
Dean Foods Company
   8.15%, 2007                                       650,000         650,000
Dole Food Company, Inc.
   7.25%, 2010                                       400,000         382,000
   8.88%, 2011                                       200,000         197,500
Harry & David Holdings, Inc.
   9.00%, 2013                                       900,000         918,000
Land O' Lakes, Inc.
   8.75%, 2011                                        60,000          62,475
Pilgrim's Pride Corporation
   9.63%, 2011                                       450,000         468,000
                                                               -------------
                                                                   2,677,975
                                                               -------------

GAMING - 3.5%
American Casino & Entertainment
Properties LLC
   7.85%, 2012                                       300,000         312,000
Galaxy Entertainment Finance Company,
Ltd.
   9.88%, 2012 (2)(3)                                975,000       1,065,187
Mandalay Resort Group
   10.25%, 2007                                       45,000          45,563

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES P (HIGH YIELD SERIES)
March 31, 2007 (Unaudited) - continued

                                                  PRINCIPAL
                                                    AMOUNT        VALUE
CORPORATE BOND (CONTINUED)
GAMING (CONTINUED)
Mandalay Resort Group (continued)
   6.50%, 2009                                    $  300,000   $     303,375
MGM Mirage
   8.50%, 2010                                        15,000          16,031
   8.375%, 2011                                       55,000          57,887
   6.75%, 2012                                       625,000         621,094
   6.75%, 2013 (3)                                   500,000         496,250
Station Casinos, Inc.
   6.00%, 2012                                       925,000         896,094
Turning Stone Resort Casino Enterprise
   9.13%, 2014 (2)(3)                                150,000         154,125
                                                               -------------
                                                                   3,967,606
                                                               -------------

HEALTH CARE - 5.0%
Coventry Health Care, Inc.
   6.13%, 2015                                       575,000         582,131
HCA, Inc.
   6.50%, 2016                                     1,850,000       1,574,812
InvaCare Corporation
   9.75%, 2015 (2)(3)                                150,000         150,750
Johnsondiversey, Inc.
   9.625%, 2012                                        5,000           5,225
Select Medical Corporation
   7.625%, 2015                                    1,300,000       1,170,000
U.S. Oncology Holdings, Inc.
   10.58%, 2015 (6)                                1,400,000       1,428,000
US Oncology, Inc.
   10.75%, 2014                                      675,000         752,625
                                                               -------------
                                                                   5,663,543
                                                               -------------

HOME CONSTRUCTION - 0.0%
KB Home
   9.50%, 2011                                        35,000          35,875
                                                               -------------

INDEPENDENT ENERGY - 2.0%
El Paso Production Holding Company
   7.75%, 2013                                       250,000         261,250
Forest Oil Corporation
   8.00%, 2008                                        15,000          15,319
Hilcorp Energy
   7.75%, 2015 (2)(3)                                250,000         245,625
Magnum Hunter Resources, Inc.
   9.60%, 2012                                       918,000         961,605
MarkWest Energy Partners, LP
   8.50%, 2016                                       400,000         417,000
Plains Exploration & Production Company
   7.00%, 2017                                       300,000         301,500
Range Resources Corporation
   7.38%, 2013                                        75,000          76,594
                                                               -------------
                                                                   2,278,893
                                                               -------------

INDUSTRIAL - OTHER - 2.8%
Anixter International, Inc.
   5.95%, 2015                                       250,000         235,000
Belden CDT, Inc.
   7.00%, 2017 (2)(3)                                300,000         306,007
Corrections Corporation of America
   7.50%, 2011                                       200,000         205,500
Iron Mountain, Inc.
   8.25%, 2011                                       800,000         800,000
USEC, Inc.
   6.75%, 2009                                     1,625,000       1,592,500
                                                               -------------
                                                                   3,139,007
                                                               -------------

INSURANCE - LIFE - 0.2%
Genamerica Capital I
   8.53%, 2027 (2)(3)                                175,000         183,331
                                                               -------------

INSURANCE - PROPERTY & CASUALTY - 2.5%
Fairfax Financial Holdings, Ltd.
   7.75%, 2012                                     2,825,000       2,810,875
                                                               -------------

LODGING - 0.5%
Starwood Hotels & Resorts Worldwide, Inc.
   7.375%, 2007 (4)                                  600,000         600,463
                                                               -------------

MEDIA - CABLE - 2.8%
Cablevision Systems Corporation
   9.87%, 2009 (6)                                   250,000         265,000
CSC Holdings, Inc.
   7.25%, 2008                                       375,000         380,156
   8.125%, 2009 to 2009                               35,000          36,225
   6.75%, 2012 (2)(3)(4)                             325,000         322,563
Jones Intercable, Inc.
   7.63%, 2008                                       200,000         204,190
Satelites Mexicanos S.A. de CV
   14.10%, 2011 (6)                                1,464,175       1,546,535
Shaw Communications, Inc.
   7.25%, 2011                                       375,000         395,625
                                                               -------------
                                                                   3,150,294
                                                               -------------

MEDIA - NON CABLE - 4.6%
Block Communications, Inc.
   8.25%, 2015 (2)(3)                                975,000         989,625
CMP Susquehanna Corporation
   9.88%, 2014 (2)(3)                              1,200,000       1,230,000
Fisher Communications, Inc.
   8.63%, 2014                                       250,000         267,812
Historic TW, Inc.
   9.125%, 2013                                       30,000          35,157
Intelsat, Ltd.
   7.63%, 2012                                       725,000         696,000
Lamar Media Corporation
   6.63%, 2015                                       150,000         146,250
Morris Publishing Group LLC
   7.00%, 2013                                     1,625,000       1,551,875
Reader's Digest Association, Inc.
   9.00%, 2017 (2)(3)                                150,000         144,375

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES P (HIGH YIELD SERIES)
March 31, 2007 (Unaudited) - continued

                                                  PRINCIPAL
                                                    AMOUNT        VALUE
CORPORATE BOND (CONTINUED)
MEDIA - NON CABLE (CONTINUED)
RH Donnelley Finance Corporation I
   10.88%, 2012 (2)(3)                            $  125,000   $     135,000
                                                               -------------
                                                                   5,196,094
                                                               -------------

METALS & MINING - 2.7%
AK Steel Corporation
   7.88%, 2009                                       748,000         748,000
Asia Aluminum Holdings, Ltd.
   8.00%, 2011 (2)(3)                              1,400,000       1,401,750
Bulong Operations Pty, Ltd.
   12.50%, 2008 (1)(5)                               185,000               -
National Steel Corporation
   9.875%, 2009 (1)(5)(7)                             15,915               -
Noble Group, Ltd.
   6.63%, 2015 (2)(3)                                550,000         518,399
PNA Group, Inc.
   10.75%, 2016 (2)(3)                               325,000         349,375
Steel Dynamics, Inc.
   9.50%, 2009                                         5,000           5,113
                                                               -------------
                                                                   3,022,637
                                                               -------------

NATURAL GAS PIPELINES - 0.6%
Regency Energy Partners, LP
   8.38%, 2013 (2)(3)                                300,000         306,000
Williams Companies, Inc.
   6.38%, 2010 (2)(3)                                200,000         202,750
Williams Partners, LP
   7.25%, 2017 (2)(3)                                150,000         158,625
                                                               -------------
                                                                     667,375
                                                               -------------

OIL FIELD SERVICES - 1.3%
Calfrac Holdings LP
   7.75%, 2015 (2)(3)                                150,000         145,500
Parker Drilling Company
   10.11%, 2010 (6)                                  450,000         459,000
Pemex Project Funding Master Trust
   8.50%, 2008                                        30,000          30,705
   7.875%, 2009 (4)                                   35,000          36,488
   9.125%, 2010                                       40,000          44,780
Stallion Oilfield Services
   9.75%, 2015 (2)(3)                                700,000         712,250
                                                               -------------
                                                                   1,428,723
                                                               -------------

PACKAGING - 2.6%
Ball Corporation
   6.88%, 2012                                       250,000         252,500
Graham Packaging Company, Inc.
   9.88%, 2014                                       625,000         637,500
Owens Brockway Glass Container, Inc.
   7.75%, 2011                                       200,000         206,500
Owens-Illinois, Inc.
   8.10%, 2007                                       575,000         575,000
   7.50%, 2010                                        30,000          30,450
Solo Cup Company
   8.50%, 2014                                     1,425,000       1,213,031
                                                               -------------
                                                                   2,914,981
                                                               -------------

PAPER - 1.6%
Georgia-Pacific Corporation
   7.13%, 2017 (2)(3)                                325,000         325,812
Sino-Forest Corporation
   9.13%, 2011 (2)(3)                              1,375,000       1,488,438
                                                               -------------
                                                                   1,814,250
                                                               -------------

PHARMACEUTICALS - 1.3%
Valeant Pharmaceuticals International
   7.00%, 2011                                     1,550,000       1,499,625
                                                               -------------

REFINING - 0.3%
Frontier Oil Corporation
   6.63%, 2011                                       300,000         299,250
                                                               -------------

REIT's - 1.2%
American Real Estate Partners, LP
   8.13%, 2012                                     1,000,000       1,017,500
   7.13%, 2013                                       400,000         395,000
                                                               -------------
                                                                   1,412,500
                                                               -------------

RESTAURANTS - 0.1%
Seminole Hard Rock Entertainment, Inc.
   7.848%, 2014 (2)(3)(6)                            150,000         153,000
                                                               -------------

RETAILERS - 5.4%
Blockbuster, Inc.
   9.00%, 2012 (4)                                 1,100,000       1,111,000
Duane Reade, Inc.
   9.75%, 2011                                     1,300,000       1,251,250
GSC Holdings Corporation
   8.00%, 2012                                       625,000         662,500
JC Penney Corporation, Inc.
   7.375%, 2008                                       40,000          41,050
Michaels Stores, Inc.
   11.38%, 2016 (2)(3)                             1,500,000       1,616,250
PCA LLC
   11.875%, 2009                                      30,000             752
Saks, Inc.
   9.875%, 2011                                    1,300,000       1,446,250
                                                               -------------
                                                                   6,129,052
                                                               -------------

SERVICES - 0.0%
American ECO Corporation
   9.625%, 2008 (1)(2)(5)(7)                         200,000               -
                                                               -------------

SUPERMARKETS - 0.0%
Fleming Companies, Inc.
   9.88%, 2012 (1)(5)(7)                             400,000               -
                                                               -------------

TECHNOLOGY - 2.3%
Freescale Semiconductor, Inc.
   10.13%, 2016 (2)(3)                             1,275,000       1,278,188

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES P (HIGH YIELD SERIES)
March 31, 2007 (Unaudited) - continued

                                                  PRINCIPAL
                                                    AMOUNT        VALUE
CORPORATE BOND (CONTINUED)
TECHNOLOGY (CONTINUED)
NXP BV
   9.50%, 2015 (2)(3)                              $ 650,000   $     671,125
Seagate Technology HDD Holdings
   6.80%, 2016                                       650,000         653,250
                                                               -------------
                                                                   2,602,563
                                                               -------------

TELECOMMUNICATIONS - WIRELESS - 2.6%
American Cellular Corporation
   10.00%, 2011                                      161,000         170,459
Dobson Communications Corporation
   9.61%, 2012 (6)                                   350,000         360,062
iPCS, Inc.
   11.50%, 2012                                      500,000         550,000
Rural Cellular Corporation
   9.75%, 2010                                     1,175,000       1,210,250
   11.11%, 2012 (6)                                  650,000         676,000
                                                               -------------
                                                                   2,966,771
                                                               -------------

TELECOMMUNICATIONS - WIRELINES - 2.5%
EXDS, Inc.
   11.625%, 2010 (1)(5)(7)                           340,726               -
LCI International, Inc.
   7.25%, 2007                                     2,675,000       2,681,688
Qwest Corporation
   7.88%, 2011                                       150,000         159,375
Telecommunications Technique
   9.75%, 2008 (1)(5)(7)                              30,000               -
                                                               -------------
                                                                   2,841,063
                                                               -------------

TEXTILE - 0.2%
Invista
   9.25%, 2012 (2)(3)                                250,000         266,250
                                                               -------------

TRANSPORTATION SERVICES - 1.1%
American Railcar Industries, Inc.
   7.50%, 2014 (2)(3)                                150,000         154,125
Overseas Shipholding Group
   8.25%, 2013                                       400,000         419,000
U.S. Shipping Partners, LP Shipping
Finance Corporation
   13.00%, 2014 (2)(3)                               625,000         672,656
                                                               -------------
                                                                   1,245,781
                                                               -------------

TOTAL CORPORATE BOND (Cost $ 86,324,454)                       $  87,503,248
                                                               -------------

FOREIGN BOND - 0.1%
TUNISIA - 0.1%
Banque Centrale de Tunisie
   7.375%, 2012                                       80,000          86,800
                                                               -------------
TOTAL FOREIGN BOND (Cost $ 79,228)                             $      86,800
                                                               -------------

FOREIGN GOVERNMENT BOND - 0.6%
CHILE - 0.1%
Chile Government International Bond
   5.625%, 2007                                      100,000         100,080
Chile Government International Bond
(continued)
   7.125%, 2012                                       25,000          27,060
                                                               -------------
                                                                     127,140
                                                               -------------

MEXICO - 0.2%
Mexico Government International Bond
   8.375%, 2011                                       85,000          94,095
   7.50%, 2012                                       116,000         127,020
                                                               -------------
                                                                     221,115
                                                               -------------

PHILIPPINES - 0.0%
Philippine Government International Bond
   8.375%, 2009                                       30,000          31,575
                                                               -------------

RUSSIA - 0.2%
Russia Government International Bond
   10.00%, 2007                                      100,000         100,930
   8.25%, 2010 (2)(3)                                 28,389          29,738
Russian Ministry of Finance
   3.00%, 2011                                        80,000          72,564
                                                               -------------
                                                                     203,232
                                                               -------------

SOUTH AFRICA - 0.1%
South Africa Government International
Bond
   9.125%, 2009                                       95,000         102,125
   7.375%, 2012                                       35,000          38,019
                                                               -------------
                                                                     140,144
                                                               -------------

TOTAL FOREIGN GOVERNMENT BOND                                  $     723,206
(Cost $ 670,522)                                               -------------
SENIOR FLOATING RATE INTERESTS - 4.5%

AUTOMOTIVE - 1.2%
Ford Motor Company
   8.36%, 2013 (6)(8)                              1,296,750       1,300,352
                                                               -------------
BUSINESS EQUIPMENT & SERVICES - 1.1%
VNU
   7.61%, 2013 (8)                                 1,243,750       1,253,467
                                                               -------------
HEALTH CARE - 0.8%
DaVita, Inc.
   6.825%, 2012 (6)(8)                               921,044         923,419
                                                               -------------
HOTELS,MOTELS,INNS & Casinos - 0.6%
Delphi Corporation
   8.125%, 2007 (6)(8)                               650,000         651,625
                                                               -------------
UTILITIES - 0.8%
NRG Energy, Inc.
   7.35%, 2013 (6)(8)                                922,017         927,575
                                                               -------------
TOTAL SENIOR FLOATING RATE INTERESTS                           $   5,056,438
(Cost $ 5,037,696)
                                                               -------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES P (HIGH YIELD SERIES)
March 31, 2007 (Unaudited) - continued

                                                  PRINCIPAL
                                                    AMOUNT         VALUE
ASSET BACKED SECURITIES - 0.0%
OTHER - 0.0%
Pegasus Aviation Lease Securitization
   2000-1, 8.42%, 2030 (1)(2)(7)                 $   489,231   $           -
                                                               -------------
TOTAL ASSET BACKED SECURITIES (Cost $370,950)                  $           -
REPURCHASE AGREEMENT - 9.7%                                    -------------
United Missouri Bank, 4.89%,
   dated 03-30-07, matures
   04-02-07; repurchase amount
   $10,943,458 (Collateralized by
   GNMA, 5.00%, 08-16-29 with a
   value of $11,158,010)                         $10,939,000   $  10,939,000
                                                 -----------   -------------
TOTAL REPURCHASE AGREEMENT                                     $  10,939,000
(Cost $ 10,939,000)
                                                               -------------
TOTAL INVESTMENTS (SBL P FUND)                                 $ 112,314,740
(COST $111,781,493) - 99.3%
                                                               -------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                         807,692
                                                               -------------
TOTAL NET ASSETS - 100.0%                                      $ 113,122,432
                                                               =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $111,049,863.

*    - Non-income producing security

1    - Security is deemed illiquid. See Notes to financial statements.

2    - Security was acquired through a private placement.

3    - Security is a 144A security,  which places  restrictions  on resale.  See
       Notes to financial statements.

4    - Security is a step-up bond. Rate indicated is rate effective at March 31,
       2007.

5    - Security is in default of interest and/or principal obligations.

6    - Variable rate  security.  Rate  indicated is rate  effective at March 31,
       2007.

7    - Security is fair valued by the Board of Directors. See Notes to financial statements.

8    - Security  is a senior  floating  rate  interest.  See Notes to  financial statements.

See notes to financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
March 31, 2007 (Unaudited)

                                                        SHARES          VALUE
                                                       --------      -----------
COMMON STOCK - 93.1%
AEROSPACE & DEFENSE - 0.8%
Armor Holdings, Inc. * (1)                               19,600      $ 1,319,668
                                                                     -----------

AIR FREIGHT & LOGISTICS - 0.4%
EGL, Inc. *                                              15,200          602,376
                                                                     -----------

AIRLINES - 0.3%
Lan Airlines S.A. ADR                                     7,700          530,530
                                                                     -----------

APPAREL RETAIL - 1.2%
Foot Locker, Inc. (1)                                    43,565        1,025,956
Payless ShoeSource, Inc. * (1)                            4,000          132,800
Tween Brands, Inc. * (1)                                 22,800          814,416
                                                                     -----------
                                                                       1,973,172
                                                                     -----------

APPAREL, ACCESSORIES & LUXURY
GOODS - 0.4%
Hanesbrands, Inc. *                                      22,900          673,031
                                                                     -----------

AUTOMOBILE MANUFACTURERS - 0.9%
Fleetwood Enterprises, Inc. *                           175,100        1,385,041
                                                                     -----------

BIOTECHNOLOGY - 0.8%
CV Therapeutics, Inc. * (1)                             135,700        1,067,959
Infinity Pharmaceuticals, Inc. *                         22,600          272,104
                                                                     -----------
                                                                       1,340,063
                                                                     -----------

BROADCASTING & CABLE TV - 0.6%
Discovery Holding Company * (1)                          41,400          791,982
Entravision Communications
  Corporation *                                          23,200          216,688
                                                                     -----------
                                                                       1,008,670
                                                                     -----------

CASINOS & GAMING - 0.7%
Boyd Gaming Corporation (1)                              10,800          514,512
Empire Resorts, Inc. *                                   58,700          551,193
                                                                     -----------
                                                                       1,065,705
                                                                     -----------

COMMERCIAL PRINTING - 0.5%
Deluxe Corporation                                       26,300          881,839
                                                                     -----------
COMMODITY CHEMICALS - 0.4%
Calgon Carbon Corporation                                45,900          381,429
Wellman, Inc.                                            83,600          300,960
                                                                     -----------
                                                                         682,389
                                                                     -----------

COMMUNICATIONS EQUIPMENT - 4.4%
3Com Corporation *                                      465,100        1,818,541
Andrew Corporation *                                    140,100        1,483,659
China GrenTech Corporation, Ltd.
  ADR *                                                  78,180          873,270
Finisar Corporation *                                   193,500          677,250
Mastec, Inc. *                                          103,800        1,142,838
Nortel Networks Corporation *                            47,000        1,130,350
                                                                     -----------
                                                                       7,125,908
                                                                     -----------

COMPUTER HARDWARE - 1.1%
Cray, Inc. *                                            123,915        1,708,788
                                                                     -----------

COMPUTER STORAGE & PERIPHERALS - 2.8%
Electronics for Imaging *                                32,800$         769,160
Intermec, Inc. * (1)                                    171,800        3,838,012
                                                                     -----------
                                                                       4,607,172

                                                                     -----------

CONSTRUCTION & ENGINEERING - 2.8%
Chicago Bridge & Iron Company
   N.V. (1)                                             146,000        4,489,500
                                                                     -----------
CONSTRUCTION MATERIALS - 0.6%
U.S. Concrete, Inc. *                                   128,900        1,007,998
                                                                     -----------

DATA PROCESSING & OUTSOURCED
SERVICES - 1.3%
Lightbridge, Inc. * (1)                                 120,900        2,124,213
                                                                     -----------

DIVERSIFIED CHEMICALS - 0.5%
Ashland, Inc.                                            11,400          747,840
                                                                     -----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 2.1%
Geo Group, Inc. *                                        61,700        2,796,244
Healthcare Services Group                                20,100          575,865
                                                                     -----------
                                                                       3,372,109
                                                                     -----------

ELECTRICAL COMPONENTS &
EQUIPMENT - 2.4%
Encore Wire Corporation (1)                              44,050        1,115,346
GrafTech International, Ltd. *                          178,700        1,622,596
Power-One, Inc. *                                       188,800        1,079,936
                                                                     -----------
                                                                       3,817,878
                                                                     -----------

ELECTRONIC EQUIPMENT
MANUFACTURERS - 2.5%
Cognex Corporation                                       57,100        1,237,357
Coherent, Inc. *                                         44,000        1,396,560
OSI Systems, Inc. *                                      51,200        1,353,728
                                                                     -----------
                                                                       3,987,645
                                                                     -----------

ENVIRONMENTAL & FACILITIES
SERVICES - 1.6%
ABM Industries, Inc. (1)                                 86,100        2,272,179
Layne Christensen Company *                               7,800          284,076
                                                                     -----------
                                                                       2,556,255
                                                                     -----------

GOLD - 7.7%
Goldcorp, Inc. (1)                                      265,190        6,369,864
Meridian Gold, Inc.                                      48,600        1,240,758
Randgold Resources, Ltd. ADR (1)                        203,500        4,865,685
                                                                     -----------
                                                                      12,476,307
                                                                     -----------

HEALTH CARE FACILITIES - 1.3%
Manor Care, Inc.                                         38,600        2,098,296
                                                                     -----------

HEALTH CARE SERVICES - 1.8%
Cross Country Healthcare, Inc. *                         80,900        1,474,807
Gentiva Health Services, Inc. *                          66,300        1,337,271
Omnicare, Inc. (1)                                        3,000          119,310
                                                                     -----------
                                                                       2,931,388
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
March 31, 2007 (Unaudited) - Continued

                                                        SHARES          VALUE
                                                       --------      -----------
COMMON STOCK (CONTINUED)
HEALTH CARE SUPPLIES - 1.0%
OraSure Technologies, Inc. *                            214,600      $ 1,577,310
                                                                     -----------

HOMEBUILDING - 0.8%
Champion Enterprises, Inc. * (1)                        139,500        1,227,600
                                                                     -----------

HOUSEWARES & SPECIALTIES - 0.3%
Jarden Corporation * (1)                                 12,600          482,580
                                                                     -----------

HUMAN RESOURCE & EMPLOYMENT
SERVICES - 1.0%
CDI Corporation                                          14,800          428,016
Kforce, Inc. *                                           86,300        1,188,351
                                                                     -----------
                                                                       1,616,367
                                                                     -----------

INTEGRATED OIL & GAS - 1.0%
InterOil Corporation * (1)                               62,000        1,649,200
                                                                     -----------

INTEGRATED TELECOMMUNICATION
SERVICES - 0.7%
Cincinnati Bell, Inc. *                                 255,500        1,200,850
                                                                     -----------

INTERNET SOFTWARE & SERVICES - 0.9%
Vignette Corporation *                                   75,500        1,402,035
                                                                     -----------

IT CONSULTING & OTHER SERVICES - 0.4%
MPS Group, Inc. *                                        47,100          666,465
SRA International, Inc. * (1)                             1,500           36,540
                                                                     -----------
                                                                         703,005
                                                                     -----------

LIFE SCIENCES TOOLS & SERVICES - 0.9%
Applera Corporation - Applied
   Biosystems Group                                      16,600          490,862
MDS, Inc.                                                54,100        1,023,572
                                                                     -----------
                                                                       1,514,434
                                                                     -----------

METAL & GLASS CONTAINERS - 0.7%
Constar International, Inc. *                            34,000          300,900
Intertape Polymer Group, Inc. *                         200,500          826,060
                                                                     -----------
                                                                       1,126,960
                                                                     -----------

OFFICE REIT'S - 0.4%
Government Properties Trust, Inc.                        61,200          654,840
                                                                     -----------

OFFICE SERVICES & SUPPLIES - 0.7%
ACCO Brands Corporation *                                44,075        1,061,767
                                                                     -----------

OIL & GAS DRILLING - 3.2%
Helmerich & Payne, Inc.                                  84,900        2,575,866
Parker Drilling Company * (1)                            16,800          157,752
Pride International, Inc. *                              40,100        1,207,010
Transocean, Inc. *                                       14,700        1,200,990
                                                                     -----------
                                                                       5,141,618
                                                                     -----------

OIL & GAS EQUIPMENT & SERVICES - 12.6%
Global Industries, Ltd. * (1)                           518,200        9,477,878
Input/Output, Inc. *                                     48,100          662,818
Key Energy Services, Inc. *                             150,935        2,467,787
Matrix Service Company * (1)                             18,400          372,232
Newpark Resources *                                     283,300        1,997,265
Oceaneering International, Inc. *                        51,800      $ 2,181,816
PHI, Inc. (Non Voting) *                                 34,900          944,394
PHI, Inc. *                                               6,400          168,192
Smith International, Inc. (1)                            10,900          523,745
Willbros Group, Inc. *                                   72,500        1,634,150
                                                                     -----------
                                                                      20,430,277
                                                                     -----------

OIL & GAS EXPLORATION &
PRODUCTION - 9.6%
Forest Oil Corporation *                                 39,100        1,304,767
Helix Energy Solutions Group,
   Inc. *                                                46,700        1,741,443
Mariner Energy, Inc. *                                   20,700          395,991
McMoRan Exploration
   Company * (1)                                        112,685        1,544,911
Newfield Exploration Company *                           20,300          846,713
Noble Energy, Inc. (1)                                   21,800        1,300,370
PetroHawk Energy Corporation *                           24,000          316,080
Petroquest Energy, Inc. *                                37,300          436,037
Pioneer Natural Resources
   Company                                               14,500          625,095
Range Resources Corporation (1)                         209,017        6,981,168
                                                                     -----------
                                                                      15,492,575
                                                                     -----------

OIL & GAS STORAGE &
TRANSPORTATION - 0.2%
El Paso Corporation                                      28,400          410,948
                                                                     -----------

PACKAGED FOODS & MEATS - 1.4%
Del Monte Foods Company                                 199,360        2,288,653
                                                                     -----------

PAPER PACKAGING - 0.3%
Chesapeake Corporation                                   29,000          437,900
                                                                     -----------

PAPER PRODUCTS - 0.8%
Wausau Paper Corporation                                 93,700        1,345,532
                                                                     -----------

PERSONAL PRODUCTS - 0.5%
Prestige Brands Holdings, Inc. *                         74,100          878,085
                                                                     -----------

PHARMACEUTICALS - 1.0%
Alpharma, Inc.                                           54,600        1,314,768
Salix Pharmaceuticals, Ltd. *                            25,100          316,260
                                                                     -----------
                                                                       1,631,028
                                                                     -----------

PRECIOUS METALS & MINERALS - 1.6%
Apex Silver Mines, Ltd. *                               202,300        2,611,693
                                                                     -----------

PROPERTY & CASUALTY INSURANCE - 1.4%
Argonaut Group, Inc. *                                   39,900        1,291,164
Bristol West Holdings, Inc.                               9,500          210,615
Donegal Group, Inc.                                       7,250          123,105
Mercury General Corporation                              13,500          716,040
                                                                     -----------
                                                                       2,340,924
                                                                     -----------

PUBLISHING - 1.9%
McClatchy Company                                        27,600          872,436

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES Q (SMALL CAP VALUE SERIES)
March 31, 2007 (Unaudited) - continued

                                                        SHARES          VALUE
                                                       --------     ------------
COMMON STOCK (continued)
PUBLISHING (CONTINUED)
ProQuest Company *                                       43,400     $    390,600
RH Donnelley Corporation (1)                             25,900        1,836,051
                                                                    ------------
                                                                       3,099,087
                                                                    ------------

REGIONAL BANKS - 0.3%
Colonial BancGroup, Inc.                                 19,500          482,625
                                                                    ------------

SEMICONDUCTOR EQUIPMENT - 0.4%
Credence Systems Corporation *                          187,900          621,949
                                                                    ------------

SEMICONDUCTORS - 1.2%
STATS ChipPAC, Ltd. ADR *                               167,233        2,010,141
                                                                    ------------

SPECIALTY CHEMICALS - 0.6%
OM Group, Inc. * (1)                                     20,600          920,408
                                                                    ------------

SPECIALTY STORES - 0.1%
Sharper Image Corporation *                              21,800          240,890
                                                                    ------------

STEEL - 7.0%
Carpenter Technology
   Corporation (1)                                       20,100        2,427,276
IPSCO, Inc. (1)                                          33,900        4,454,460
Steel Dynamics, Inc. (1)                                 79,200        3,421,440
United States Steel Corporation (1)                       5,700          565,269
Webco Industries, Inc. *                                  4,740          417,120
                                                                    ------------
                                                                      11,285,565
                                                                    ------------

TRUCKING - 0.3%
Covenant Transport, Inc. *                               42,050          463,391
                                                                    ------------
TOTAL COMMON STOCK (Cost $110,069,728)                              $150,864,018
                                                                    ------------

FOREIGN STOCK - 0.6%
CANADA - 0.6%
Air Canada *                                              6,100           85,218
Trilogy Energy Trust                                     94,800          835,022
                                                                    ------------
                                                                         920,240
                                                                    ------------
TOTAL FOREIGN STOCK (Cost $1,511,797)                               $    920,240
                                                                    ------------

                                                     PRINCIPAL
                                                       AMOUNT          VALUE
                                                    -----------     ------------
REPURCHASE AGREEMENT - 9.2%
State Street, 2.75%, dated 03-30-07, matures
  04-02-07; repurchase amount
  $14,950,542 (Collateralized by
  FHLB, 06-08-07 with a value of
  $15,248,257)                                      $14,947,116     $ 14,947,116
                                                                    ------------
TOTAL REPURCHASE AGREEMENT                                          $ 14,947,116
(Cost $14,947,116)

                                                                    ------------
TOTAL INVESTMENTS (SBL Q FUND)                                      $166,731,374
(COST $126,528,641) - 102.9%

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%                        (4,770,550)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $161,960,824
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $127,128,136.

*    - Non-income producing security

1    - Security is segregated as collateral for open written options contracts.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
March 31, 2007 (Unaudited)

                                                       SHARES           VALUE
                                                      ---------     ------------
COMMON STOCK - 93.7%
AEROSPACE & DEFENSE - 1.7%
Orbital Sciences Corporation *                          402,500     $  7,542,850
                                                                    ------------

AGRICULTURAL PRODUCTS - 0.9%
Corn Products International, Inc.                       119,800        4,263,682
                                                                    ------------

AIR FREIGHT & LOGISTICS - 0.0%
Stonepath Group, Inc. *                                 248,600           47,358
                                                                    ------------

APPLICATION SOFTWARE - 2.2%
EPIQ Systems, Inc. *                                    403,400        8,221,292
PLATO Learning, Inc. *                                  440,000        1,848,000
                                                                    ------------
                                                                      10,069,292
                                                                    ------------

AUTO PARTS & EQUIPMENT - 0.4%
HydroGen Corporation * (1)                              403,000        1,894,100
                                                                    ------------

COAL & CONSUMABLE FUELS - 7.0%
Arch Coal, Inc.                                         300,000        9,207,000
Consol Energy, Inc.                                     145,400        5,689,502
Evergreen Energy, Inc. *                              1,234,000        8,107,380
USEC, Inc. * (2)                                        533,100        8,662,875
                                                                    ------------
                                                                      31,666,757
                                                                    ------------

COMMUNICATIONS EQUIPMENT - 3.0%
Dycom Industries, Inc. *                                127,000        3,309,620
EFJ, Inc. *                                             248,600        1,327,524
Mastec, Inc. *                                          580,000        6,385,800
MRV Communications, Inc. *                              780,000        2,769,000
                                                                    ------------
                                                                      13,791,944
                                                                    ------------

CONSTRUCTION & ENGINEERING - 7.1%
Insituform Technologies, Inc. *                         196,000        4,074,840
Quanta Services, Inc. *                                 600,700       15,149,654
Shaw Group, Inc. *                                      423,000       13,227,210
                                                                    ------------
                                                                      32,451,704
                                                                    ------------

CONSUMER FINANCE - 1.5%
First Marblehead Corporation                            132,000        5,925,480
Nelnet, Inc.                                             40,200          963,594
                                                                    ------------
                                                                       6,889,074
                                                                    ------------

DATA PROCESSING & OUTSOURCED
SERVICES - 5.8%
Affiliated Computer Services,
   Inc. *                                               225,000       13,248,000
Computer Sciences Corporation *                         250,000       13,032,500
                                                                    ------------
                                                                      26,280,500
                                                                    ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 3.6%
FTI Consulting, Inc. *                                  225,000        7,557,750
Navigant Consulting, Inc. *                             149,600        2,956,096
PHH Corporation *                                       185,000        5,653,600
                                                                    ------------
                                                                      16,167,446
                                                                    ------------

DRUG RETAIL - 1.3%
Longs Drug Stores Corporation                           115,000        5,938,600
                                                                    ------------

ELECTRIC UTILITIES - 6.3%
Allete, Inc.                                             33,500        1,561,770
Empire District Electric Company                         48,200        1,195,360
Great Plains Energy, Inc.                               661,350       21,460,807
Northeast Utilities                                     125,300        4,106,081
Westar Energy, Inc.                                      15,600          429,312
                                                                    ------------
                                                                      28,753,330
                                                                    ------------

ELECTRICAL COMPONENTS &
EQUIPMENT - 1.6%
Lime Energy Company *                                    80,000           72,000
Powell Industries, Inc. *                                 6,350          203,200
Power-One, Inc. *                                     1,231,200        7,042,464
                                                                    ------------
                                                                       7,317,664
                                                                    ------------

ELECTRONIC MANUFACTURING
SERVICES - 2.3%
Maxwell Technologies, Inc. *                            343,200        4,296,864
Merix Corporation *                                     735,000        6,041,700
                                                                    ------------
                                                                      10,338,564
                                                                    ------------

GAS UTILITIES - 0.5%
Southern Union Company                                   78,000        2,370,420
                                                                    ------------

GENERAL MERCHANDISE STORES - 0.5%
Dollar General Corporation                               98,350        2,080,102
                                                                    ------------

HEALTH CARE EQUIPMENT - 0.3%
HealthTronics, Inc. *                                   250,000        1,347,500
                                                                    ------------

HEALTH CARE FACILITIES - 2.4%
Community Health Systems, Inc. *                         90,000        3,172,500
Triad Hospitals, Inc. *                                 150,000        7,837,500
                                                                    ------------
                                                                      11,010,000
                                                                    ------------

HIGHWAYS & RAILTRACKS - 0.8%
Quixote Corporation (1)                                 178,500        3,570,000
                                                                    ------------

HOME FURNISHINGS - 0.6%
Leggett & Platt, Inc.                                   130,200        2,951,634
                                                                    ------------

INDEPENDENT POWER PRODUCERS & ENERGY
TRADERS - 0.0%
Dynegy, Inc. *                                           11,430          105,842
                                                                    ------------

INDUSTRIAL CONGLOMERATES - 3.2%
McDermott International, Inc. *                         295,900       14,493,182
                                                                    ------------

INSURANCE BROKERS - 0.4%
Hub International, Ltd.                                  45,700        1,904,776
                                                                    ------------

INTEGRATED OIL & GAS - 1.6%
Murphy Oil Corporation                                  137,000        7,315,800
                                                                    ------------

LIFE & HEALTH INSURANCE - 0.4%
KMG America Corporation *                               438,600        2,030,718
                                                                    ------------

MORTGAGE REIT'S - 2.7%
HomeBanc Corporation                                    321,600        1,122,384
Luminent Mortgage Capital, Inc.                         345,000        3,084,300

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                          SERIES V (MID CAP VALUE SERIES)
March 31, 2007 (Unaudited)- continued

                                                       SHARES           VALUE
                                                      ---------     ------------
COMMON STOCK (continued)
MORTGAGE REIT'S (CONTINUED)
MFA Mortgage Investments, Inc.                          580,000     $  4,466,000
Opteum, Inc.                                            768,100        3,456,450
                                                                    ------------
                                                                      12,129,134
                                                                    ------------

MULTI - LINE INSURANCE - 1.5%
American Financial Group, Inc.                          198,000        6,739,920
                                                                    ------------

OIL & GAS DRILLING - 2.4%
Helmerich & Payne, Inc.                                 365,000       11,074,100
                                                                    ------------

OIL & GAS EQUIPMENT & SERVICES - 1.3%
Key Energy Services, Inc. *                             350,000        5,722,500
                                                                    ------------

OIL & GAS EXPLORATION &
PRODUCTION - 1.6%
Gulfport Energy Corporation *                           125,300        1,674,008
Newfield Exploration Company *                          129,000        5,380,590
                                                                    ------------
                                                                       7,054,598
                                                                    ------------

OIL & GAS REFINING & MARKETING - 0.4%
Nova Biosource Fuels, Inc. * (1)                        738,700        2,031,425
                                                                    ------------

OIL & GAS STORAGE &
TRANSPORTATION - 4.4%
Double Hull Tankers, Inc.                               178,500        2,638,230
Williams Companies, Inc.                                611,500       17,403,290
                                                                    ------------
                                                                      20,041,520
                                                                    ------------

PACKAGED FOODS & MEATS - 3.7%
Hormel Foods Corporation                                233,000        8,665,270
JM Smucker Company                                      150,000        7,998,000
                                                                    ------------
                                                                      16,663,270
                                                                    ------------

PAPER PACKAGING - 3.2%
Bemis Company, Inc.                                     232,000        7,746,480
Sonoco Products Company                                 184,700        6,941,026
                                                                    ------------
                                                                      14,687,506
                                                                    ------------

PERSONAL PRODUCTS - 2.2%
Alberto-Culver Company                                   90,000        2,059,200
Playtex Products, Inc. *                                600,000        8,142,000
                                                                    ------------
                                                                      10,201,200
                                                                    ------------

PROPERTY & CASUALTY INSURANCE - 4.2%
Alleghany Corporation *                                  14,644        5,471,051
Hanover Insurance Group, Inc.                           101,200        4,667,344
North Pointe Holdings
   Corporation * (1)                                    254,000        3,070,860
United America Indemnity, Ltd. *                         80,500        1,867,600
W.R. Berkley Corporation                                115,900        3,838,608
                                                                    ------------
                                                                      18,915,463
                                                                    ------------

REGIONAL BANKS - 1.1%
South Financial Group, Inc.                               1,550           38,316
Wilmington Trust Corporation                            113,000        4,765,210
                                                                    ------------
                                                                       4,803,526
                                                                    ------------

SEMICONDUCTOR EQUIPMENT - 0.9%
Ultratech, Inc. *                                       310,000        4,219,100
                                                                    ------------

SEMICONDUCTORS - 2.5%
Applied Micro Circuits
   Corporation *                                        460,000        1,679,000
IXYS Corporation *                                      450,000        4,603,500
STATS ChipPAC, Ltd. ADR *                               434,000        5,216,680
                                                                    ------------
                                                                      11,499,180
                                                                    ------------

SOFT DRINKS - 0.9%
Cott Corporation *                                      302,700        4,050,126
                                                                    ------------

SPECIALIZED CONSUMER SERVICES - 1.3%
Regis Corporation                                       147,300        5,946,501
                                                                    ------------

SPECIALTY CHEMICALS - 1.0%
Material Sciences Corporation *                          57,000          568,860
Minerals Technologies, Inc.                              65,700        4,083,912
                                                                    ------------
                                                                       4,652,772
                                                                    ------------

SPECIALTY STORES - 0.2%
Sally Beauty Holdings, Inc. *                            90,000          827,100
                                                                    ------------

TIRES & RUBBER - 1.6%
Bandag, Inc.                                            145,000        7,350,050
                                                                    ------------

TRADING COMPANIES & DISTRIBUTORS - 1.2%
United Rentals, Inc. * (2)                              195,800        5,384,500
                                                                    ------------

TOTAL COMMON STOCK (Cost $312,495,395)                              $426,586,330
                                                                    ------------

PREFERRED STOCK - 0.3%
DIVERSIFIED METALS &  MINING  - 0.2%
Arch Coal, Inc.                                           5,200          776,100
                                                                    ------------

ENVIRONMENTAL & FACILITIES SERVICES - 0.1%
ThermoEnergy Corporation
   PIPE * (1)(3)(4)                                   1,130,000          339,000
                                                                    ------------

METAL & GLASS CONTAINERS - 0.0%
Owens-Illinois, Inc.                                      5,500          210,650
                                                                    ------------
TOTAL PREFERRED STOCK (Cost $1,528,598)                             $  1,325,750
                                                                    ------------
WARRANTS - 0.2%
WARRANTS - 0.2%
Electric City Corporation $1.00, 3/19/2009               23,333            9,877
Nova Biosource Fuels, Inc. $2.40, 7/5/2011(1)           369,350          701,315

ThermoEnergy Corporation $0.75, 7/14/2008(1)(3)       1,130,000           93,903
                                                                    ------------
                                                                         805,095
                                                                    ------------
TOTAL WARRANTS (Cost $999,025)                                      $    805,095
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                         SERIES V (MID CAP VALUE SERIES)
March 31, 2007 (Unaudited)- Continued

                                                 PRINCIPAL
                                                   AMOUNT            VALUE
                                               -------------      -------------
CONVERTIBLE BOND - 0.4%
NATURAL GAS - 0.4%
Hanover Compressor Company
   4.75%, 2008                                 $   1,700,000      $   1,649,000
                                                                  -------------
TOTAL CONVERTIBLE BOND (Cost$1,681,078)                           $   1,649,000
                                                                  -------------

ASSET BACKED COMMERCIAL PAPER - 2.3%
FINANCIAL COMPANIES - DIVERSIFIED - 0.3%
Amsterdam Funding Corporation
   5.28%, 4/12/2007                                1,243,000          1,240,995
                                                                  -------------

FINANCIAL COMPANIES - MISCELLANEOUS
RECEIVABLES - 0.9%
Fairway Finance Corporation

   5.275%, 4/10/2007                               2,000,000          1,997,363
   5.30%, 4/13/2007                                1,300,000          1,297,703
Jupiter Securitization Corporation

   5.30%, 4/13/2007                                1,000,000            998,233
                                                                  -------------
                                                                      4,293,299

                                                                  -------------

FINANCIAL COMPANIES - TRADE
RECEIVABLES - 1.1%
Old Line Funding LLC
   5.28%, 4/5/2007                                 2,907,000          2,905,295
Sheffield Receivables Corporation
   5.29%, 4/12/2007                                2,000,000          1,996,767
                                                                  -------------
                                                                      4,902,062
                                                                  -------------

TOTAL ASSET BACKED COMMERCIAL PAPER                               $  10,436,356
(Cost $10,436,356)
                                                                  -------------

COMMERCIAL PAPER - 3.2%
BANKING - 1.1%
UBS Finance (DE) LLC
   5.27%, 4/2/2007                                 2,000,000          1,999,707
   5.26%, 4/4/2007                                 1,300,000          1,299,430
   5.25%, 4/16/2007                                1,600,000          1,596,500
                                                                  -------------
                                                                      4,895,637
                                                                  -------------

BROKERAGE - 1.2%

Goldman Sachs Group, Inc.
   5.27%, 4/3/2007                                 1,400,000          1,399,590
   5.26%, 4/9/2007                                 2,400,000          2,397,195
Merrill Lynch & Company, Inc.
   5.25%, 4/3/2007                                 1,800,000          1,799,475
                                                                  -------------
                                                                      5,596,260
                                                                  -------------

CAPTIVE - 0.2%
HSBC Finance Corporation
   5.30%, 4/11/2007                                1,000,000            998,528
                                                                  -------------

NON U.S. BANKING - 0.7%
Danske Corporation
   5.27%, 4/11/2007                                1,800,000          1,797,365
Societe Generale
   5.27%, 4/4/2007                                 1,400,000          1,399,385
                                                                  -------------
                                                                      3,196,750
                                                                  -------------
TOTAL COMMERCIAL PAPER (Cost$14,687,175)                          $  14,687,175
                                                                  -------------

REPURCHASE AGREEMENT - 0.0%
United Missouri Bank, 4.89%,
     dated 03-30-07, matures
     04-02-07; repurchase
     amount$240,098
     (Collateralized by
     GNMA, 5.00%, 10-16-28
     with a value of $244,801)                 $     240,000      $     240,000
                                                                  -------------
TOTAL REPURCHASE AGREEMENT (Cost $240,000)                        $     240,000
                                                                  -------------
TOTAL INVESTMENTS (SBL V FUND)                                    $ 455,729,706
(COST $342,067,627) - 100.1%
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%                         (348,635)
                                                                  -------------
TOTAL NET ASSETS - 100.0%                                         $ 455,381,071
                                                                  =============

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $342,065,794.

*   -  Non-income producing security

1   -  Security is deemed illiquid. See Notes to financial statements.

2   -  Security is segregated as collateral for open written options contracts.

3   -  Security is restricted from resale. See Notes to financial statements.

4   -  PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

Glossary:

ADR - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES X (SMALL CAP VALUE SERIES)
March 31, 2007 (Unaudited)


                                                      SHARES           VALUE
                                                     ---------     -------------
COMMON STOCK - 95.9%
AEROSPACE & DEFENSE - 5.9%
BE Aerospace, Inc. *                                    51,780     $   1,641,426
Ceradyne, Inc. *                                        19,870         1,087,684
Heico Corporation                                       37,350         1,362,901
Ladish Company, Inc. *                                  26,200           986,168
                                                                   -------------
                                                                       5,078,179
                                                                   -------------

AIRLINES - 0.8%

Allegiant Travel Company *                              20,540           647,010
                                                                   -------------

ALTERNATIVE CARRIERS - 1.2%
Time Warner Telecom, Inc. *                             48,020           997,375
                                                                   -------------
APPAREL RETAIL - 2.4%
Cache, Inc. *                                           43,090           764,847
Jos A. Bank Clothiers, Inc. *                           38,177         1,349,557
                                                                   -------------
                                                                       2,114,404
                                                                   -------------

APPLICATION SOFTWARE - 2.9%
Advent Software, Inc. *                                 41,650         1,452,336
Concur Technologies, Inc. *                             58,320         1,018,267
                                                                   -------------
                                                                       2,470,603
                                                                   -------------

ASSET MANAGEMENT & CUSTODY
BANKS - 0.8%
Penson Worldwide, Inc. *                                22,750           686,823
                                                                   -------------

BROADCASTING & CABLE TV - 0.7%
DG FastChannel, Inc. *                                  37,300           620,299
                                                                   -------------

CASINOS & GAMING - 3.6%
Century Casinos, Inc. *                                131,770         1,087,103
Scientific Games Corporation *                          60,870         1,998,362
                                                                   -------------
                                                                       3,085,465

                                                                   -------------

COMPUTER HARDWARE - 0.9%
Cray, Inc. *                                            53,610           739,282
                                                                   -------------

EDUCATION SERVICES - 1.2%
DeVry, Inc.                                             34,300         1,006,705
                                                                   -------------

ELECTRONIC EQUIPMENT
MANUFACTURERS - 0.6%
DTS, Inc. *                                             20,080           486,538
                                                                   -------------

ENVIRONMENTAL & FACILITIES
SERVICES - 2.3%
Rollins, Inc.                                           52,520         1,208,485
Team, Inc. *                                            21,180           808,017
                                                                   -------------
                                                                       2,016,502

                                                                   -------------

FOOTWEAR - 2.0%

CROCS, Inc. *                                           14,160           669,060
Iconix Brand Group, Inc. *                              51,330         1,047,132
                                                                   -------------
                                                                       1,716,192
                                                                   -------------

HEALTH CARE EQUIPMENT - 12.0%
American Medical Systems
   Holdings, Inc. *                                     76,210         1,613,366
Angiodynamics, Inc. *                                   66,040         1,115,416
Cutera, Inc. *                                          21,510           778,447
Kyphon, Inc. *                                          12,910     $     582,757
LeMaitre Vascular, Inc. *                              151,110           974,659
Micrus Endovascular
   Corporation *                                        40,050           954,792
NuVasive, Inc. *                                        46,350         1,100,812
Orthovita, Inc. *                                      201,550           588,526
Resmed, Inc. *                                          26,280         1,323,724
Spectranetics Corporation *                            127,890         1,368,423
                                                                   -------------
                                                                      10,400,922
                                                                   -------------

HEALTH CARE FACILITIES - 2.7%
Five Star Quality Care, Inc. *                         144,870         1,489,264
NovaMed, Inc. *                                        125,840           815,443
                                                                   -------------
                                                                       2,304,707
                                                                   -------------

HEALTH CARE SERVICES - 1.0%
HMS Holdings Corporation *                              38,990           853,881
                                                                   -------------

HEALTH CARE SUPPLIES - 1.7%
PolyMedica Corporation                                  34,486         1,459,792
                                                                   -------------
HEALTH CARE TECHNOLOGY - 2.6%
Systems Xcellence, Inc. *                               43,640           822,178
Trizetto Group *                                        43,420           868,834
Vital Images, Inc. *                                    16,250           540,475
                                                                   -------------
                                                                       2,231,487
                                                                   -------------

HOME ENTERTAINMENT SOFTWARE - 2.7%
The9, Ltd. ADR *                                        34,660         1,169,429
THQ, Inc. *                                             34,080         1,165,195
                                                                   -------------
                                                                       2,334,624
                                                                   -------------

HUMAN RESOURCE & EMPLOYMENT
Services - 1.6%
Barrett Business Services                               58,180         1,341,049
                                                                   -------------

INDUSTRIAL MACHINERY - 1.3%
Flow International Corporation *                       106,480         1,143,595
                                                                   -------------

INTEGRATED TELECOMMUNICATION
SERVICES - 1.3%
Cbeyond, Inc. *                                         39,710         1,164,694
                                                                   -------------

INTERNET RETAIL - 1.8%
Nutrisystem, Inc. *                                     29,970         1,570,728
                                                                   -------------

INTERNET SOFTWARE & SERVICES - 12.4%
Cybersource Corporation *                               87,830         1,098,753
DealerTrack Holdings, Inc. *                            27,480           844,186
Equinix, Inc. *                                          8,850           757,825
j2 Global Communications, Inc. *                        56,500         1,566,180
Marchex, Inc. (Cl.B)                                    88,220         1,351,530
Navisite, Inc. *                                       168,610         1,013,346
Online Resources Corporation *                          84,400           968,068
Perficient, Inc. *                                      51,160         1,011,945
RADVision, Ltd. *                                       40,520           956,272

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                        SERIES X (SMALL CAP VALUE SERIES)
March 31, 2007 (Unaudited) - Continued

                                                         SHARES         VALUE
                                                       ---------    ------------
COMMON STOCK (CONTINUED)
INTERNET SOFTWARE & SERVICES (CONTINUED)
WebEx Communications, Inc. *                              19,930    $  1,133,220
                                                                    ------------
                                                                      10,701,325
                                                                    ------------

INVESTMENT BANKING & BROKERAGE - 3.0%
Investment Technology Group,
   Inc. *                                                 38,950       1,526,840
Optionable, Inc. *                                        53,900         319,627
optionsXpress Holdings, Inc.                              33,110         779,409
                                                                    ------------
                                                                       2,625,876
                                                                    ------------

LEISURE FACILITIES - 1.2%
Life Time Fitness, Inc. *                                 20,510       1,054,419
                                                                    ------------

MARINE PORTS & SERVICES - 1.2%
Aegean Marine Petroleum
   Network, Inc.                                          62,520       1,052,837
                                                                    ------------

MORTGAGE REIT'S - 1.7%
KKR Financial Corporation                                 54,780       1,502,615
                                                                    ------------

OIL & GAS EQUIPMENT & Services - 5.4%
Core Laboratories N.V. *                                  12,700       1,064,641
Dril-Quip, Inc. *                                         23,780       1,029,199
Oil States International, Inc. *                          39,770       1,276,219
Superior Energy Services, Inc. *                          36,530       1,259,189
                                                                    ------------
                                                                       4,629,248
                                                                    ------------

PACKAGED FOODS & MEATS - 1.2%
SunOpta, Inc. *                                           84,730       1,008,287
                                                                    ------------

PHARMACEUTICALS - 2.0%
KV Pharmaceutical Company *                               46,210       1,142,773
Medicis Pharmaceutical
   Corporation                                            19,550         602,531
                                                                    ------------
                                                                       1,745,304
                                                                    ------------

PROPERTY & CASUALTY INSURANCE - 4.5%
Amerisafe, Inc. *                                         44,950         847,307
Amtrust Financial Services, Inc.                          94,600         998,976
First Mercury Financial
   Corporation *                                          40,050         823,028
Security Capital Assurance, Ltd.                          42,980       1,213,325
                                                                    ------------
                                                                       3,882,636
                                                                    ------------

REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.5%
FirstService Corporation *                                45,420       1,252,684
                                                                    ------------

SEMICONDUCTOR EQUIPMENT - 1.0%
Varian Semiconductor Equipment
   Associates, Inc. *                                     16,420         876,500
                                                                    ------------

SEMICONDUCTORS - 0.8%
Atheros Communications, Inc. *                            28,890         691,338
                                                                    ------------

SPECIALIZED CONSUMER SERVICES - 1.8%
Steiner Leisure, Ltd. *                                   35,070       1,577,449
                                                                    ------------

SPECIALIZED FINANCE - 2.9%
International Securities Exchange
   Holdings, Inc.                                         22,240       1,085,312
Portfolio Recovery Associates, Inc. *                     32,450       1,448,893
                                                                    ------------
                                                                       2,534,205
                                                                    ------------

TRADING COMPANIES & DISTRIBUTORS - 0.6%
Houston Wire & Cable Company *                            19,880         557,038
                                                                    ------------

TRUCKING - 0.7%

Old Dominion Freight Line, Inc. *                         21,130         608,755
                                                                    ------------
TOTAL COMMON STOCK (Cost $73,850,797)                               $ 82,771,372
                                                                    ------------

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ----------    ------------
REPURCHASE AGREEMENT - 1.8%
United Missouri Bank, 4.89%, dated 03-30-07,
matures 04-02-07; repurchase amount
$1,562,637 (Collateralized by U.S.
Treasury Note, 6.50%, 02-15-10 with a
value of $1,593,937)                                  $1,562,000    $  1,562,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $1,562,000)                        $  1,562,000
                                                                    ------------
TOTAL INVESTMENTS (SBL X FUND)                                      $ 84,333,372
(COST $75,412,797) - 97.7%
OTHER ASSETS IN EXCESS OF LIABILITIES - 2.3%                           2,002,759
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 86,336,131
                                                                    ============

FOOTNOTES

Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $75,548,206.

*        - Non-income producing security

Glossary:

ADR     - American Depositary Receipt

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                              SERIES Y (SELECT 25 SERIES)
March 31, 2007 (Unaudited)

                                                        SHARES         VALUE
                                                      ----------    ------------
COMMON STOCK - 91.6%
AEROSPACE & Defense - 2.3%
L-3 Communications Holdings, Inc.                         21,300    $  1,863,111
                                                                    ------------

AIR FREIGHT & LOGISTICS - 4.8%
FedEx Corporation                                        35,600        3,824,508
                                                                    ------------

BIOTECHNOLOGY - 3.2%
Amgen, Inc. *                                            46,100        2,576,068
                                                                    ------------

BROADCASTING & CABLE TV - 1.5%
CBS Corporation (Cl.B)                                   40,300        1,232,777
                                                                    ------------

COAL & CONSUMABLE FUELS - 2.2%
Evergreen Energy, Inc. *                                264,000        1,734,480
                                                                    ------------

COMMUNICATIONS EQUIPMENT - 6.0%
ADC Telecommunications, Inc. *                          155,070        2,595,872
Cisco Systems, Inc. *                                    86,800        2,216,004
                                                                    ------------
                                                                       4,811,876
                                                                    ------------

CONSTRUCTION & ENGINEERING - 2.1%
Shaw Group, Inc. *                                       54,650        1,708,905
                                                                    ------------

CONSUMER FINANCE - 7.4%
Capital One Financial Corporation                        34,500        2,603,370
First Marblehead Corporation                             74,300        3,335,327
                                                                    ------------
                                                                       5,938,697
                                                                    ------------

DATA PROCESSING & OUTSOURCED
SERVICES - 5.1%
First Data Corporation                                   59,600        1,603,240
Western Union Company                                   113,300        2,486,935
                                                                    ------------
                                                                       4,090,175
                                                                    ------------

EXCHANGE TRADED FUNDS - 6.8%
iShares Russell 1000 Growth
   Index Fund                                            50,000        2,781,000
iShares S&P 500 Growth Index
   Fund                                                  41,000        2,649,830
                                                                    ------------
                                                                       5,430,830
                                                                    ------------

HOME IMPROVEMENT RETAIL - 4.9%
Home Depot, Inc.                                        107,900        3,964,246
                                                                    ------------

HOTELS, RESORTS & CRUISE LINES - 3.0%
Carnival Corporation                                     50,700        2,375,802
                                                                    ------------

HYPERMARKETS & SUPER CENTERS - 4.0%
Wal-Mart Stores, Inc.                                    68,100        3,197,295
                                                                    ------------

INDUSTRIAL GASES - 0.9%
Praxair, Inc.                                            11,900          749,224
                                                                    ------------

LIFE SCIENCES TOOLS & SERVICES - 4.4%
Covance, Inc. *                                          59,300        3,518,862
                                                                    ------------

MOVIES & ENTERTAINMENT - 1.0%
Viacom, Inc. (Cl.B) *                                    20,000          822,200
                                                                    ------------

MULTI-LINE INSURANCE - 5.7%
American International Group, Inc.                       67,600        4,544,072

                                                                    ------------

OIL & GAS EQUIPMENT & SERVICES - 4.5%
Baker Hughes, Inc.                                       12,500     $    826,625
BJ Services Company                                      98,600        2,750,940
                                                                    ------------
                                                                       3,577,565
                                                                    ------------

OIL & GAS STORAGE &
TRANSPORTATION - 5.4%
Williams Companies, Inc. (1)                            152,500        4,340,150
                                                                    ------------

OTHER DIVERSIFIED FINANCIAL
SERVICES - 3.2%
Citigroup, Inc.                                          50,200        2,577,268
                                                                    ------------

PHARMACEUTICALS - 4.3%
Johnson & Johnson                                        56,500        3,404,690
                                                                    ------------

SOFT DRINKS - 1.7%
PepsiCo, Inc.                                            21,000        1,334,760
                                                                    ------------

SYSTEMS SOFTWARE - 2.0%
Microsoft Corporation                                    57,900        1,613,673
                                                                    ------------

TRADING COMPANIES & DISTRIBUTORS - 5.2%
W.W. Grainger, Inc.                                      54,200        4,186,408
                                                                    ------------
TOTAL COMMON STOCK (Cost $68,291,717)                               $ 73,417,642
                                                                    ------------

                                                       PRINCIPAL
                                                         AMOUNT        VALUE
                                                      ----------    ------------
ASSET BACKED COMMERCIAL PAPER - 3.1%
FINANCIAL COMPANIES - TRADE
RECEIVABLES  - 3.1%
Sheffield Receivables Corporation
   5.28%, 4/2/2007                                     1,000,000         999,853
   5.29%, 4/4/2007                                     1,500,000       1,499,339
                                                                    ------------
                                                                       2,499,192

                                                                    ------------
TOTAL ASSET BACKED COMMERCIAL PAPER                                  $ 2,499,192
                                                                    ------------
(Cost $2,499,192)
COMMERCIAL PAPER - 2.9%
FINANCIAL - OTHER - 1.3%
Countrywide Financial Corporation
   5.37%, 4/9/2007                                     1,000,000         998,807
                                                                    ------------
NON U.S. BANKING - 1.6%
Bank of Ireland
   5.30%, 4/5/2007                                     1,300,000       1,299,234
                                                                    ------------
TOTAL COMMERCIAL PAPER (Cost $ 2,298,041)                           $  2,298,041
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                              SERIES Y (SELECT 25 SERIES)
March 31, 2007 (Unaudited) - Continued

                                                      PRINCIPAL
                                                        AMOUNT         VALUE
                                                      ----------    ------------
REPURCHASE AGREEMENT - 2.6%
United Missouri Bank, 4.89%, dated 03-30-07,
     matures 04-02-07; repurchase amount
     $2,125,866 (Collateralized by U.S.
     Treasury Note, 3.625%, 01-15-10 with a
     value of $2,167,826)                             $2,125,000    $  2,125,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENT (Cost $2,125,000)                        $  2,125,000
                                                                    ------------
TOTAL INVESTMENTS (SBL Y FUND)                                      $ 80,339,875
(COST $75,213,950) - 100.2%

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%                          (157,833)
                                                                    ------------
TOTAL NET ASSETS - 100.0%                                           $ 80,182,042
                                                                    ------------

FOOTNOTES

Percentages are stated as a percent of net assets.

For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $75,601,642.

*    - Non-income producing security

1    - Security is segregated as collateral for open written options contracts.

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                    SERIES Z (ALPHA OPPORTUNITY SERIES)
March 31, 2007 (Unaudited)

                                                                   SHARES       VALUE
                                                                   ------    ----------
COMMON STOCK - 42.1%
AEROSPACE & DEFENSE - 0.4%
Hexcel Corporation *                                                7,800    $  154,830
                                                                             ----------

AGRICULTURAL PRODUCTS - 0.0%
Cresud S.A. ADR                                                       600        12,318
                                                                             ----------

AIRLINES - 0.1%
Alaska Air Group, Inc. *                                            1,000        38,100
                                                                             ----------

ALTERNATIVE CARRIERS - 0.9%
Level 3 Communications, Inc. *                                     55,900       340,990
                                                                             ----------

ALUMINUM - 1.4%
Alcoa, Inc.                                                         1,800        61,020
Aluminum Corporation of China,
   Ltd. ADR                                                         9,800       254,702
Century Aluminum Company *                                          4,400       206,272
                                                                             ----------
                                                                                521,994
                                                                             ----------

COMMODITY CHEMICALS - 1.2%
Lyondell Chemical Company                                          14,900       446,553
                                                                             ----------

CONSTRUCTION & ENGINEERING - 4.6%
Chicago Bridge & Iron Company
   N.V                                                             12,900       396,675
EMCOR Group, Inc. *                                                 4,200       247,716
Fluor Corporation                                                   1,200       107,664
Foster Wheeler, Ltd. *                                              6,900       402,891
Granite Construction, Inc.                                          2,700       149,202
KBR, Inc. *                                                         9,800       199,430
Perini Corporation *                                                3,300       121,638
Quanta Services, Inc. *                                             3,000        75,660
                                                                             ----------
                                                                              1,700,876
                                                                             ----------

CONSTRUCTION & FARM MACHINERY & HEAVY
TRUCKS - 2.7%
AGCO Corporation *                                                  5,200       192,244
ASV, Inc. *                                                         1,100        16,786
Bucyrus International, Inc. (1)                                    10,400       535,600
CNH Global N.V                                                      2,500        93,225
Lindsay Corporation                                                 3,900       123,981
Wabash National Corporation                                         3,600        55,512
                                                                             ----------
                                                                              1,017,348
                                                                             ----------

DATA PROCESSING & OUTSOURCED
SERVICES - 1.2%
Electronic Data Systems
   Corporation                                                     16,300       451,184
                                                                             ----------

DIVERSIFIED COMMERCIAL & PROFESSIONAL
SERVICES - 0.8%
Pike Electric Corporation *                                         5,900       106,672
Ritchie Bros Auctioneers, Inc.                                      3,400       198,968
                                                                             ----------
                                                                                305,640
                                                                             ----------

DIVERSIFIED METALS & MINING - 1.4%
AMCOL International Corporation                                     2,400        71,160
Anglo American plc ADR                                              2,200        58,124
Mechel ADR                                                          4,000       133,000
Peru Copper, Inc. *                                                17,100        70,452
Titanium Metals Corporation *                                       5,600       200,928
                                                                             ----------
                                                                                533,664
                                                                             ----------

ELECTRICAL COMPONENTS &
EQUIPMENT - 0.9%
American Superconductor
   Corporation *                                                      600         8,082
General Cable Corporation *                                         3,000       160,290
GrafTech International, Ltd. *                                        200         1,816
Lamson & Sessions Company *                                         5,800       161,182
                                                                             ----------
                                                                                331,370
                                                                             ----------

ELECTRONIC EQUIPMENT
MANUFACTURERS - 0.1%
OYO Geospace Corporation *                                            400        28,368
                                                                             ----------

EXCHANGE TRADED FUNDS - 4.4%
CurrencyShares Japanese Yen
   Trust *                                                          1,700       144,262
iShares Lehman 20+ Year
   Treasury Bond Fund                                               2,300       203,205
iShares Silver Trust *                                              2,900       387,150
Streettracks Gold Trust * (1)                                      13,500       887,760
                                                                             ----------
                                                                              1,622,377
                                                                             ----------

FERTILIZERS & AGRICULTURAL
CHEMICALS - 4.5%
Agrium, Inc.                                                        2,500        95,825
CF Industries Holdings, Inc.                                        1,800        69,390
Monsanto Company                                                    3,300       181,368
Mosaic Company *                                                    2,500        66,650
Potash Corporation of
   Saskatchewan, Inc. (1)                                           6,400     1,023,552
Sociedad Quimica y Minera de
   Chile S.A. ADR                                                   1,500       219,000
                                                                             ----------
                                                                              1,655,785
                                                                             ----------

GOLD - 0.4%
Randgold Resources, Ltd. ADR                                        6,800       162,588
                                                                             ----------

INDUSTRIAL CONGLOMERATES - 0.5%
McDermott International, Inc. *                                     3,900       191,022
                                                                             ----------

INDUSTRIAL MACHINERY - 3.2%
SPX Corporation (1)                                                 8,000       561,600
Valmont Industries, Inc. (1)                                       10,700       618,781
                                                                             ----------
                                                                              1,180,381
                                                                             ----------

OIL & GAS EQUIPMENT & SERVICES - 0.6%
Input/Output, Inc. *                                                2,300        31,694
Lone Star Technologies, Inc. *                                        600        39,618
Willbros Group, Inc. *                                              5,900       132,986
                                                                             ----------
                                                                                204,298
                                                                             ----------
OIL & GAS EXPLORATION &
PRODUCTION - 1.7%
Apache Corporation                                                  4,300       304,010

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES Z (ALPHA OPPORTUNITY SERIES)
March 31, 2007 (Unaudited) - continued

                                                                    SHARES      VALUE
                                                                    ------   -----------
COMMON STOCK (CONTINUED)
OIL & GAS EXPLORATION & PRODUCTION
(CONTINUED)
Norsk Hydro ASA ADR                                                  7,200   $   236,304
Quicksilver Resources, Inc. *                                        2,200        87,494
                                                                             -----------
                                                                                 627,808
                                                                             -----------

PACKAGED FOODS & MEATS - 0.4%
Perdigao S.A. ADR                                                    1,200        31,860
Pilgrim's Pride Corporation                                          1,200        39,828
Smithfield Foods, Inc. *                                             1,200        35,940
Tyson Foods, Inc.                                                    1,200        23,292
                                                                             -----------
                                                                                 130,920
                                                                             -----------

PAPER PRODUCTS - 0.9%
Abitibi-Consolidated, Inc.                                          37,500       105,750
Bowater, Inc.                                                        8,900       211,998
                                                                             -----------
                                                                                 317,748
                                                                             -----------

PERSONAL PRODUCTS - 0.2%
Estee Lauder Companies, Inc.                                         1,200        58,620
                                                                             -----------

REAL ESTATE MANAGEMENT &
DEVELOPMENT - 1.1%
Brookfield Asset Management,
   Inc.                                                              7,800       407,628
                                                                             -----------

SEMICONDUCTOR EQUIPMENT - 0.4%
Asyst Technologies, Inc. *                                           2,800        19,684
Formfactor, Inc. *                                                   2,700       120,825
                                                                             -----------
                                                                                 140,509
                                                                             -----------

SEMICONDUCTORS - 0.6%
Analog Devices, Inc.                                                 1,700        58,633
Intersil Corporation                                                 5,000       132,450
ON Semiconductor Corporation *                                       2,300        20,516
                                                                             -----------
                                                                                 211,599
                                                                             -----------

STEEL - 6.5%
AK Steel Holding Corporation *                                      12,000       280,680
Allegheny Technologies, Inc.                                         1,600       170,704
Cia Vale do Rio Doce ADR                                            10,700       395,793
Friedman Industries, Inc.                                            1,100        10,164
Gibraltar Industries, Inc.                                           8,000       180,960
Olympic Steel, Inc.                                                  6,500       201,435
Quanex Corporation                                                   4,300       182,105
Schnitzer Steel Industries, Inc.                                     8,600       345,462
Steel Technologies, Inc.                                             8,825       261,044
Worthington Industries, Inc.                                        17,700       364,266
                                                                             -----------
                                                                               2,392,613
                                                                             -----------

TRADING COMPANIES & DISTRIBUTORS - 0.8%
UAP Holding Corporation                                             10,700       276,595
United Rentals, Inc. *                                               1,400        38,500
                                                                             -----------
                                                                                 315,095
                                                                             -----------

TRUCKING - 0.2%
J.B. Hunt Transport Services, Inc.                                   3,500        91,840
                                                                             -----------
TOTAL COMMON STOCK (Cost $15,425,198)                                        $15,594,066
                                                                             -----------

                                                                          PRINCIPAL
                                                                            AMOUNT         VALUE
                                                                         -----------    ------------
U.S. GOVERNMENT SPONSORED AGENCY BONDS & NOTES - 38.8%
Federal Farm Credit
Discount Note
   5.03% - 2007 (1)                                                      $   600,000    $    592,211
   5.103% - 2007 (1)                                                       2,000,000       1,992,020
Federal Home Loan Bank
   5.107% - 2007 (1)                                                         850,000         840,468
   5.12% - 2007 (1)                                                          475,000         472,501
   5.15% - 2007 (1)                                                          625,000         620,467
   5.17% - 2007 (1)                                                          250,000         249,181
   5.17% - 2007 (1)                                                          275,000         274,373
Federal Home Loan Mortgage Corporation
   5.11% - 2007 (1)                                                          400,000         396,593
   5.124% - 2007 (1)                                                       1,100,000       1,097,805
   5.12% - 2007 (1)                                                          275,000         272,771
   5.135% - 2007 (1)                                                         750,000         750,000
   5.135% - 2007 (1)                                                         725,000         724,277
Federal National Mortgage Association
   5.09% - 2007 (1)                                                          325,000         319,772
   5.13% - 2007 (1)                                                        1,750,000       1,747,756
   5.125% - 2007 (2)                                                       1,100,000       1,095,306
   5.135% - 2007 (2)                                                         600,000         599,829
   5.137% - 2007 (1)                                                         575,000         573,115
   5.14% - 2007 (2)                                                        1,400,000       1,391,239
   5.135% - 2007 (1)                                                         375,000         371,540
                                                                                        ------------
TOTAL U.S. GOVERNMENT SPONSORED AGENCY
BONDS & NOTES                                                                           $ 14,381,224
   (Cost $14,379,190)
                                                                                        ------------
TOTAL INVESTMENTS (SBL Z FUND)                                                          $ 29,975,290
(COST $29,804,388) - 80.9%

OTHER ASSETS IN EXCESS OF LIABILITIES - 19.1%                                              7,065,620
                                                                                        ------------
TOTAL NET ASSETS - 100.0%                                                               $ 37,040,910
                                                                                        ============

                        SCHEDULE OF SECURITIES SOLD SHORT
                                 MARCH 31, 2007
                                   SBL Z FUND

                                                                 SHARES     VALUE
                                                                 ------    --------
COMMON STOCK - (2.2)%

APPAREL RETAIL - (0.1)%
HOT Topic, Inc. *                                                (4,300)   $(47,730)
                                                                           --------

BIOTECHNOLOGY - (0.2)%
Genentech, Inc. *                                                (1,100)    (90,332)
                                                                           --------

DIVERSIFIED CHEMICALS - (0.1)%
Ashland, Inc.                                                      (600)    (39,360)
                                                                           --------

GENERAL MERCHANDISE STORES - (0.3)%
Family Dollar Stores, Inc.                                       (3,300)    (97,746)
                                                                           --------

HUMAN RESOURCE & EMPLOYMENT
SERVICES - (0.1)%
Administaff, Inc.                                                (1,100)    (38,720)
                                                                           --------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS                     SERIES Z (ALPHA OPPORTUNITY SERIES)
March 31, 2007 (Unaudited) - continued

                                                                  SHARES      VALUE
                                                                  ------    ---------
COMMON STOCK (CONTINUED)

HYPERMARKETS & SUPER CENTERS - (0.1)%
Wal-Mart Stores, Inc.                                               (600)   $ (28,170)
                                                                            ---------

OTHER DIVERSIFIED FINANCIAL
SERVICES - (0.6)%
Bank of America Corporation                                       (4,300)    (219,386)
                                                                            ---------

REGIONAL BANKS - (0.3)%
BB&T Corporation                                                    (600)     (24,612)
PNC Financial Services Group, Inc.                                (1,100)     (79,167)
                                                                            ---------
                                                                             (103,779)
                                                                            ---------

REINSURANCE - (0.1)%
Montpelier Re Holdings, Ltd.                                      (2,200)     (38,148)
                                                                            ---------

RESTAURANTS - (0.2)%
Brinker International, Inc.                                       (2,200)     (71,940)
                                                                            ---------

TOBACCO - (0.1)%
Reynolds American, Inc.                                             (600)     (37,446)
                                                                            ---------
TOTAL COMMON STOCK                                                          $(812,757)
(Proceeds $811,218)
TOTAL SECURITIES SOLD SHORT (SBL Z
FUND) (PROCEEDS $811,218)                                                   $(812,757)
                                                                            =========

FOOTNOTES

Percentages are stated as a percent of net assets.
For federal income tax purposes the identified cost of investments owned at 3/31/2007 was $29,886,634.

*      - Non-income producing security
1      - Security is segregated as collateral for open futures contracts.
2      - Security is segregated as collateral for short positions.

Glossary:

ADR     - American Depositary Receipt
plc     - Public Limited Company

See notes to financial statements.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS

1. UNREALIZED APPRECIATION/DEPRECIATION ON INVESTMENTS

  For federal income tax purposes, the amounts of unrealized appreciation (depreciation) for each Series' investments, were as follows:

                                  GROSS          GROSS       NET UNREALIZED
                               UNREALIZED      UNREALIZED     APPRECIATION
                              APPRECIATION   (DEPRECIATION)  (DEPRECIATION)
                              ------------   --------------  --------------
SERIES A
 (Equity)                       91,356,471    (26,735,271)     64,621,200
SERIES B
 (Large Cap Value)             102,265,823     (1,907,232)    100,358,591
SERIES C
 (Money Market)                      6,199         (2,938)          3,261
SERIES D
 (Global)                      172,613,293     (6,693,593)    165,919,700
SERIES E
 (Diversified Income)              231,368     (2,553,478)     (2,322,110)
SERIES H
 (Enhanced Index)                8,785,660     (1,555,878)      7,229,782
SERIES J
 (Mid Cap Growth)               90,371,748    (31,308,338)     59,063,410
SERIES N
 (Managed Asset Allocation)     11,617,213     (1,698,370)      9,918,843
SERIES O
 (Equity Income)                58,198,333     (5,534,306)     52,664,027
SERIES P
 (High Yield)                    3,656,706     (2,391,829)      1,264,877
SERIES Q
 (Small Cap Value)              44,931,116     (5,327,878)     39,603,238
SERIES V
 (Mid Cap Value)               130,399,259    (16,735,347)    113,663,912
SERIES X
 (Small Cap Growth)             10,615,961     (1,830,795)      8,785,166
SERIES Y
 (Select 25)                     8,334,057     (3,595,824)      4,738,233
SERIES Z
 (Alpha Opportunity)               245,942       (157,286)         88,656

2. OPEN FUTURES CONTRACTS

Open futures contracts for Series E, Series H and Series Z as of March 31, 2007 were as follows:

                                                        NUMBER OF  EXPIRATION    CONTRACT         MARKET       UNREALIZED
                                              POSITION  CONTRACTS     DATE        AMOUNT           VALUE       GAIN/(LOSS)
                                              --------  ---------  ----------   -----------   -------------  --------------
SERIES E
U.S. 2-Year Note Future                         Long        380    06-29-2007   77,990,314      77,858,437        (131,877)
U.S. 5-Year Note Future                         Long         15    06-29-2007    1,582,084       1,586,953           4,869
U.S. 10-Year Note Future                        Short      (133)   06-20-2007  (14,464,222)    (14,380,625)         83,597
                                                                                -----------   -------------  --------------
                                                                                65,108,176    $ 65,064,765    $    (43,411)
                                                                                ===========   =============  ==============

SERIES H
S&P 500 E-Mini Future                           Long         11    06-15-2007      780,837    $    787,160    $      6,323

SERIES Z
S&P 500 Index Future                            Long         41    06-15-2007   14,340,566    $ 14,669,800    $    329,234

3. OPTIONS WRITTEN

The following options written were outstanding for Series A, Series B, Series J, Series Q, Series V and Series Y as of March 31, 2007:

SERIES B PUT OPTIONS WRITTEN

                                                             EXPIRATION   EXERCISE    NUMBER OF    MARKET
COMMON STOCK                                                    DATE       PRICE      CONTRACTS    VALUE
------------                                                 ----------   --------   ----------   -------
McDermott International, Inc.                                 4/20/2007    $ 45.00        258     $ 3,870
                                                                                     ----------   -------
Total put options outstanding (premiums received, $41,108)                                258     $ 3,870
                                                                                     ==========   =======

SERIES J CALL OPTIONS WRITTEN

                                                             EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                    DATE       PRICE     CONTRACTS      VALUE
------------                                                 ----------   --------   ----------   --------
Flir Systems, Inc.                                           4/20/2007    $ 35.00         640     $ 80,000
                                                                                     ----------   --------
Total call options outstanding (premiums received, $120,719)                              640     $ 80,000
                                                                                     ==========   ========

SERIES Q CALL OPTIONS WRITTEN

                                                             EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                    DATE       PRICE     CONTRACTS     VALUE
------------                                                 ----------   --------   ----------   --------
ABM Industries. Inc.                                         4/20/2007    $ 25.00         20      $ 2,800
Armor Holdings, Inc.                                         8/17/2007      70.00         10        3,700
Boyd Gaming Corporation                                      4/20/2007      45.00         25        8,000
                                                             6/15/2007      50.00         10        1,800
Carpenter Technology Corporation                             6/15/2007      95.00         25       67,750
                                                             6/15/2007     100.00         90      204,300
                                                             6/15/2007     105.00         50       92,000
                                                             6/15/2007     110.00         25       36,250
Champion Enterprises, Inc.                                   7/20/2007      10.00        165        8,250
Chicago Bridge & Iron Company N.V.                           4/20/2007      25.00         40       22,800
                                                             7/20/2007      25.00         90       56,700
                                                             7/20/2007      30.00         40       11,000

                                                             EXPIRATION   EXERCISE   NUMBER OF     MARKET
COMMON STOCK                                                    DATE       PRICE     CONTRACTS      VALUE
------------                                                 ----------   --------   ----------   --------
CV Therapeutics, Inc.                                        4/20/2007    $ 10.00          25     $    250
                                                             4/20/2007      12.50          35          175
                                                             7/20/2007      10.00         115        4,600
Discovery Holding Company                                    7/20/2007      17.50          15        3,300
Encore Wire Corporation                                      5/18/2007      25.00          10        1,700
                                                             8/17/2007      25.00          10        2,600
                                                             8/17/2007      30.00          10          950
Foot Locker, Inc.                                            8/17/2007      25.00          25        2,500
Global Industries, Ltd.                                      9/21/2007      17.50          20        4,700
                                                             9/21/2007      20.00          50        5,500
Goldcorp, Inc.                                               4/20/2007      30.00          10           50
                                                             7/20/2007      30.00          10          500
                                                             7/20/2007      32.50          10          200
Intermec, Inc.                                               4/20/2007      22.50          25        1,375
                                                             6/15/2007      22.50          25        3,375
                                                             9/21/2007      22.50          25        5,625
                                                             9/21/2007      25.00          25        3,125
InterOil Corporation                                         4/20/2007      22.50          25       10,000
                                                             4/20/2007      25.00          10        2,300
                                                             5/18/2007      22.50           5        2,500
                                                             5/18/2007      25.00          25        8,750
                                                             6/15/2007      20.00           5        3,800
                                                             6/15/2007      22.50          30       17,700
                                                             6/15/2007      25.00          75       34,500
                                                             6/15/2007      30.00          35        9,275
                                                             6/15/2007      35.00          10        1,450
                                                             6/15/2007      40.00          20        1,600
                                                             9/21/2007      30.00           5        1,950
                                                             9/21/2007      35.00           5        1,250
IPSCO, Inc.                                                  4/20/2007     100.00          95      299,250
                                                             4/20/2007     105.00          50      132,500
                                                             6/15/2007      90.00          90      379,800
                                                             6/15/2007      95.00          85      318,750
                                                             9/21/2007      90.00           9       39,420
                                                             9/21/2007      95.00          10       39,400
Jarden Corporation                                           4/20/2007      25.00          35       38,500
                                                             4/20/2007      30.00          35       29,050
                                                             4/20/2007      35.00          40       13,600
                                                             7/20/2007      30.00          15       13,200
Lightbridge, Inc.                                            4/20/2007      15.00          10        2,450
                                                             7/20/2007      15.00          10        3,000
                                                             7/20/2007      17.50          35        5,075
Matrix Service Company                                       5/18/2007      17.50          60       18,600
McMoran Exploration Company                                  5/18/2007      15.00           7          350
Noble Energy, Inc.                                           5/18/2007      40.00           5        9,750
                                                             5/18/2007      50.00          35       34,650
                                                             5/18/2007      55.00          10        5,500
                                                             5/18/2007      60.00          20        4,500
                                                             8/17/2007      60.00          10        4,200

                                                             EXPIRATION   EXERCISE   NUMBER OF      MARKET
COMMON STOCK                                                    DATE       PRICE     CONTRACTS       VALUE
------------                                                 ----------   --------   ----------   -----------
OM Group, Inc.                                               4/20/2007     $ 40.00         40     $    20,400
                                                             6/15/2007       40.00         90          61,200
                                                             6/15/2007       45.00         25           9,250
                                                             9/21/2007       40.00         41          35,260
                                                             9/21/2007       35.00         10          12,000
Omnicare, Inc.                                               6/15/2007       40.00         12           2,400
                                                             6/15/2007       42.50         12           1,140
Parker Drilling Company                                      4/20/2007        7.50         25           4,625
Payless Shoesource, Inc.                                     6/15/2007       30.00         40          17,600
RH Donnelley Corporation                                     5/18/2007       65.00         10           6,500
                                                             5/18/2007       70.00         10           2,900
                                                             5/18/2007       75.00         10             850
Randgold Resources, Ltd.                                     6/15/2007       25.00         10           1,150
                                                             9/21/2007       25.00          5           1,075
                                                             9/21/2007       30.00         15           1,050
Range Resources Corporation                                  9/21/2007       35.00         60          14,400
                                                             9/21/2007       37.50         35           5,075
Smith International, Inc.                                    4/20/2007       37.50          5           5,250
                                                             4/20/2007       40.00         35          28,350
                                                             7/20/2007       42.50         10           6,900
SRA International Inc.                                       6/15/2007       22.50         15           3,750
Steel Dynamics, Inc.                                         4/20/2007       35.00         25          23,250
                                                             5/18/2007       27.50         98         153,860
                                                             5/18/2007       30.00        280         372,400
                                                             5/18/2007       32.50        315         340,200
                                                             5/18/2007       35.00         35          30,100
                                                             8/17/2007       30.00         35          47,600
Tween Brands, Inc.                                           4/20/2007       35.00          5             650
                                                             5/18/2007       35.00         10           2,050
                                                             8/17/2007       40.00         20           2,800
United States Steel Corporation                              7/20/2007       55.00         20          88,800
                                                             7/20/2007       65.00         22          76,560
                                                             7/20/2007       70.00         10          30,100
                                                                                     ----------   -----------
Total call options outstanding (premiums received, $2,171,369)                          3,341     $ 3,451,990
                                                                                     ==========   ===========

SERIES V CALL OPTIONS WRITTEN

                                                             EXPIRATION   EXERCISE   NUMBER OF      MARKET
COMMON STOCK                                                    DATE       PRICE     CONTRACTS       VALUE
------------                                                 ----------   --------   ----------   ----------
USEC, Inc.                                                   4/20/2007    $ 15.00         210     $   28,350
                                                             7/20/2007      15.00       1,551        333,465
United Rentals, Inc.                                         4/20/2007      30.00         246          2,460
                                                                                     ----------   ----------
Total call options outstanding (premiums received, $280,709)                            2,007     $  364,275
                                                                                     ==========   ==========

SERIES Y CALL OPTIONS WRITTEN

                                                             EXPIRATION   EXERCISE   NUMBER OF      MARKET
COMMON STOCK                                                    DATE       PRICE     CONTRACTS       VALUE
------------                                                 ----------   --------   ----------   ----------
Williams Companies, Inc.                                     4/20/2007    $ 27.50        307      $   36,840
                                                                                     ----------   ----------
Total call options outstanding (premiums received, $40,175)                              307      $   36,840
                                                                                     ==========   ==========

4. RESTRICTED SECURITIES

      As of March 31, 2007, the following funds contained restricted securities. Market value, cost, percentage of total net assets and acquisition dates are as follows:

                                                   NUMBER OF   PRICE PER      MARKET                     % OF       ACQUISITION
                                                    SHARES       SHARE        VALUE         COST       NET ASSETS      DATES
                                                   ---------   ----------   ----------   ----------    ----------   -----------
SERIES J
ThermoEnergy Corporation PIPE                      1,380,000   $     0.30   $  414,000   $1,302,103          0.1%     07-14-05
ThermoEnergy Corporation Warrant                   1,380,000       0.0831      114,678      353,897          0.0%     07-14-05

SERIES V
ThermoEnergy Corporation PIPE                      1,130,000         0.30      339,000    1,066,215          0.1%     07-14-05
ThermoEnergy Corporation Warrant                   1,130,000       0.0831       93,903      289,785          0.0%     07-14-05

These securities have been valued after considering certain pertinent factors, including the results of operations since the date of purchase and the recent sales price of its common stock. No quoted market price exists for these shares. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

5. FAIR VALUED SECURITIES

      As of March 31, 2007, the following funds contained securities that were fair valued by the Board of Directors. Market value, cost and percentage of total net assets are as follows:

                                                          MARKET                    % OF
                                                           VALUE        COST      NET ASSETS
                                                         ---------   ----------   ----------
Series E                                                 $    -      $  500,000       0.0%
Series P                                                      -       1,162,434       0.0%

6. ILLIQUID SECURITIES

      As of March 31, 2007, the following funds contained securities that were considered Illiquid. Market value, cost and percentage of total net assets are as follows:

                                                          MARKET                    % OF
                                                           VALUE        COST      NET ASSETS
                                                        ----------   ----------   ----------
Series E                                                $        -   $  500,000       0.0%
Series H                                                    16,494       15,751       0.0%
Series J                                                14,258,337   18,361,715       4.0%
Series N                                                 1,216,159    1,235,964       1.1%
Series O                                                 2,168,920    1,873,552       0.7%
Series P                                                    44,600    1,543,774       0.0%
Series V                                                11,700,603   10,937,212       2.6%

7.    144A SECURITIES

      As of March 31, 2007, the following funds contained securities that were considered 144A securities. Market value, cost and percentage of total net assets are as follows:

                                                         MARKET                      % OF
                                                          VALUE         COST       NET ASSETS
                                                       -----------   -----------   ----------
Series C                                               $ 1,550,220   $ 1,550,252      1.2%
Series E                                                17,504,091    17,595,210     11.2%
Series N                                                 1,918,127     1,902,269      1.8%
Series P                                                22,398,930    21,818,182     19.8%

8. AFFILIATED ISSUERS

      Investments representing 5% or more of the outstanding voting securities of a portfolio company of a fund result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies held in Series J as of March 31, 2007 amounted to $528,678 which represents 0.15% of net assets. There were no affiliated companies held in any other Series. Transactions in Series J during the period ended March 31, 2007 in which the portfolio company is an "affiliated person" are as follows:

                                                        BALANCE      GROSS         GROSS       BALANCE      REALIZED    INVESTMENT
                                                       12/31/2006   ADDITIONS    REDUCTIONS   3/31/2007    GAIN/(LOSS)    INCOME
                                                       ----------   ---------    ----------   ----------   -----------  ----------
ThermoEnergy Corporation PIPE (Shares)                  1,380,000         --           --      1,380,000         --           --
ThermoEnergy Corporation PIPE (Cost)                   $1,302,103   $     --     $     --     $1,302,103   $     --     $     --

ThermoEnergy Corporation Warrant (Shares)               1,380,000         --           --      1,380,000         --           --
ThermoEnergy Corporation Warrant (Cost)                $  353,897   $     --     $     --     $  353,897   $     --     $     --

* As a result of Series J's beneficial ownership of the common stock of these portfolio companies, applicable regulations require that the Series state that it may be deemed an affiliate of the respective portfolio company. The Series disclaims that the "affliated persons" are affiliates of the Distributor, Advisor, Series or any other client of the Advisor.

9. SENIOR LOAN

      Senior loans in which the Series invests generally pay interest rates pricing which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank's certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2007.

9. SECURITY VALUATION

      SECURITY VALUATION - Valuations of the Fund's securities are supplied by services approved by the Board of Directors. The Fund's officers, under the general supervision of the Board of Directors, regularly review procedures used by, and valuations provided by, the pricing services. Each security owned by a Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of that exchange that it generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the Nasdaq Stock Market, Inc. ("Nasdaq") will be valued at the Nasdaq Official Closing Price. Securities for which market quotations are not readily available are valued by a pricing service considering securities with similar yields, quality, type of issue, coupon, duration and rating. If there is no bid price or if the bid price is deemed to be unsatisfactory by the Board of Directors or by the Fund's investment manager, then the securities are valued in good faith by such method as the Board of Directors determines will reflect the fair value. If events occur that will affect the value of a fund's portfolio securities before the NAV has been calculated (a "significant event"), the security will generally be priced using a fair value procedure. If the Valuation Committee determines a significant event has occurred, it will evaluate the impact of that event on an affected security or securities, to determine whether a fair value adjustment would materially affect the fund's NAV per share. Some of the factors which may be considered by the Board of Directors in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. The Fund generally will value short-term debt securities at prices based on market quotations for such securities or securities of similar type, yield, quality and duration, except those securities purchased with 60 days or less to maturity are valued on the basis of amortized cost which approximates market value.

      Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of foreign securities are determined as of the close of such foreign markets or the close of the New York Stock Exchange, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as WEBS. In addition, the Board of Directors has authorized the Valuation Committee and Administrator to use prices and other information supplied by IDC's Fair Value Information Service in valuing such securities. Since foreign securities may be denominated in a foreign currency and involve settlement and pay interest or foreign dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Series to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

Please refer to the Fund's most recent semi-annual or annual financial statements for information regarding the Fund's significant accounting policies.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                              SBL FUND

                                              By:  /s/ Michael G. Odlum
                                                   ---------------------------
                                                   Michael G. Odlum, President

                                              Date: May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                              By:  /s/ Michael G. Odlum
                                                   ---------------------------
                                                     Michael G. Odlum, President

                                              Date: May 30, 2007

                                              By:  /s/ Brenda M. Harwood
                                                   ---------------------------
                                                   Brenda M. Harwood, Treasurer

                                              Date: May 30, 2007